UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

COLUMBIA FUNDS SERIES TRUST II

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center

Minneapolis, MN 55474

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: January 31

Date of reporting period: July 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report July 31, 2013

Columbia Income Builder Fund

President’s Message

Dear Shareholders,

A return to volatility

Volatility returned to the financial markets in the second quarter of 2013, as uncertainty about the global economy, monetary policy and the impact of the sequester’s spending cuts weighed on investors. Households advanced their spending but also allocated less to savings. Labor markets continued to crank out jobs at a steady pace, slowly reducing unemployment. Housing activity remained strong and retail sales were higher despite no real increase in income. The single weak spot was in the manufacturing sector, where activity slowed. While the consumer has weathered the domestic drag well, business has been closer to the global slowdown and effects of sequestration. Businesses remain very cautious, keeping inventories and staffs lean, and are planning for but not yet confident enough to make capital expenditures.

Against this backdrop, equities outperformed fixed income during the second quarter of 2013. Small-cap stocks outperformed large- and mid-cap stocks, and growth outperformed value except for in the large-cap sector. Outside the United States, foreign stock markets generally lost ground, with the most significant losses sustained by emerging markets.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund’s summary prospectus will include the following key information:

>	Investment objective

>	Fee and expense table

>	Portfolio turnover rate information

>	Principal investment strategies, principal risks and performance information

>	Management information

>	Purchase and sale information

>	Tax information

>	Financial intermediary compensation information

Each fund’s statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Income Builder Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Income Builder Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Income Builder Fund (the Fund) Class A shares returned 2.22% excluding sales charges for the six months ended July 31, 2013.

>	The Fund underperformed its Blended Index, which returned 2.46% for the same period.

>	The Fund’s bond benchmark, the Barclays U.S. Aggregate Bond Index, returned -1.62% during the same period

>	The Fund’s domestic equity benchmark, the Russell 3000 Value Index, returned 14.72% for the same period.

>	The Citigroup 3-Month U.S. Treasury Bill Index returned 0.03% during the same period.

Average Annual Total Returns (%) (for period ended July 31, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	Life*
Class A	02/16/06
Excluding sales charges		2.22	7.64	7.44	6.17
Including sales charges		-2.62	2.49	6.39	5.48
Class B	02/16/06
Excluding sales charges		1.74	6.79	6.63	5.36
Including sales charges		-3.26	1.79	6.32	5.36
Class C	02/16/06
Excluding sales charges		1.84	6.92	6.64	5.38
Including sales charges		0.84	5.92	6.64	5.38
Class K	02/16/06	2.16	7.71	7.52	6.41
Class R**	09/27/10	2.09	7.43	7.31	6.02
Class R4**	11/08/12	2.26	7.84	7.48	6.19
Class R5**	11/08/12	2.37	7.96	7.50	6.21
Class Z**	09/27/10	2.26	7.90	7.61	6.28
Blended Index		2.46	5.79	5.80	5.14
Barclays U.S. Aggregate Bond Index		-1.62	-1.91	5.23	5.19
Russell 3000 Value Index		14.72	30.99	7.96	5.28
Citigroup 3-Month U.S. Treasury Bill Index		0.03	0.08	0.20	1.48

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	Fund data, Barclays U.S. Aggregate Bond Index and Russell 3000 Value Index are from February 16, 2006. Citigroup 3-Month U.S. Treasury Bill Index and Blended Index are from February 28, 2006.

**	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Blended Index consists of 65% Barclays U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Income Builder Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2013)
Equity Funds	32.0
Convertible	3.0
Dividend Income	12.7
International	2.5
Real Estate	4.5
U.S. Large Cap	4.2
U.S. Small Cap	5.1
Fixed-Income Funds	61.7
Emerging Markets	11.9
Floating Rate	8.0
High Yield	12.0
Inflation Protected Securities	1.6
International	1.9
Investment Grade	26.3
Alternative Investment Funds	6.2
Money Market Funds	0.1
Total	100.0

Percentages indicated are based upon total investments.

Portfolio Management

Colin Lundgren, CFA

Gene Tannuzzo, CFA

Zach Pandl

Semiannual Report 2013	3

Columbia Income Builder Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

February 1, 2013 – July 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund’s Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,022.20	1,022.76	2.06	2.06	0.41	5.47	5.47	1.09
Class B	1,000.00	1,000.00	1,017.40	1,019.04	5.80	5.81	1.16	9.20	9.21	1.84
Class C	1,000.00	1,000.00	1,018.40	1,019.04	5.81	5.81	1.16	9.21	9.21	1.84
Class K	1,000.00	1,000.00	1,021.60	1,023.06	1.75	1.76	0.35	5.16	5.17	1.03
Class R	1,000.00	1,000.00	1,020.90	1,021.52	3.31	3.31	0.66	6.71	6.72	1.34
Class R4	1,000.00	1,000.00	1,022.60	1,024.00	0.80	0.80	0.16	4.21	4.22	0.84
Class R5	1,000.00	1,000.00	1,023.70	1,024.30	0.50	0.50	0.10	3.91	3.91	0.78
Class Z	1,000.00	1,000.00	1,022.60	1,024.00	0.80	0.80	0.16	4.21	4.22	0.84

Expenses paid during the period are equal to the Fund’s annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

4	Semiannual Report 2013

Columbia Income Builder Fund

Portfolio of Investments

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 32.0%
	Shares	Value ($)

Convertible 3.0%
Columbia Convertible Securities Fund, Class I Shares(a)	1,946,039	33,218,876

Dividend Income 12.7%
Columbia Dividend Opportunity Fund, Class I Shares(a)	10,953,771	111,071,235

Columbia Global Dividend Opportunity Fund, Class I Shares(a)	1,525,945	31,205,585

Total		142,276,820

International 2.5%
Columbia Multi-Advisor International Equity Fund, Class I Shares(a)	2,188,203	27,680,768

Real Estate 4.5%
Columbia Real Estate Equity Fund, Class I Shares(a)	3,414,369	50,805,805

U.S. Large Cap 4.2%
Columbia Large Value Quantitative Fund, Class I Shares(a)	5,306,595	46,379,641

U.S. Small Cap 5.1%
Columbia Small Cap Value Fund I, Class I Shares(a)	1,066,865	57,109,307

Total Equity Funds
(Cost: $302,069,443)		357,471,217

Fixed-Income Funds 61.6%
Emerging Markets 11.9%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	11,553,562	132,981,494

Floating Rate 8.0%
Columbia Floating Rate Fund, Class I Shares(a)	9,670,580	88,969,338

High Yield 12.0%
Columbia High Yield Bond Fund, Class I Shares(a)	45,196,364	133,781,238

Fixed-Income Funds (continued)

	Shares	Value ($)
Inflation Protected Securities 1.6%
Columbia Inflation Protected Securities Fund, Class I Shares(a)	1,878,712	18,298,657

International 1.9%
Columbia International Bond Fund, Class I Shares(a)	2,002,670	21,849,130

Investment Grade 26.2%
Columbia Corporate Income Fund, Class I Shares(a)	5,661,906	58,091,152

Columbia Limited Duration Credit Fund, Class I Shares(a)	5,380,408	54,073,100

Columbia U.S. Government Mortgage Fund, Class I Shares(a)	32,217,433	175,907,185

Columbia U.S. Treasury Index Fund, Class I Shares(a)	477,940	5,329,035

Total		293,400,472

Total Fixed-Income Funds
(Cost: $682,578,064)		689,280,329

Alternative Investment Funds 6.2%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	2,662,765	26,787,415

Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	4,195,464	42,709,819

Total Alternative Investment Funds
(Cost: $69,134,648)		69,497,234

Money Market Funds 0.1%
Columbia Money Market Fund, Class I Shares, 0.008%(a)(c)	651,803	651,803

Total Money Market Funds
(Cost: $651,803)		651,803

Total Investments
(Cost: $1,054,433,958)		1,116,900,583

Other Assets and Liabilities		1,615,731

Net Assets		1,118,516,314

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	22,944,583	4,179,805	(51,578)	568	27,073,378	—	—	26,787,415

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Income Builder Fund

Portfolio of Investments (continued)

July 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	50,000,738	3,887,770	(12,000,000)	172,761	42,061,269	—	—	42,709,819

Columbia Conmodity Strategy Fund, Class I Shares*	—	22,274,119	(19,869,119)	(2,405,000)	—	—	—	—

Columbia Convertible Securities Fund, Class I Shares	28,369,399	2,052,305	(500,000)	5,086	29,926,790	—	407,909	33,218,876

Columbia Corporate Income Fund, Class I Shares	46,162,714	13,288,894	(14,736)	(29)	59,436,843	—	822,609	58,091,152

Columbia Dividend Opportunity Fund, Class I Shares	98,567,237	5,157,942	(11,750,000)	246,164	92,221,343	—	1,223,776	111,071,235

Columbia Emerging Markets Bond Fund, Class I Shares	40,682,299	95,286,230	—	—	135,968,529	—	2,140,889	132,981,494

Columbia Floating Rate Fund, Class I Shares	77,718,774	13,384,281	(10,500,000)	71,224	80,674,279	—	1,879,763	88,969,338

Columbia Global Dividend Opportunity Fund, Class I Shares*	—	31,191,397	—	—	31,191,397	—	—	31,205,585

Columbia High Yield Bond Fund, Class I Shares	84,126,842	49,123,564	(10,000,000)	1,751,969	125,002,375	—	2,995,405	133,781,238

Columbia Inflation Protected Securities Fund, Class I Shares	18,916,117	9,593,584	(9,000,000)	(157,026)	19,352,675	—	21,454	18,298,657

Columbia International Bond Fund, Class I Shares	18,350,660	4,563,670	—	—	22,914,330	—	153,145	21,849,130

Columbia Large Value Quantitative Fund, Class I Shares	42,601,481	3,120,448	(8,250,000)	1,465,745	38,937,674	—	—	46,379,641

Columbia Limited Duration Credit Fund, Class I Shares	46,211,363	7,893,385	—	—	54,104,748	—	467,861	54,073,100

Columbia Money Market Fund, Class I Shares	497,416	154,387	—	—	651,803	—	28	651,803

Columbia Multi-Advisor International Equity Fund, Class I Shares	22,582,665	9,010,120	(5,800,000)	422,829	26,215,614	—	—	27,680,768

Columbia Real Estate Equity Fund, Class I Shares	32,259,305	6,546,943	(5,700,000)	3,377,818	36,484,066	325,676	508,156	50,805,805

Columbia Small Cap Value Fund I, Class I Shares	48,599,737	5,404,755	(8,750,000)	1,838,067	47,092,559	—	—	57,109,307

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Income Builder Fund

Portfolio of Investments (continued)

July 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia U.S. Government Mortgage Fund, Class I Shares	202,427,760	14,452,821	(42,757,368)	5,460,774	179,583,987	—	1,875,988	175,907,185

Columbia U.S. Treasury Index Fund, Class I Shares	6,562,663	519,148	(1,500,000)	(41,512)	5,540,299	—	36,578	5,329,035

Total	887,581,753	301,085,568	(146,442,801)	12,209,438	1,054,433,958	325,676	12,533,561	1,116,900,583

*	Issuer was not an affiliate for the entire period ended July 31, 2013.

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at July 31, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Income Builder Fund

Portfolio of Investments (continued)

July 31, 2013 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds

Equity Funds	357,471,217	—	—	357,471,217

Fixed-Income Funds	689,280,329	—	—	689,280,329

Alternative Investment Funds	69,497,234	—	—	69,497,234

Money Market Funds	651,803	—	—	651,803

Total Mutual Funds	1,116,900,583	—	—	1,116,900,583

Total	1,116,900,583	—	—	1,116,900,583

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Income Builder Fund

Statement of Assets and Liabilities

July 31, 2013 (Unaudited)

Assets

Investments, at value (identified cost $1,054,433,958)	$1,116,900,583

Receivable for:

Capital shares sold	5,094,520

Dividends	1,444,235

Total assets	1,123,439,338

Liabilities

Payable for:

Investments purchased	3,766,460

Capital shares purchased	984,594

Distribution and/or service fees	11,176

Transfer agent fees	58,918

Administration fees	611

Compensation of board members	5,537

Other expenses	95,728

Total liabilities	4,923,024

Net assets applicable to outstanding capital stock	$1,118,516,314

Represented by

Paid-in capital	$1,117,018,704

Excess of distributions over net investment income	(22,271)

Accumulated net realized loss	(60,946,744)

Unrealized appreciation (depreciation) on:

Investments — affiliated issuers	62,466,625

Total — representing net assets applicable to outstanding capital stock	$1,118,516,314

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Income Builder Fund

Statement of Assets and Liabilities (continued)

July 31, 2013 (Unaudited)

Class A

Net assets	$900,379,136

Shares outstanding	77,543,831

Net asset value per share	$11.61

Maximum offering price per share(a)	$12.19

Class B

Net assets	$30,661,861

Shares outstanding	2,628,564

Net asset value per share	$11.66

Class C

Net assets	$152,643,558

Shares outstanding	13,101,327

Net asset value per share	$11.65

Class K

Net assets	$39,610

Shares outstanding	3,408

Net asset value per share	$11.62

Class R

Net assets	$1,285,563

Shares outstanding	110,185

Net asset value per share	$11.67

Class R4

Net assets	$2,089,432

Shares outstanding	179,521

Net asset value per share	$11.64

Class R5

Net assets	$86,013

Shares outstanding	7,383

Net asset value per share	$11.65

Class Z

Net assets	$31,331,141

Shares outstanding	2,698,037

Net asset value per share	$11.61

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Income Builder Fund

Statement of Operations

Six Months Ended July 31, 2013 (Unaudited)

Net investment income

Income:

Dividends — affiliated issuers	$12,533,561

Total income	12,533,561

Expenses:

Distribution and/or service fees

Class A	1,058,972

Class B	166,294

Class C	624,969

Class R	2,181

Transfer agent fees

Class A	477,025

Class B	18,723

Class C	70,430

Class K	15

Class R	491

Class R4	171

Class R5	17

Class Z	10,296

Administration fees	102,497

Plan administration fees

Class K	73

Compensation of board members	4,919

Custodian fees	3,718

Printing and postage fees	59,216

Registration fees	50,888

Professional fees	14,422

Other	6,027

Total expenses	2,671,344

Net investment income	9,862,217

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments — affiliated issuers	12,209,438

Capital gain distributions from underlying affiliated funds	325,676

Net realized gain	12,535,114

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	(1,649,223)

Net change in unrealized appreciation (depreciation)	(1,649,223)

Net realized and unrealized gain	10,885,891

Net increase in net assets resulting from operations	$20,748,108

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Income Builder Fund

Statement of Changes in Net Assets

	Six Months Ended July 31, 2013 (Unaudited)	Year Ended January 31, 2013(a)
Operations

Net investment income	$9,862,217	$27,647,360

Net realized gain	12,535,114	39,840,427

Net change in unrealized appreciation (depreciation)	(1,649,223)	14,168,020

Net increase in net assets resulting from operations	20,748,108	81,655,807

Distributions to shareholders

Net investment income

Class A	(9,123,809)	(29,049,576)

Class B	(229,110)	(1,103,175)

Class C	(885,271)	(2,623,848)

Class K	(617)	(2,647)

Class R	(8,235)	(5,702)

Class R4	(5,314)	(39)

Class R5	(860)	(39)

Class Z	(226,888)	(202,565)

Total distributions to shareholders	(10,480,104)	(32,987,591)

Increase (decrease) in net assets from capital stock activity	155,448,401	108,428,064

Total increase in net assets	165,716,405	157,096,280

Net assets at beginning of period	952,799,909	795,703,629

Net assets at end of period	$1,118,516,314	$952,799,909

Undistributed (excess of distributions over) net investment income	$(22,271)	$595,616

(a)	Class R4 and Class R5 shares are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Income Builder Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended July 31, 2013 (Unaudited)		Year Ended January 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(b)	13,926,791	161,812,311	16,419,169	183,759,284

Distributions reinvested	731,901	8,477,300	2,373,753	26,585,382

Redemptions	(7,473,675)	(86,826,464)	(12,270,862)	(137,032,317)

Net increase	7,185,017	83,463,147	6,522,060	73,312,349

Class B shares

Subscriptions	163,074	1,904,311	288,154	3,237,951

Distributions reinvested	19,157	222,934	94,193	1,058,900

Redemptions(b)	(522,147)	(6,090,718)	(1,152,914)	(12,886,243)

Net decrease	(339,916)	(3,963,473)	(770,567)	(8,589,392)

Class C shares

Subscriptions	4,972,174	58,003,815	4,087,394	45,873,392

Distributions reinvested	72,537	843,594	221,284	2,492,188

Redemptions	(795,446)	(9,263,932)	(999,686)	(11,226,028)

Net increase	4,249,265	49,583,477	3,308,992	37,139,552

Class K shares

Distributions reinvested	21	241	120	1,352

Redemptions	(2,703)	(32,164)	—	—

Net increase (decrease)	(2,682)	(31,923)	120	1,352

Class R shares

Subscriptions	52,653	611,211	58,921	674,270

Distributions reinvested	706	8,209	497	5,603

Redemptions	(5,179)	(60,394)	(1,484)	(16,530)

Net increase	48,180	559,026	57,934	663,343

Class R4 shares

Subscriptions	181,408	2,123,099	221	2,500

Distributions reinvested	454	5,283	—	—

Redemptions	(2,562)	(30,290)	—	—

Net increase	179,300	2,098,092	221	2,500

Class R5 shares

Subscriptions	11,187	130,555	221	2,500

Distributions reinvested	71	829	—	—

Redemptions	(4,096)	(48,315)	—	—

Net increase	7,162	83,069	221	2,500

Class Z shares

Subscriptions	2,247,678	26,168,344	638,741	7,160,228

Distributions reinvested	16,469	190,935	15,882	178,450

Redemptions	(233,981)	(2,702,293)	(128,371)	(1,442,818)

Net increase	2,030,166	23,656,986	526,252	5,895,860

Total net increase	13,356,492	155,448,401	9,645,233	108,428,064

(a)	Class R4 and Class R5 shares are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Income Builder Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended July 31, 2013		Year Ended January 31,
Class A	(Unaudited)		2013		2012	2011		2010	2009
Per share data
Net asset value, beginning of period	$11.48		$10.85		$10.58	$9.76		$8.24	$10.27

Income from investment operations:

Net investment income	0.12		0.37		0.37	0.35		0.35	0.38

Net realized and unrealized gain (loss)	0.13		0.69		0.30	0.87		1.55	(2.03)

Total from investment operations	0.25		1.06		0.67	1.22		1.90	(1.65)

Less distributions to shareholders:

Net investment income	(0.12)		(0.43)		(0.40)	(0.40)		(0.38)	(0.38)

Tax return of capital	—		—		—	(0.00	)(a)	—	—

Total distributions to shareholders	(0.12)		(0.43)		(0.40)	(0.40)		(0.38)	(0.38)

Net asset value, end of period	$11.61		$11.48		$10.85	$10.58		$9.76	$8.24

Total return	2.22%		9.98%		6.48%	12.72%		23.35%	(16.43%)

Ratios to average net assets(b)

Total gross expenses	0.41	%(c)	0.42%		0.42%	0.44%		0.42%	0.41%

Total net expenses(d)	0.41	%(c)	0.42	%(e)	0.42%	0.44%		0.42%	0.41%

Net investment income	2.03	%(c)	3.30%		3.50%	3.42%		3.87%	3.75%

Supplemental data

Net assets, end of period (in thousands)	$900,379		$808,070		$692,920	$199,434		$191,609	$186,971

Portfolio turnover	14%		26%		31%	28%		41%	39%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Income Builder Fund

Financial Highlights (continued)

	Six Months Ended July 31, 2013		Year Ended January 31,
Class B	(Unaudited)		2013		2012	2011		2010	2009
Per share data
Net asset value, beginning of period	$11.54		$10.90		$10.62	$9.79		$8.23	$10.25

Income from investment operations:

Net investment income	0.07		0.28		0.29	0.27		0.28	0.31

Net realized and unrealized gain (loss)	0.13		0.71		0.30	0.88		1.54	(2.02)

Total from investment operations	0.20		0.99		0.59	1.15		1.82	(1.71)

Less distributions to shareholders:

Net investment income	(0.08)		(0.35)		(0.31)	(0.32)		(0.26)	(0.31)

Tax return of capital	—		—		—	(0.00	)(a)	—	—

Total distributions to shareholders	(0.08)		(0.35)		(0.31)	(0.32)		(0.26)	(0.31)

Net asset value, end of period	$11.66		$11.54		$10.90	$10.62		$9.79	$8.23

Total return	1.74%		9.18%		5.67%	11.91%		22.38%	(17.00%)

Ratios to average net assets(b)

Total gross expenses	1.16	%(c)	1.17%		1.17%	1.19%		1.18%	1.16%

Total net expenses(d)	1.16	%(c)	1.17	%(e)	1.17%	1.19%		1.18%	1.16%

Net investment income	1.26	%(c)	2.50%		2.74%	2.61%		3.06%	2.96%

Supplemental data

Net assets, end of period (in thousands)	$30,662		$34,248		$40,756	$18,295		$24,940	$27,939

Portfolio turnover	14%		26%		31%	28%		41%	39%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Income Builder Fund

Financial Highlights (continued)

	Six Months Ended July 31, 2013		Year Ended January 31,
Class C	(Unaudited)		2013		2012	2011		2010	2009
Per share data
Net asset value, beginning of period	$11.52		$10.89		$10.61	$9.79		$8.24	$10.26

Income from investment operations:

Net investment income	0.08		0.29		0.29	0.28		0.29	0.31

Net realized and unrealized gain (loss)	0.13		0.69		0.31	0.86		1.53	(2.02)

Total from investment operations	0.21		0.98		0.60	1.14		1.82	(1.71)

Less distributions to shareholders:

Net investment income	(0.08)		(0.35)		(0.32)	(0.32)		(0.27)	(0.31)

Tax return of capital	—		—		—	(0.00	)(a)	—	—

Total distributions to shareholders	(0.08)		(0.35)		(0.32)	(0.32)		(0.27)	(0.31)

Net asset value, end of period	$11.65		$11.52		$10.89	$10.61		$9.79	$8.24

Total return	1.84%		9.14%		5.73%	11.84%		22.35%	(16.97%)

Ratios to average net assets(b)

Total gross expenses	1.16	%(c)	1.17%		1.17%	1.20%		1.17%	1.16%

Total net expenses(d)	1.16	%(c)	1.17	%(e)	1.17%	1.20%		1.17%	1.16%

Net investment income	1.32	%(c)	2.61%		2.76%	2.72%		3.16%	3.00%

Supplemental data

Net assets, end of period (in thousands)	$152,644		$102,019		$60,381	$17,732		$12,407	$9,282

Portfolio turnover	14%		26%		31%	28%		41%	39%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Income Builder Fund

Financial Highlights (continued)

	Six Months Ended July 31, 2013		Year Ended January 31,
Class K	(Unaudited)		2013	2012	2011		2010	2009
Per share data
Net asset value, beginning of period	$11.50		$10.87	$10.59	$9.77		$8.26	$10.28

Income from investment operations:

Net investment income	0.11		0.37	0.38	0.35		0.36	0.42

Net realized and unrealized gain (loss)	0.14		0.70	0.31	0.87		1.54	(2.01)

Total from investment operations	0.25		1.07	0.69	1.22		1.90	(1.59)

Less distributions to shareholders:

Net investment income	(0.13)		(0.44)	(0.41)	(0.40)		(0.39)	(0.43)

Tax return of capital	—		—	—	(0.00	)(a)	—	—

Total distributions to shareholders	(0.13)		(0.44)	(0.41)	(0.40)		(0.39)	(0.43)

Net asset value, end of period	$11.62		$11.50	$10.87	$10.59		$9.77	$8.26

Total return	2.16%		10.02%	6.64%	12.74%		23.31%	(15.93%)

Ratios to average net assets(b)

Total gross expenses	0.35	%(c)	0.37%	0.35%	0.43%		0.36%	0.37%

Total net expenses(d)	0.35	%(c)	0.37%	0.35%	0.42%		0.36%	0.08%

Net investment income	1.96	%(c)	3.34%	3.58%	3.45%		3.95%	3.90%

Supplemental data

Net assets, end of period (in thousands)	$40		$70	$65	$11		$10	$8

Portfolio turnover	14%		26%	31%	28%		41%	39%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Columbia Income Builder Fund

Financial Highlights (continued)

	Six Months Ended July 31, 2013		Year Ended January 31,
Class R	(Unaudited)		2013		2012	2011(a)
Per share data
Net asset value, beginning of period	$11.54		$10.91		$10.63	$10.29

Income from investment operations:

Net investment income	0.11		0.35		0.30	0.17

Net realized and unrealized gain	0.13		0.69		0.35	0.33

Total from investment operations	0.24		1.04		0.65	0.50

Less distributions to shareholders:

Net investment income	(0.11)		(0.41)		(0.37)	(0.16)

Tax return of capital	—		—		—	(0.00	)(b)

Total distributions to shareholders	(0.11)		(0.41)		(0.37)	(0.16)

Net asset value, end of period	$11.67		$11.54		$10.91	$10.63

Total return	2.09%		9.68%		6.29%	4.88%

Ratios to average net assets(c)

Total gross expenses	0.66	%(d)	0.67%		0.73%	0.63	%(d)

Total net expenses(e)	0.66	%(d)	0.67	%(f)	0.66%	0.63	%(d)

Net investment income	1.83	%(d)	3.19%		2.90%	4.84	%(d)

Supplemental data

Net assets, end of period (in thousands)	$1,286		$715		$44	$3

Portfolio turnover	14%		26%		31%	28%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Columbia Income Builder Fund

Financial Highlights (continued)

Class R4	Six Months Ended July 31, 2013 (Unaudited)		Year Ended January 31, 2013(a)
Per share data
Net asset value, beginning of period	$11.52		$11.29

Income from investment operations:

Net investment income	0.16		0.13

Net realized and unrealized gain	0.10		0.28

Total from investment operations	0.26		0.41

Less distributions to shareholders:

Net investment income	(0.14)		(0.18)

Total distributions to shareholders	(0.14)		(0.18)

Net asset value, end of period	$11.64		$11.52

Total return	2.26%		3.61%

Ratios to average net assets(b)

Total gross expenses	0.16	%(c)	0.13	%(c)

Total net expenses(d)	0.16	%(c)	0.13	%(c)

Net investment income	2.88	%(c)	5.21	%(c)

Supplemental data

Net assets, end of period (in thousands)	$2,089		$3

Portfolio turnover	14%		26%

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Columbia Income Builder Fund

Financial Highlights (continued)

Class R5	Six Months Ended July 31, 2013 (Unaudited)		Year Ended January 31, 2013(a)
Per share data
Net asset value, beginning of period	$11.52		$11.29

Income from investment operations:

Net investment income	0.14		0.14

Net realized and unrealized gain	0.13		0.27

Total from investment operations	0.27		0.41

Less distributions to shareholders:

Net investment income	(0.14)		(0.18)

Total distributions to shareholders	(0.14)		(0.18)

Net asset value, end of period	$11.65		$11.52

Total return	2.37%		3.61%

Ratios to average net assets(b)

Total gross expenses	0.10	%(c)	0.10	%(c)

Total net expenses(d)	0.10	%(c)	0.10	%(c)

Net investment income	2.40	%(c)	5.23	%(c)

Supplemental data

Net assets, end of period (in thousands)	$86		$3

Portfolio turnover	14%		26%

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2013

Columbia Income Builder Fund

Financial Highlights (continued)

	Six Months Ended July 31, 2013		Year Ended January 31,
Class Z	(Unaudited)		2013		2012	2011(a)
Per share data
Net asset value, beginning of period	$11.49		$10.86		$10.59	$10.29

Income from investment operations:

Net investment income	0.14		0.41		0.41	0.09

Net realized and unrealized gain	0.12		0.68		0.29	0.39

Total from investment operations	0.26		1.09		0.70	0.48

Less distributions to shareholders:

Net investment income	(0.14)		(0.46)		(0.43)	(0.18)

Tax return of capital	—		—		—	(0.00	)(b)

Total distributions to shareholders	(0.14)		(0.46)		(0.43)	(0.18)

Net asset value, end of period	$11.61		$11.49		$10.86	$10.59

Total return	2.26%		10.25%		6.79%	4.67%

Ratios to average net assets(c)

Total gross expenses	0.16	%(d)	0.17%		0.17%	0.47	%(d)

Total net expenses(e)	0.16	%(d)	0.17	%(f)	0.17%	0.17	%(d)

Net investment income	2.42	%(d)	3.68%		3.87%	2.44	%(d)

Supplemental data

Net assets, end of period (in thousands)	$31,331		$7,672		$1,537	$89

Portfolio turnover	14%		26%		31%	28%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	21

Columbia Income Builder Fund

Notes to Financial Statements

July 31, 2013 (Unaudited)

Note 1. Organization

Columbia Income Builder Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is a “fund-of-funds” and invests in a combination of underlying affiliated funds* for which Columbia Management Investment Advisers, LLC (Columbia Management), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or an affiliate acts as investment manager or principal underwriter. Columbia Management is the Investment Manager for the underlying affiliated funds.

*For information on the goals, investment strategies and risks of the underlying funds please refer to the Fund’s most recent prospectus and the prospectuses of the underlying funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange on the valuation date.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

22	Semiannual Report 2013

Columbia Income Builder Fund

Notes to Financial Statements (continued)

July 31, 2013 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The Fund does not pay the Investment Manager a direct fee for the these investment management services.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as “acquired funds”) in which the Fund invests. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees (the Board), including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended July 31, 2013, other expenses paid to this company were $743.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Semiannual Report 2013	23

Columbia Income Builder Fund

Notes to Financial Statements (continued)

July 31, 2013 (Unaudited)

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended July 31, 2013, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.11%
Class B	0.11
Class C	0.11
Class K	0.05
Class R	0.11
Class R4	0.11
Class R5	0.05
Class Z	0.11

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’ initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended July 31, 2013, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $4,621,000 and $946,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of June 30, 2013 and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $1,223,770 for Class A, $2,184 for Class B and $950 for Class C shares for the six months ended July 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), for the period disclosed below, unless sooner terminated at the sole

24	Semiannual Report 2013

Columbia Income Builder Fund

Notes to Financial Statements (continued)

July 31, 2013 (Unaudited)

discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fee Rates Contractual through May 31, 2014
Class A	0.45%
Class B	1.20
Class C	1.20
Class K	0.42
Class R	0.70
Class R4	0.20
Class R5	0.17
Class Z	0.20

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At July 31, 2013, the cost of investments for federal income tax purposes was approximately $1,054,434,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$73,124,000
Unrealized depreciation	(10,657,000)
Net unrealized appreciation	$62,467,000

The following capital loss carryforward, determined as of January 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	49,541,427
2018	6,670,083
2019	713,399
Total	56,924,909

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of investments in underlying funds excluding Money Market Funds, aggregated to $300,931,181 and $146,442,801, respectively, for the six months ended July 31, 2013.

Note 6. Shareholder Concentration

At July 31, 2013, one unaffiliated shareholder account owned 43.4% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.

The Fund had no borrowings during the six months ended July 31, 2013.

Semiannual Report 2013	25

Columbia Income Builder Fund

Notes to Financial Statements (continued)

July 31, 2013 (Unaudited)

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

26	Semiannual Report 2013

Columbia Income Builder Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Income Builder Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial’s profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management’s fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management’s Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management’s equity and fixed income research departments.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including

Semiannual Report 2013	27

Columbia Income Builder Fund

Approval of Investment Management Services Agreement (continued)

the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant’s report that concluded that: the Funds’ expense cap philosophy of assuring that each Fund’s total expense ratio is not above its peer universe median ratio is reasonable. The Board noted the rationale for according weight to the Fund’s direct expenses, as opposed to its total expense ratios, which also include indirect expenses (i.e., the expenses incurred by the underlying Funds in which the Fund invests). In this regard, the Board noted that the Fund’s direct and indirect total expense ratios generally approximate or are below the median ratio for the Fund’s peer universe. Based on its review, the Board concluded that the Fund’s investment management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant’s report that concluded that Columbia Management’s profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

28	Semiannual Report 2013

Columbia Income Builder Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	29

Columbia Income Builder Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR163_01_C01_(09/13)

Semiannual Report

July 31, 2013

Columbia Capital Allocation Portfolios

Columbia Capital Allocation Conservative Portfolio

Columbia Capital Allocation Moderate Conservative Portfolio

Columbia Capital Allocation Moderate Portfolio

Columbia Capital Allocation Moderate Aggressive Portfolio

Columbia Capital Allocation Aggressive Portfolio

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A return to volatility

Volatility returned to the financial markets in the second quarter of 2013, as uncertainty about the global economy, monetary policy and the impact of the sequester's spending cuts weighed on investors. Households advanced their spending but also allocated less to savings. Labor markets continued to crank out jobs at a steady pace, slowly reducing unemployment. Housing activity remained strong and retail sales were higher despite no real increase in income. The single weak spot was in the manufacturing sector, where activity slowed. While the consumer has weathered the domestic drag well, business has been closer to the global slowdown and effects of sequestration. Businesses remain very cautious, keeping inventories and staffs lean, and are planning for but not yet confident enough to make capital expenditures.

Against this backdrop, equities outperformed fixed income during the second quarter of 2013. Small-cap stocks outperformed large- and mid-cap stocks, and growth outperformed value except for in the large-cap sector. Outside the United States, foreign stock markets generally lost ground, with the most significant losses sustained by emerging markets.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>   Investment objective

>   Fee and expense table

>   Portfolio turnover rate information

>   Principal investment strategies, principal risks and performance information

>   Management information

>   Purchase and sale information

>   Tax information

>   Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>   The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>   Detailed up-to-date fund performance and portfolio information

>   Economic analysis and market commentary

>   Quarterly fund commentaries

>   Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Table of Contents

Columbia Capital Allocation Conservative Portfolio
Performance Overview	2
Portfolio Overview	3
Columbia Capital Allocation Moderate Conservative Portfolio
Performance Overview	4
Portfolio Overview	5
Columbia Capital Allocation Moderate Portfolio
Performance Overview	6
Portfolio Overview	7
Columbia Capital Allocation Moderate Aggressive Portfolio
Performance Overview	8
Portfolio Overview	9
Columbia Capital Allocation Aggressive Portfolio
Performance Overview	10
Portfolio Overview	11
Understanding Your Portfolio's Expenses	12
Portfolio of Investments	15
Statement of Assets and Liabilities	49
Statement of Operations	55
Statement of Changes in Net Assets	57
Financial Highlights	70
Notes to Financial Statements	116
Approval of Investment Management Services Agreement	130
Important Information About This Report	133

Portfolio Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Portfolio Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Portfolio Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Performance Overview

Columbia Capital Allocation Conservative Portfolio

(Unaudited)

Performance Summary

>   Columbia Capital Allocation Conservative Portfolio (the Portfolio) Class A shares returned 0.72% excluding sales charges for the six-month period that ended July 31, 2013.

>   The Portfolio underperformed its Blended Index, which returned 1.23% for the same time period

>   The Portfolio's bond benchmark, the Barclays U.S. Aggregate Bond Index, returned -1.62% for the same time period.

>   The Portfolio's domestic equity benchmark, the Russell 3000 Index, returned 14.05% for the same time period.

Average Annual Total Returns (%) (for period ended July 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	03/04/04
Excluding sales charges		0.72	4.30	5.38	4.59
Including sales charges		-4.06	-0.65	4.35	4.05
Class B	03/04/04
Excluding sales charges		0.35	3.61	4.60	3.80
Including sales charges		-4.60	-1.35	4.27	3.80
Class C	03/04/04
Excluding sales charges		0.36	3.56	4.61	3.81
Including sales charges		-0.63	2.57	4.61	3.81
Class K	03/04/04	0.82	4.50	5.53	4.76
Class R*	09/27/10	0.62	4.10	5.17	4.38
Class R4*	06/13/13	0.78	4.37	5.39	4.60
Class R5*	06/13/13	0.81	4.40	5.40	4.60
Class Y*	06/13/13	0.82	4.41	5.40	4.60
Class Z*	09/27/10	0.84	4.66	5.54	4.67
Blended Index		1.23	3.90	5.62	5.08	**
Barclays U.S. Aggregate Bond Index		-1.62	-1.91	5.23	4.61
Russell 3000 Index		14.05	26.86	8.57	6.70

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B and are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Portfolio's other classes are not subject to sales charges and have limited eligibility. Please see the Portfolio's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares. Performance results reflect the effect of any fee waivers or reimbursements of Portfolio expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*  The returns shown for periods prior to the share class inception date (including returns for the Life of the Portfolio, if shown, which are since Portfolio inception) include the returns of the Portfolio's oldest share class. Since the Portfolio launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

**  From February 29, 2004.

The Blended Index consists of 66% Barclays U.S. Aggregate Bond Index, 15% Russell 3000 Index, 10% Citigroup 3-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (unhedged net) and 4% Barclays High Yield Corporate Bond Index. On June 20, 2013, the Portfolio altered the composition of the Blended Index. The Portfolio's Investment Manager made this recommendation to the Portfolio's Board that the new Blended Index provides a more appropriate Portfolio performance comparison than the prior blended index. The Citigroup 3-Month U.S. Treasury Bill Index and the MSCI EAFE Index (Gross) are no longer included as standalone benchmarks for Portfolio performance comparison purposes.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Portfolio may not match those in an index.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio Overview

Columbia Capital Allocation Conservative Portfolio

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2013)
Alternative Investment Funds	10.4
Equity Funds	17.9
Dividend Income	3.1
International	4.1
U.S. Large Cap	8.9
U.S. Mid Cap	1.2
U.S. Small Cap	0.6
Fixed-Income Funds	66.9
Convertible	1.0
Emerging Markets	4.3
High Yield	1.7
Inflation Protected Securities	4.5
International	0.3
Investment Grade	55.1
Money Market Funds	4.8
Total	100.0

Percentages indicated are based upon total investments. The Portfolio's composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Melda Mergen, CFA, CAIA

Marie Schofield, CFA

Beth Vanney, CFA

Toby Nangle

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Performance Overview

Columbia Capital Allocation Moderate Conservative Portfolio

(Unaudited)

Performance Summary

>   Columbia Capital Allocation Moderate Conservative Portfolio (the Portfolio) Class A shares returned 2.44% excluding sales charges for the six-month period that ended July 31, 2013.

>   The Portfolio underperformed its Blended Index, which returned 3.08% for the same time period.

>   The Portfolio's bond benchmark, the Barclays U.S. Aggregate Bond Index, returned -1.62% for the same time period.

>   The Portfolio's domestic equity benchmark, the Russell 3000 Index, returned 14.05% for the same time period.

Average Annual Total Returns (%) (for period ended July 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/15/96
Excluding sales charges		2.44	7.17	6.73	6.18
Including sales charges		-3.44	0.99	5.47	5.55
Class B	08/07/97
Excluding sales charges		2.07	6.40	5.94	5.38
Including sales charges		-2.93	1.40	5.62	5.38
Class C	10/15/96
Excluding sales charges		2.08	6.35	5.94	5.39
Including sales charges		1.08	5.35	5.94	5.39
Class K*	02/28/13	2.53	7.27	6.75	6.19
Class R*	01/23/06	2.39	6.97	6.50	5.93
Class R4*	11/08/12	2.60	7.34	6.76	6.20
Class R5*	11/08/12	2.74	7.51	6.80	6.21
Class Y*	06/13/13	2.55	7.28	6.75	6.19
Class Z	10/15/96	2.58	7.41	7.00	6.43
Blended Index		3.08	7.86	6.25	6.37
Barclays U.S. Aggregate Bond Index		-1.62	-1.91	5.23	4.89
Russell 3000 Index		14.05	26.86	8.57	8.14

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B and are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Portfolio's other classes are not subject to sales charges and have limited eligibility. Please see the Portfolio's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares. Performance results reflect the effect of any fee waivers or reimbursements of Portfolio expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Portfolio, if shown, which are since Portfolio inception) include the returns of the Portfolio's oldest share class. Since the Portfolio launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Blended Index consists of 55.5% Barclays U.S. Aggregate Bond Index, 26% Russell 3000 Index, 9% MSCI EAFE Index (unhedged net), 5% Citigroup 3-Month U.S. Treasury Bill Index and 4.5% Barclays High Yield Corporate Bond Index. On June 20, 2013, the Portfolio added a Blended Index for Portfolio performance comparison purposes. The Portfolio's Investment Manager made this recommendation to the Portfolio's Board that the new Blended Index provides a more appropriate basis for comparing the Portfolio's performance.

Effective June 20, 2013, the S&P 500 Index will no longer be a benchmark for the Portfolio's performance. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Portfolio may not match those in an index.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio Overview

Columbia Capital Allocation Moderate Conservative Portfolio

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2013)
Alternative Investment Funds	7.9
Equity Funds	32.9
Dividend Income	4.7
International	7.6
U.S. Large Cap	14.4
U.S. Mid Cap	4.5
U.S. Small Cap	1.7
Fixed-Income Funds	55.0
Convertible	1.4
Emerging Markets	4.4
High Yield	4.8
Inflation Protected Securities	1.5
International	0.5
Investment Grade	42.4
Inflation-Indexed Bonds	0.6
Money Market Funds	3.6
Total	100.0

Percentages indicated are based upon total investments. The Portfolio's composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Melda Mergen, CFA, CAIA

Marie Schofield, CFA

Beth Vanney, CFA

Toby Nangle

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Performance Overview

Columbia Capital Allocation Moderate Portfolio

(Unaudited)

Performance Summary

>   Columbia Capital Allocation Moderate Portfolio (the Portfolio) Class A shares returned 4.68% excluding sales charges for the six-month period that ended July 31, 2013.

>   The Portfolio underperformed its Blended Index, which returned 4.74% for the same time period.

>   The Portfolio's domestic equity benchmark, the Russell 3000 Index, returned 14.05% for the same time period.

>   The Portfolio's bond benchmark, the Barclays U.S. Aggregate Bond Index, returned -1.62% for the same time period.

Average Annual Total Returns (%) (for period ended July 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	03/04/04
Excluding sales charges		4.68	12.58	6.76	6.02
Including sales charges		-1.36	6.09	5.51	5.36
Class B	03/04/04
Excluding sales charges		4.38	11.77	5.95	5.22
Including sales charges		-0.62	6.77	5.63	5.22
Class C	03/04/04
Excluding sales charges		4.40	11.74	5.98	5.23
Including sales charges		3.40	10.74	5.98	5.23
Class K	03/04/04	4.74	12.69	6.89	6.22
Class R*	09/27/10	4.65	12.35	6.50	5.76
Class R4*	06/13/13	4.76	12.66	6.78	6.03
Class R5*	06/13/13	4.79	12.69	6.79	6.03
Class Y*	06/13/13	4.80	12.71	6.79	6.03
Class Z*	09/27/10	4.91	12.88	6.91	6.10
Blended Index		4.74	11.83	6.94	6.29
Russell 3000 Index		14.05	26.86	8.57	6.70
Barclays U.S. Aggregate Bond Index		-1.62	-1.91	5.23	4.61

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B and are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Portfolio's other classes are not subject to sales charges and have limited eligibility. Please see the Portfolio's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares. Performance results reflect the effect of any fee waivers or reimbursements of Portfolio expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Portfolio, if shown, which are since Portfolio inception) include the returns of the Portfolio's oldest share class. Since the Portfolio launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Blended Index consists of 42.5% Barclays U.S. Aggregate Bond Index 37% Russell 3000 Index, 11% MSCI EAFE Index (unhedged net), 7.5% Barclays High Yield Corporate Bond Index and 2% MCSI Emerging Markets Index (net). On June 20, 2013, the Portfolio altered the composition of the Blended Index. The Portfolio's Investment Manager made this recommendation to the Portfolio's Board that the new Blended Index provides a more appropriate Portfolio performance comparison than the prior blended index. The MSCI EAFE Index (Gross) is no longer included as standalone benchmarks for Portfolio performance comparison purposes.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Portfolio may not match those in an index.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio Overview

Columbia Capital Allocation Moderate Portfolio

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2013)
Alternative Investment Funds	4.0
Equity Funds	49.3
Dividend Income	4.5
International	12.7
U.S. Large Cap	21.6
U.S. Mid Cap	7.5
U.S. Small Cap	3.0
Fixed-Income Funds	44.8
Convertible	2.5
Emerging Markets	1.8
High Yield	5.8
Inflation Protected Securities	0.9
Investment Grade	33.8
Money Market Funds	1.9
Total	100.0

Percentages indicated are based upon total investments. The Portfolio's composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Melda Mergen, CFA, CAIA

Marie Schofield, CFA

Beth Vanney, CFA

Toby Nangle

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Performance Overview

Columbia Capital Allocation Moderate Aggressive Portfolio

(Unaudited)

Performance Summary

>   Columbia Capital Allocation Moderate Aggressive Portfolio (the Portfolio) Class A shares returned 6.14% excluding sales charges for the six-month period that ended July 31, 2013.

>   The Portfolio underperformed its Blended Index, which returned 6.46% for the same time period.

>   The Portfolio's domestic equity benchmark, the Russell 3000 Index, returned 14.05% for the same time period.

>   The Portfolio's bond benchmark, the Barclays U.S. Aggregate Bond Index, returned -1.62% for the same time period.

Average Annual Total Returns (%) (for period ended July 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/15/96
Excluding sales charges		6.14	15.04	7.59	7.50
Including sales charges		0.07	8.42	6.33	6.87
Class B	08/13/97
Excluding sales charges		5.79	14.21	6.76	6.70
Including sales charges		0.79	9.21	6.45	6.70
Class C	10/15/96
Excluding sales charges		5.71	14.20	6.77	6.70
Including sales charges		4.71	13.20	6.77	6.70
Class K*	02/28/13	6.25	15.15	7.61	7.51
Class R*	01/23/06	6.01	14.76	7.31	7.23
Class R4*	11/08/12	6.37	15.34	7.65	7.53
Class R5*	11/08/12	6.34	15.34	7.65	7.53
Class T*	03/07/11
Excluding sales charges		6.11	14.98	7.54	7.45
Including sales charges		0.04	8.37	6.27	6.81
Class Y*	06/13/13	6.28	15.19	7.62	7.52
Class Z	10/15/96	6.27	15.34	7.85	7.79
Blended Index		6.46	15.56	7.10	7.82
Russell 3000 Index		14.05	26.86	8.57	8.14
Barclays U.S. Aggregate Bond Index		-1.62	-1.91	5.23	4.89

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B and are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Portfolio's other classes are not subject to sales charges and have limited eligibility. Please see the Portfolio's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares. Performance results reflect the effect of any fee waivers or reimbursements of Portfolio expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Portfolio, if shown, which are since Portfolio inception) include the returns of the Portfolio's oldest share class. Since the Portfolio launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Blended Index consists of 49% Russell 3000 Index, 28.5% Barclays U.S. Aggregate Bond Index, 12% MSCI EAFE Index (unhedged net) and 6.5% Barclays High Yield Corporate Bond Index and 4% MCSI Emerging Markets Index (net). On June 20, 2013, the Portfolio added a Blended Index for Portfolio comparison purposes. The Portfolio's Investment Manager made this recommendation to the Portfolio's Board that the new Blended Index provides a more appropriate basis for comparing the Portfolio's performance.

Effective June 20, 2013, the S&P 500 Index will no longer be a benchmark for the Portfolio's performance. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Portfolio may not match those in an index.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio Overview

Columbia Capital Allocation Moderate Aggressive Portfolio

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2013)
Alternative Investment Funds	4.6
Common Stocks	0.0	(a)
Equity Funds	62.0
Dividend Income	4.5
International	14.0
Real Estate	0.5
U.S. Large Cap	29.0
U.S. Mid Cap	9.9
U.S. Small Cap	4.1
Fixed-Income Funds	28.6
Convertible	2.0
Emerging Markets	1.3
High Yield	5.4
Inflation Protected Securities	0.5
International	0.9
Investment Grade	18.5
Inflation-Indexed Bonds	1.0
Money Market Funds	3.8
Total	100.0

Percentages indicated are based upon total investments. The Portfolio's composition is subject to change.

(a) Rounds to zero.

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Melda Mergen, CFA, CAIA

Marie Schofield, CFA

Beth Vanney, CFA

Toby Nangle

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Performance Overview

Columbia Capital Allocation Aggressive Portfolio

(Unaudited)

Performance Summary

>   Columbia Capital Allocation Aggressive Portfolio (the Portfolio) Class A shares returned 7.97% excluding sales charges for the six-month period that ended July 31, 2013.

>   The Portfolio underperformed its Blended Index, which returned 8.07% for the same time period.

>   The Portfolio's domestic equity benchmark, the Russell 3000 Index, returned 14.05% for the same time period.

>   The Portfolio's bond benchmark, the Barclays U.S. Aggregate Bond Index, returned -1.62% for the same time period.

Average Annual Total Returns (%) (for period ended July 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	03/04/04
Excluding sales charges		7.97	20.10	6.43	6.01
Including sales charges		1.73	13.15	5.18	5.35
Class B	03/04/04
Excluding sales charges		7.62	19.17	5.64	5.21
Including sales charges		2.62	14.17	5.31	5.21
Class C	03/04/04
Excluding sales charges		7.65	19.23	5.67	5.21
Including sales charges		6.65	18.23	5.67	5.21
Class K	03/04/04	8.14	20.28	6.63	6.22
Class R*	09/27/10	7.93	19.89	6.21	5.79
Class R4*	06/13/13	8.01	20.15	6.44	6.02
Class R5*	06/13/13	8.10	20.24	6.46	6.02
Class Y*	06/13/13	8.10	20.24	6.46	6.02
Class Z*	09/27/10	8.27	20.44	6.62	6.11
Blended Index		8.07	19.30	7.06	6.83
Russell 3000 Index		14.05	26.86	8.57	6.70
Barclays U.S. Aggregate Bond Index		-1.62	-1.91	5.23	4.61

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B and are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Portfolio's other classes are not subject to sales charges and have limited eligibility. Please see the Portfolio's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares. Performance results reflect the effect of any fee waivers or reimbursements of Portfolio expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Portfolio, if shown, which are since Portfolio inception) include the returns of the Portfolio's oldest share class. Since the Portfolio launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Blended Index consists of 60% Russell 3000 Index, 15% Barclays U.S. Aggregate Bond Index, 14% MSCI EAFE Index (unhedged net), 6% MCSI Emerging Markets Index (net) and 5% Barclays High Yield Corporate Bond Index. On June 20, 2013, the Portfolio altered the composition of the Blended Index. The Portfolio's Investment Manager made this recommendation to the Portfolio's Board that the new Blended Index provides a more appropriate Portfolio performance comparison than the prior blended index. The MSCI EAFE Index (Gross) is no longer included as standalone benchmarks for Portfolio performance comparison purposes.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Portfolio may not match those in an index.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio Overview

Columbia Capital Allocation Aggressive Portfolio

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2013)
Alternative Investment Funds	3.5
Equity Funds	79.0
Dividend Income	4.2
International	20.0
Real Estate	1.9
U.S. Large Cap	35.9
U.S. Mid Cap	12.6
U.S. Small Cap	4.4
Fixed-Income Funds	14.3
High Yield	4.8
Investment Grade	9.5
Money Market Funds	3.2
Total	100.0

Percentages indicated are based upon total investments. The Portfolio's composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Melda Mergen, CFA, CAIA

Marie Schofield, CFA

Beth Vanney, CFA

Toby Nangle

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Understanding Your Portfolio's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Portfolio's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Portfolio during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Portfolio's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Portfolio's actual return) and then applies the Portfolio's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the Portfolio's allocable share of the costs and expenses of each underlying fund in which the Portfolio invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Portfolio with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

Columbia Capital Allocation Conservative Portfolio

February 1, 2013 – July 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Portfolio's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)			Portfolio's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,007.20		1,022.36	2.44		2.46	0.49	5.33		5.37	1.07
Class B	1,000.00	1,000.00	1,003.50		1,018.65	6.16		6.21	1.24	9.04		9.11	1.82
Class C	1,000.00	1,000.00	1,003.60		1,018.65	6.16		6.21	1.24	9.04		9.11	1.82
Class K	1,000.00	1,000.00	1,008.20		1,023.01	1.79		1.81	0.36	4.68		4.71	0.94
Class R	1,000.00	1,000.00	1,006.20		1,021.17	3.63		3.66	0.73	6.52		6.56	1.31
Class R4	1,000.00	1,000.00	999.60	*	1,023.70	0.28	*	1.10	0.22	1.03	*	4.01	0.80	*
Class R5	1,000.00	1,000.00	999.90	*	1,024.20	0.15	*	0.60	0.12	0.90	*	3.51	0.70	*
Class Y	1,000.00	1,000.00	1,000.00	*	1,024.40	0.10	*	0.40	0.08	0.85	*	3.31	0.66	*
Class Z	1,000.00	1,000.00	1,008.40		1,023.60	1.20		1.20	0.24	4.08		4.11	0.82

*Classes R4, R5 and Y shares are for the period from June 13, 2013 (commencement of operations) through July 31, 2013.

Expenses paid during the period are equal to the Portfolio's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Portfolio's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Portfolio's effective annualized expense ratio include expenses borne directly to the class plus the Portfolio's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Understanding Your Portfolio's Expenses (continued)

(Unaudited)

Columbia Capital Allocation Moderate Conservative Portfolio

February 1, 2013 – July 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Portfolio's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)			Portfolio's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,024.40		1,022.46	2.36		2.36	0.47	5.57		5.57	1.11
Class B	1,000.00	1,000.00	1,020.70		1,018.74	6.11		6.11	1.22	9.32		9.31	1.86
Class C	1,000.00	1,000.00	1,020.80		1,018.70	6.16		6.16	1.23	9.37		9.36	1.87
Class K	1,000.00	1,000.00	1,020.80	*	1,022.96	1.56	*	1.86	0.37	4.25	*	5.07	1.01	*
Class R	1,000.00	1,000.00	1,023.90		1,021.03	3.81		3.81	0.76	7.03		7.02	1.40
Class R4	1,000.00	1,000.00	1,026.00		1,023.75	1.05		1.05	0.21	4.27		4.27	0.85
Class R5	1,000.00	1,000.00	1,027.40		1,024.30	0.50		0.50	0.10	3.72		3.71	0.74
Class Y	1,000.00	1,000.00	1,006.20	**	1,024.65	0.04	**	0.15	0.03	0.87	**	3.36	0.67	**
Class Z	1,000.00	1,000.00	1,025.80		1,023.51	1.31		1.30	0.26	4.52		4.52	0.90

*Class K shares are for the period from February 28, 2013 (commencement of operations) through July 31, 2013.

**Class Y shares are for the period from June 13, 2013 (commencement of operations) through July 31, 2013.

Expenses paid during the period are equal to the Portfolio's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Portfolio's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Portfolio's effective annualized expense ratio include expenses borne directly to the class plus the Portfolio's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Columbia Capital Allocation Moderate Portfolio

February 1, 2013 – July 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Portfolio's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)			Portfolio's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,046.80		1,022.51	2.33		2.31	0.46	5.99		5.92	1.18
Class B	1,000.00	1,000.00	1,043.80		1,018.79	6.13		6.06	1.21	9.78		9.66	1.93
Class C	1,000.00	1,000.00	1,044.00		1,018.79	6.13		6.06	1.21	9.78		9.66	1.93
Class K	1,000.00	1,000.00	1,047.40		1,023.06	1.78		1.76	0.35	5.43		5.37	1.07
Class R	1,000.00	1,000.00	1,046.50		1,021.27	3.60		3.56	0.71	7.26		7.17	1.43
Class R4	1,000.00	1,000.00	1,015.70	*	1,024.15	0.17	*	0.65	0.13	1.10	*	4.27	0.85	*
Class R5	1,000.00	1,000.00	1,016.00	*	1,024.50	0.08	*	0.30	0.06	1.01	*	3.92	0.78	*
Class Y	1,000.00	1,000.00	1,016.10	*	1,024.74	0.01	*	0.05	0.01	0.95	*	3.66	0.73	*
Class Z	1,000.00	1,000.00	1,049.10		1,023.75	1.07		1.05	0.21	4.73		4.67	0.93

*Classes R4, R5 and Y shares are for the period from June 13, 2013 (commencement of operations) through July 31, 2013.

Expenses paid during the period are equal to the Portfolio's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Portfolio's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Portfolio's effective annualized expense ratio include expenses borne directly to the class plus the Portfolio's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Understanding Your Portfolio's Expenses (continued)

(Unaudited)

Columbia Capital Allocation Moderate Aggressive Portfolio

February 1, 2013 – July 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Portfolio's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)			Portfolio's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,061.40		1,022.41	2.45		2.41	0.48	6.29		6.17	1.23
Class B	1,000.00	1,000.00	1,057.90		1,018.70	6.28		6.16	1.23	10.10		9.91	1.98
Class C	1,000.00	1,000.00	1,057.10		1,018.65	6.32		6.21	1.24	10.15		9.96	1.99
Class K	1,000.00	1,000.00	1,057.20	*	1,023.06	1.50	*	1.76	0.35	4.71	*	5.52	1.10	*
Class R	1,000.00	1,000.00	1,060.10		1,021.12	3.78		3.71	0.74	7.61		7.47	1.49
Class R4	1,000.00	1,000.00	1,063.70		1,023.95	0.87		0.85	0.17	4.71		4.62	0.92
Class R5	1,000.00	1,000.00	1,063.40		1,024.55	0.26		0.25	0.05	4.09		4.02	0.80
Class T	1,000.00	1,000.00	1,061.10		1,022.12	2.76		2.71	0.54	6.59		6.47	1.29
Class Y	1,000.00	1,000.00	1,024.00	**	1,024.74	0.01	**	0.05	0.01	0.99	**	3.82	0.76	**
Class Z	1,000.00	1,000.00	1,062.70		1,023.60	1.23		1.20	0.24	5.06		4.97	0.99

*Class K shares are for the period from February 28, 2013 (commencement of operations) through July 31, 2013.

**Class Y shares are for the period from June 13, 2013 (commencement of operations) through July 31, 2013.

Expenses paid during the period are equal to the Portfolio's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Portfolio's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Portfolio's effective annualized expense ratio include expenses borne directly to the class plus the Portfolio's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Columbia Capital Allocation Aggressive Portfolio

February 1, 2013 – July 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Portfolio's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)			Portfolio's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,079.70		1,022.22	2.68		2.61	0.52	6.86		6.67	1.33
Class B	1,000.00	1,000.00	1,076.20		1,018.50	6.54		6.36	1.27	10.71		10.41	2.08
Class C	1,000.00	1,000.00	1,076.50		1,018.50	6.54		6.36	1.27	10.71		10.41	2.08
Class K	1,000.00	1,000.00	1,081.40		1,022.91	1.96		1.91	0.38	6.14		5.97	1.19
Class R	1,000.00	1,000.00	1,079.30		1,020.98	3.97		3.86	0.77	8.15		7.92	1.58
Class R4	1,000.00	1,000.00	1,028.80	*	1,023.60	0.31	*	1.20	0.24	1.37	*	5.27	1.05	*
Class R5	1,000.00	1,000.00	1,029.60	*	1,024.50	0.08	*	0.30	0.06	1.14	*	4.37	0.87	*
Class Y	1,000.00	1,000.00	1,029.60	*	1,024.70	0.03	*	0.10	0.02	1.08	*	4.17	0.83	*
Class Z	1,000.00	1,000.00	1,082.70		1,023.46	1.39		1.35	0.27	5.58		5.42	1.08

*Classes R4, R5 and Y shares are for the period from June 13, 2013 (commencement of operations) through July 31, 2013.

Expenses paid during the period are equal to the Portfolio's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Portfolio's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Portfolio's effective annualized expense ratio include expenses borne directly to the class plus the Portfolio's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments

Columbia Capital Allocation Conservative Portfolio

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 17.9%

	Shares	Value ($)
Dividend Income 3.1%
Columbia Dividend Income Fund, Class I Shares(a)	416,501	7,247,118
Columbia Dividend Opportunity Fund, Class I Shares(a)	366,147	3,712,730
Total		10,959,848
International 4.1%
Columbia Acorn International, Class I Shares(a)	11,974	527,802
Columbia Emerging Markets Fund, Class I Shares(a)	271,830	2,609,565
Columbia European Equity Fund, Class I Shares(a)	900,382	6,365,700
Columbia Pacific/Asia Fund, Class I Shares(a)	589,450	5,086,958
Total		14,590,025
U.S. Large Cap 8.8%
Columbia Contrarian Core Fund, Class I Shares(a)	411,382	8,133,027
Columbia Large Cap Core Fund, Class I Shares(a)	120,621	1,750,205
Columbia Large Cap Growth Fund, Class I Shares(a)	137,455	4,401,324
Columbia Large Core Quantitative Fund, Class I Shares(a)	1,131,928	8,840,359
Columbia Large Growth Quantitative Fund, Class I Shares(a)	866,942	7,941,186
Total		31,066,101
U.S. Mid Cap 1.3%
Columbia Mid Cap Value Fund, Class I Shares(a)	247,109	4,408,419
U.S. Small Cap 0.6%
Columbia Small Cap Core Fund, Class I Shares(a)	115,757	2,269,994
Total Equity Funds (Cost: $51,727,333)		63,294,387

Fixed-Income Funds 66.7%

	Shares	Value ($)
Convertible 1.0%
Columbia Convertible Securities Fund, Class I Shares(a)	207,145	3,535,965
Emerging Markets 4.3%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	1,313,025	15,112,916
High Yield 1.7%
Columbia Income Opportunities Fund, Class I Shares(a)	603,609	6,017,986
Inflation Protected Securities 4.5%
Columbia Inflation Protected Securities Fund, Class I Shares(a)	1,651,951	16,090,000
International 0.3%
Columbia International Bond Fund, Class I Shares(a)	93,930	1,024,776
Investment Grade 54.9%
Columbia Corporate Income Fund, Class I Shares(a)	5,875,224	60,279,802
Columbia Limited Duration Credit Fund, Class I Shares(a)	3,523,562	35,411,800
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	13,624,636	74,390,513
Columbia U.S. Treasury Index Fund, Class I Shares(a)	2,222,582	24,781,782
Total		194,863,897
Total Fixed-Income Funds (Cost: $236,553,519)		236,645,540

Alternative Investment Funds 10.4%

Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	70,299	707,205
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	519,131	5,300,329
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	778,463	7,955,886
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	1,552,472	15,804,170
Columbia Flexible Capital Income Fund, Class I Shares(a)	583,971	7,071,888
Total Alternative Investment Funds (Cost: $35,237,758)		36,839,478

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Conservative Portfolio

July 31, 2013 (Unaudited)

Money Market Funds 4.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.191%(a)(c)	17,070,737	17,070,737
Total Money Market Funds (Cost: $17,070,737)		17,070,737
Total Investments (Cost: $340,589,347)		353,850,142
Other Assets and Liabilities		727,734
Net Assets		354,577,876

Investments in Derivatives

Futures Contracts Outstanding at July 31, 2013

At July 31, 2013, $569,999 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
E-Mini S&P Mid-Cap 400 Index	73	8,975,350	September 2013	236,605	—
U.S. Treasury Long Bond, 20-year	14	1,876,875	September 2013	—	(92,122)
U.S. Treasury Note, 10-year	140	17,701,250	September 2013	—	(421,219)
Total				236,605	(513,341)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Portfolio owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Portfolio. Holdings and transactions in these affiliated companies during the period ended July 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Merger ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	—	4,001	721,448	(13,008)	(98)	712,343	—	—	707,205
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	5,021,136	350,837	—	(129,081)	3,801	5,246,693	—	—	5,300,329
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	7,879,989	285,944	—	(374,125)	6,423	7,798,231	—	—	7,955,886

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Conservative Portfolio

July 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Merger ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	7,811,945	8,023,553	686,187	(916,182)	17,748	15,623,251	—	—	15,804,170
Columbia Acorn International, Class I Shares	493,592	15,149	—	(46,759)	3,120	465,102	—	5,755	527,802
Columbia Contrarian Core Fund, Class I Shares	5,707,870	1,456,610	—	(1,636,151)	616,042	6,144,371	—	—	8,133,027
Columbia Convertible Securities Fund, Class I Shares	3,275,098	52,539	759,237	(1,646,505)	509,968	2,950,337	—	47,109	3,535,965
Columbia Corporate Income Fund, Class I Shares	59,263,940	4,697,544	1,108,571	(6,445,951)	237,702	58,861,806	—	991,202	60,279,802
Columbia Dividend Income Fund, Class I Shares	6,395,874	165,233	—	(1,110,967)	200,276	5,650,416	—	82,913	7,247,118
Columbia Dividend Opportunity Fund, Class I Shares	6,224,199	166,113	—	(4,547,661)	1,204,053	3,046,704	—	48,383	3,712,730
Columbia Emerging Markets Bond Fund, Class I Shares	15,410,247	628,097	986,086	(2,553,900)	237,286	14,707,816	—	443,245	15,112,916
Columbia Emerging Markets Fund, Class I Shares	2,629,056	387,112	—	(380,818)	7,283	2,642,633	—	—	2,609,565
Columbia European Equity Fund, Class I Shares	5,499,097	159,291	—	(916,069)	207,283	4,949,602	—	—	6,365,700
Columbia Flexible Capital Income Fund, Class I Shares	6,238,751	237,996	—	(742,167)	122,660	5,857,240	—	130,731	7,071,888
Columbia Income Opportunities Fund, Class I Shares	—	6,286,400	1,826,963	(2,571,950)	589,090	6,130,503	—	48,715	6,017,986

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Conservative Portfolio

July 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Merger ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Inflation Protected Securities Fund, Class I Shares	16,917,420	594,715	—	(597,036)	26,740	16,941,839	—	33,919	16,090,000
Columbia International Bond Fund, Class I Shares	—	3,104	1,075,673	(33,297)	(380)	1,045,100	—	3,104	1,024,776
Columbia Large Cap Core Fund, Class I Shares	1,626,310	286,317	—	(302,127)	27,044	1,637,544	261,003	3,229	1,750,205
Columbia Large Cap Growth Fund, Class I Shares	3,163,286	238,642	—	(788,997)	418,577	3,031,508	—	—	4,401,324
Columbia Large Core Quantitative Fund, Class I Shares	7,773,352	382,906	—	(1,764,881)	588,323	6,979,700	—	—	8,840,359
Columbia Large Growth Quantitative Fund, Class I Shares	7,883,066	321,833	—	(1,414,072)	424,262	7,215,089	—	—	7,941,186
Columbia Limited Duration Credit Fund, Class I Shares	33,008,959	520,493	4,831,415	(4,509,183)	528,607	34,380,291	—	328,012	35,411,800
Columbia Mid Cap Growth Fund, Class I Shares	4,300,392	74,223	—	(4,917,707)	543,092	—	—	—	—
Columbia Mid Cap Value Fund, Class I Shares	4,001,790	119,714	—	(828,580)	153,677	3,446,601	16,244	19,582	4,408,419
Columbia Pacific/Asia Fund, Class I Shares	4,871,875	168,002	—	(465,484)	50,017	4,624,410	—	57,976	5,086,958
Columbia Short-Term Bond Fund, Class I Shares	—	—	2,347,923	(2,446,951)	99,028	—	—	696	—
Columbia Short-Term Cash Fund	8,880,035	13,536,157	1,286,385	(6,631,840)	—	17,070,737	—	7,188	17,070,737
Columbia Small Cap Core Fund, Class I Shares	2,269,369	68,852	—	(495,638)	51,069	1,893,652	—	—	2,269,994

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Conservative Portfolio

July 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Merger ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia U.S. Government Mortgage Fund, Class I Shares	79,034,500	1,677,864	3,543,442	(8,829,552)	48,379	75,474,633	—	768,010	74,390,513
Columbia U.S. Treasury Index Fund, Class I Shares	24,703,222	555,088	2,470,314	(1,701,628)	34,199	26,061,195	—	172,283	24,781,782
Total	330,284,370	41,464,329	21,643,644	(59,758,267)	6,955,271	340,589,347	277,247	3,192,052	353,850,142

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at July 31, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Portfolio categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Portfolio's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Portfolio has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Portfolio's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Portfolio uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Portfolio's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Capital Allocation Conservative Portfolio

July 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Portfolio's investments at July 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Equity Funds	63,294,387	—	—	63,294,387
Fixed-Income Funds	236,645,540	—	—	236,645,540
Alternative Investment Funds	36,839,478	—	—	36,839,478
Money Market Funds	17,070,737	—	—	17,070,737
Total Mutual Funds	353,850,142	—	—	353,850,142
Derivatives
Assets
Futures Contracts	236,605	—	—	236,605
Liabilities
Futures Contracts	(513,341)	—	—	(513,341)
Total	353,573,406	—	—	353,573,406

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 32.8%

	Shares	Value ($)
Dividend Income 4.7%
Columbia Dividend Income Fund, Class I Shares(a)	1,009,310	17,561,999
Columbia Dividend Opportunity Fund, Class I Shares(a)	1,568,763	15,907,254
Total		33,469,253
International 7.6%
Columbia Acorn International, Class I Shares(a)	39,958	1,761,358
Columbia Emerging Markets Fund, Class I Shares(a)	669,694	6,429,059
Columbia European Equity Fund, Class I Shares(a)	3,538,543	25,017,499
Columbia Greater China Fund, Class I Shares(a)	66,602	3,328,123
Columbia Pacific/Asia Fund, Class I Shares(a)	2,002,722	17,283,491
Total		53,819,530
U.S. Large Cap 14.3%
Columbia Contrarian Core Fund, Class I Shares(a)	1,510,213	29,856,921
Columbia Large Cap Core Fund, Class I Shares(a)	482,865	7,006,373
Columbia Large Cap Growth Fund, Class I Shares(a)	589,720	18,882,837
Columbia Large Core Quantitative Fund, Class I Shares(a)	2,719,031	21,235,629
Columbia Large Growth Quantitative Fund, Class I Shares(a)	2,688,851	24,629,876
Total		101,611,636
U.S. Mid Cap 4.5%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	354,019	11,211,783
Columbia Mid Cap Value Fund, Class I Shares(a)	1,141,870	20,370,952
Total		31,582,735
U.S. Small Cap 1.7%
Columbia Small Cap Core Fund, Class I Shares(a)	602,020	11,805,610
Total Equity Funds (Cost: $185,576,437)		232,288,764
Fixed-Income Funds 55.0%

	Shares	Value ($)
Convertible 1.4%
Columbia Convertible Securities Fund, Class I Shares(a)	569,252	9,717,138
Emerging Markets 4.4%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	2,724,109	31,354,490
High Yield 4.8%
Columbia Income Opportunities Fund, Class I Shares(a)	3,396,940	33,867,490
Inflation Protected Securities 1.5%
Columbia Inflation Protected Securities Fund, Class I Shares(a)	1,111,904	10,829,949
International 0.5%
Columbia International Bond Fund, Class I Shares(a)	333,794	3,641,691
Investment Grade 42.4%
Columbia Corporate Income Fund, Class I Shares(a)	10,969,432	112,546,375
Columbia Limited Duration Credit Fund, Class I Shares(a)	4,846,141	48,703,719
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	23,286,050	127,141,834
Columbia U.S. Treasury Index Fund, Class I Shares(a)	1,021,736	11,392,349
Total		299,784,277
Total Fixed-Income Funds (Cost: $384,429,820)		389,195,035

Alternative Investment Funds 7.8%

Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	282,201	2,838,939
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	1,073,730	10,962,788
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	1,273,190	13,011,997
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	1,593,954	16,226,455
Columbia Flexible Capital Income Fund, Class I Shares(a)	1,035,993	12,545,872
Total Alternative Investment Funds (Cost: $52,869,120)		55,586,051

The accompanying Notes to Financial Statements are an integral part of this statement.

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Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2013 (Unaudited)

Inflation-Indexed Bonds 0.6%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.6%
U.S. Treasury Inflation-Indexed Bond 01/15/14	2.000%	315,175	319,312
01/15/15	1.625%	426,986	444,566
01/15/16	2.000%	416,649	448,972
07/15/17	2.625%	337,185	384,654
01/15/19	2.125%	195,296	222,241
01/15/21	1.125%	170,381	183,825
01/15/25	2.375%	729,122	873,409
04/15/29	3.875%	694,330	998,045
02/15/40	2.125%	215,550	258,761
Total			4,133,785
Total Inflation-Indexed Bonds (Cost: $3,910,959)			4,133,785

Money Market Funds 3.6%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.191%(a)(c)	25,477,084	25,477,084
Total Money Market Funds (Cost: $25,477,084)		25,477,084
Total Investments (Cost: $652,263,420)		706,680,719
Other Assets and Liabilities		1,108,542
Net Assets		707,789,261

Investments in Derivatives

Futures Contracts Outstanding at July 31, 2013

At July 31, 2013, $1,246,353 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
E-Mini S&P Mid-Cap 400 Index	116	14,262,200	September 2013	—	(9,873)
FTSE 100 Index	36	3,594,502	September 2013	—	(285)
TOPIX Index	15	1,724,288	September 2013	—	(147,399)
U.S. Treasury Long Bond, 20-year	20	2,681,250	September 2013	—	(131,603)
U.S. Treasury Note, 5-year	23	2,791,445	September 2013	—	(23,073)
U.S. Treasury Note, 10-year	254	32,115,125	September 2013	—	(763,418)
Total				—	(1,075,651)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Portfolio owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Portfolio. Holdings and transactions in these affiliated companies during the period ended July 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Merger ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	3,093,113	65,522	—	(298,006)	406	2,861,035	—	—	2,838,939

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Received in Merger ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	—	130,782	10,882,058	(191,361)	7,104	10,828,583	—	—	10,962,788
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	—	7,135,069	5,957,741	(226,535)	4,498	12,870,773	—	—	13,011,997
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	3,103,010	7,360,517	5,888,265	(364,857)	7,304	15,994,239	—	—	16,226,455
Columbia Acorn International, Class I Shares	—	263,690	1,383,674	(71,145)	7,717	1,583,936	—	16,414	1,761,358
Columbia Contrarian Core Fund, Class I Shares	3,504,763	19,777	17,945,115	(2,748,731)	1,326,344	20,047,268	—	—	29,856,921
Columbia Convertible Securities Fund, Class I Shares	3,266,840	150,614	5,797,364	(1,039,092)	205,934	8,381,660	—	129,491	9,717,138
Columbia Corporate Income Fund, Class I Shares	21,542,055	2,199,334	95,557,887	(10,232,216)	677,921	109,744,981	—	1,491,931	112,546,375
Columbia Dividend Income Fund, Class I Shares	3,744,144	1,428,930	11,344,409	(3,799,786)	801,426	13,519,123	—	213,910	17,561,999
Columbia Dividend Opportunity Fund, Class I Shares	2,841,232	239,306	16,842,000	(10,107,808)	2,621,056	12,435,786	—	197,824	15,907,254
Columbia Emerging Markets Bond Fund, Class I Shares	3,969,319	1,059,302	26,609,375	(1,145,168)	83,088	30,575,916	—	739,561	31,354,490

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Received in Merger ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Emerging Markets Fund, Class I Shares	2,593,605	238,718	8,732,958	(5,205,597)	177,281	6,536,965	—	—	6,429,059
Columbia European Equity Fund, Class I Shares	—	6,138,144	15,826,456	(1,399,034)	305,778	20,871,344	—	—	25,017,499
Columbia Flexible Capital Income Fund, Class I Shares	—	265,474	10,930,665	(1,073,010)	191,361	10,314,490	—	234,785	12,545,872
Columbia Greater China Fund, Class I Shares	582,268	169,700	5,575,179	(3,205,657)	52,139	3,173,629	—	—	3,328,123
Columbia Income Opportunities Fund, Class I Shares	9,479,006	947,155	22,881,690	(1,408,209)	431,629	32,331,271	—	728,952	33,867,490
Columbia Inflation Protected Securities Fund, Class I Shares	—	115,291	11,762,583	(360,464)	21,717	11,539,127	—	22,514	10,829,949
Columbia International Bond Fund, Class I Shares	3,611,295	251,890	—	(131,981)	1,753	3,732,957	—	27,884	3,641,691
Columbia Large Cap Core Fund, Class I Shares	—	1,149,777	6,607,857	(1,490,732)	135,512	6,402,414	1,116,820	13,817	7,006,373
Columbia Large Cap Growth Fund, Class I Shares	4,258,884	71,842	9,197,416	(1,308,425)	378,879	12,598,596	—	—	18,882,837
Columbia Large Core Quantitative Fund, Class I Shares	3,932,314	24,945	13,826,319	(4,388,321)	2,209,823	15,605,080	—	—	21,235,629
Columbia Large Growth Quantitative Fund, Class I Shares	3,843,757	17,422	19,893,556	(2,778,072)	967,462	21,944,125	—	—	24,629,876

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Received in Merger ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Large Value Quantitative Fund, Class I Shares	1,068,727	3,692	—	(1,305,928)	233,509	—	—	—	—
Columbia Limited Duration Credit Fund, Class I Shares	8,479,987	715,692	39,536,830	(1,731,114)	40,696	47,042,091	—	355,690	48,703,719
Columbia Mid Cap Growth Fund, Class I Shares	2,392,020	67,109	13,970,190	(8,385,615)	1,309,494	9,353,198	—	—	11,211,783
Columbia Mid Cap Value Fund, Class I Shares	2,187,845	258,788	14,501,715	(1,514,590)	407,038	15,840,796	71,421	87,020	20,370,952
Columbia Pacific/Asia Fund, Class I Shares	1,147,334	2,051,185	13,358,653	(1,020,303)	165,474	15,702,343	—	176,513	17,283,491
Columbia Short-Term Cash Fund	2,975,445	32,629,805	3,512,660	(13,640,826)	—	25,477,084	—	7,276	25,477,084
Columbia Small Cap Core Fund, Class I Shares	—	1,710,076	11,609,154	(3,954,303)	596,907	9,961,834	—	—	11,805,610
Columbia Small Cap Growth Fund I, Class I Shares	775,229	5,036	—	(775,412)	(4,853)	—	—	—	—
Columbia Small Cap Value Fund I, Class I Shares	713,553	95,345	—	(848,779)	39,881	—	—	—	—
Columbia U.S. Government Mortgage Fund, Class I Shares	18,762,330	1,920,845	116,983,046	(8,718,844)	148,745	129,096,122	—	1,011,471	127,141,834
Columbia U.S. Treasury Index Fund, Class I Shares	—	216,781	12,096,779	(316,541)	(11,324)	11,985,695	—	60,505	11,392,349
Total	111,868,075	69,117,555	549,011,594	(95,186,462)	13,541,699	648,352,461	1,188,241	5,515,558	702,546,934

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at July 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Portfolio categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Portfolio's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Portfolio has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Portfolio's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Portfolio uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Portfolio's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Portfolio's investments at July 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Equity Funds	232,288,764	—	—	232,288,764
Fixed-Income Funds	389,195,035	—	—	389,195,035
Alternative Investment Funds	55,586,051	—	—	55,586,051
Money Market Funds	25,477,084	—	—	25,477,084
Total Mutual Funds	702,546,934	—	—	702,546,934
Bonds
Inflation-Indexed Bonds	—	4,133,785	—	4,133,785
Total Bonds	—	4,133,785	—	4,133,785
Investments in Securities	702,546,934	4,133,785	—	706,680,719
Derivatives
Liabilities
Futures Contracts	(1,075,651)	—	—	(1,075,651)
Total	701,471,283	4,133,785	—	705,605,068

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Portfolio's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments

Columbia Capital Allocation Moderate Portfolio

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 49.3%

	Shares	Value ($)
Dividend Income 4.5%
Columbia Dividend Income Fund, Class I Shares(a)	2,307,977	40,158,803
Columbia Dividend Opportunity Fund, Class I Shares(a)	3,191,244	32,359,216
Total		72,518,019
International 12.7%
Columbia Acorn International, Class I Shares(a)	138,802	6,118,377
Columbia Emerging Markets Fund, Class I Shares(a)	4,395,624	42,197,991
Columbia European Equity Fund, Class I Shares(a)	11,030,642	77,986,640
Columbia Greater China Fund, Class I Shares(a)	373,460	18,661,796
Columbia Pacific/Asia Fund, Class I Shares(a)	7,096,726	61,244,749
Total		206,209,553
U.S. Large Cap 21.6%
Columbia Contrarian Core Fund, Class I Shares(a)	4,718,236	93,279,532
Columbia Large Cap Core Fund, Class I Shares(a)	1,806,156	26,207,318
Columbia Large Cap Growth Fund, Class I Shares(a)	883,535	28,290,803
Columbia Large Core Quantitative Fund, Class I Shares(a)	8,831,933	68,977,393
Columbia Large Growth Quantitative Fund, Class I Shares(a)	5,656,108	51,809,951
Columbia Select Large Cap Growth Fund, Class I Shares(a)(b)	2,673,084	45,469,164
Columbia Select Large-Cap Value Fund, Class I Shares(a)	1,772,893	36,220,203
Total		350,254,364
U.S. Mid Cap 7.5%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	1,797,998	56,942,592
Columbia Mid Cap Value Fund, Class I Shares(a)	1,590,382	28,372,415
Columbia Mid Cap Value Opportunity Fund, Class I Shares(a)	3,404,692	36,668,532
Total		121,983,539

Equity Funds (continued)

	Shares	Value ($)
U.S. Small Cap 3.0%
Columbia Select Smaller-Cap Value Fund, Class I Shares(a)(b)	752,726	16,432,001
Columbia Small Cap Core Fund, Class I Shares(a)	1,223,668	23,996,133
Columbia Small Cap Growth Fund I, Class I Shares(a)(b)	235,831	8,100,788
Total		48,528,922
Total Equity Funds (Cost: $616,520,948)		799,494,397

Fixed-Income Funds 44.7%

Convertible 2.5%
Columbia Convertible Securities Fund, Class I Shares(a)	2,375,358	40,547,352
Emerging Markets 1.8%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	2,518,910	28,992,655
High Yield 5.7%
Columbia Income Opportunities Fund, Class I Shares(a)	9,318,329	92,903,740
Inflation Protected Securities 0.9%
Columbia Inflation Protected Securities Fund, Class I Shares(a)	1,470,635	14,323,988
Investment Grade 33.8%
Columbia Corporate Income Fund, Class I Shares(a)	11,449,039	117,467,143
Columbia Intermediate Bond Fund, Class I Shares(a)	26,656,805	243,110,064
Columbia Limited Duration Credit Fund, Class I Shares(a)	4,833,455	48,576,223
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	25,227,647	137,742,950
Total		546,896,380
Total Fixed-Income Funds (Cost: $710,275,232)		723,664,115

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2013 (Unaudited)

Alternative Investment Funds 4.0%

	Shares	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	964,527	9,703,147
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	2,683,075	27,394,194
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	1,875,757	19,095,208
Columbia Flexible Capital Income Fund, Class I Shares(a)	697,000	8,440,665
Total Alternative Investment Funds (Cost: $62,317,828)		64,633,214

Money Market Funds 1.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.191%(a)(c)	30,690,004	30,690,004
Total Money Market Funds (Cost: $30,690,004)		30,690,004
Total Investments (Cost: $1,419,804,012)		1,618,481,730
Other Assets and Liabilities		1,044,962
Net Assets		1,619,526,692

Investments in Derivatives

Futures Contracts Outstanding at July 31, 2013

At July 31, 2013, $1,168,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
E-Mini S&P Mid-Cap 400 Index	198	24,344,100	September 2013	618,210	—
U.S. Treasury Long Bond, 20-year	40	5,362,500	September 2013	—	(263,205)
U.S. Treasury Note, 10-year	120	15,172,500	September 2013	—	(364,920)
Total				618,210	(628,125)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Portfolio owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Portfolio. Holdings and transactions in these affiliated companies during the period ended July 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	—	9,684,327	(471)	1	9,683,857	—	—	9,703,147
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	24,935,143	2,183,832	(23,847)	816	27,095,944	—	—	27,394,194
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	26,834,487	277,651	(8,636,798)	153,226	18,628,566	—	—	19,095,208
Columbia Acorn International, Class I Shares	5,571,949	67,134	(270,376)	48,349	5,417,056	—	67,134	6,118,377
Columbia Contrarian Core Fund, Class I Shares	66,287,264	—	(3,973,038)	342,558	62,656,784	—	—	93,279,532

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Convertible Securities Fund, Class I Shares	37,164,165	538,312	(3,351,014)	411,140	34,762,603	—	538,311	40,547,352
Columbia Corporate Income Fund, Class I Shares	105,013,134	9,765,037	(107,583)	4,049	114,674,637	—	1,736,721	117,467,143
Columbia Diversified Bond Fund, Class I Shares	217,348,681	4,723,783	(222,072,464)	—	—	2,615,230	873,613	—
Columbia Dividend Income Fund, Class I Shares	41,761,782	529,206	(13,385,884)	2,880,059	31,785,163	—	518,453	40,158,803
Columbia Dividend Opportunity Fund, Class I Shares	29,050,913	385,720	(12,080,956)	5,537,608	22,893,285	—	377,439	32,359,216
Columbia Emerging Markets Bond Fund, Class I Shares	27,223,389	1,100,147	(143,302)	6,623	28,186,857	—	797,843	28,992,655
Columbia Emerging Markets Fund, Class I Shares	43,323,419	305,647	(157,990)	(4,650)	43,466,426	—	—	42,197,991
Columbia European Equity Fund, Class I Shares	61,659,902	97,713	(1,811,504)	433,517	60,379,628	—	—	77,986,640
Columbia Flexible Capital Income Fund, Class I Shares	7,145,124	155,534	(477,290)	86,093	6,909,461	—	155,534	8,440,665
Columbia Greater China Fund, Class I Shares	18,291,674	301,026	(215,060)	633	18,378,273	—	—	18,661,796
Columbia Income Opportunities Fund, Class I Shares	59,076,436	28,387,006	(148,733)	37,874	87,352,583	—	1,781,373	92,903,740
Columbia Inflation Protected Securities Fund, Class I Shares	22,356,202	826,918	(8,123,986)	329,377	15,388,511	—	28,937	14,323,988
Columbia Intermediate Bond Fund, Class I Shares	—	242,839,697	(12,928)	411	242,827,180	—	2,379,493	243,110,064
Columbia Large Cap Core Fund, Class I Shares	21,921,631	3,677,921	(856,338)	107,012	24,850,226	3,631,270	44,927	26,207,318
Columbia Large Cap Growth Fund, Class I Shares	17,577,352	942	(2,400,642)	1,168,475	16,346,127	—	—	28,290,803
Columbia Large Core Quantitative Fund, Class I Shares	49,037,558	593	(3,214,366)	1,550,896	47,374,681	—	—	68,977,393
Columbia Large Growth Quantitative Fund, Class I Shares	43,387,039	58,330	(776,759)	(27,320)	42,641,290	—	—	51,809,951
Columbia Limited Duration Credit Fund, Class I Shares	44,047,161	3,241,539	(34,227)	2,987	47,257,460	—	422,599	48,576,223

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Mid Cap Growth Fund, Class I Shares	61,674,204	41,699	(17,484,499)	1,958,104	46,189,508	—	—	56,942,592
Columbia Mid Cap Value Fund, Class I Shares	25,280,542	235,496	(4,156,565)	787,015	22,146,488	106,352	129,143	28,372,415
Columbia Mid Cap Value Opportunity Fund, Class I Shares	22,371,241	—	(6,380,836)	3,580,988	19,571,393	—	—	36,668,532
Columbia Pacific/Asia Fund, Class I Shares	57,007,991	738,256	(3,396,847)	102,042	54,451,442	—	711,530	61,244,749
Columbia Select Large Cap Growth Fund, Class I Shares	36,823,290	—	(4,407,509)	771,711	33,187,492	—	—	45,469,164
Columbia Select Large-Cap Value Fund, Class I Shares	26,120,578	—	(2,131,685)	696,970	24,685,863	—	—	36,220,203
Columbia Select Smaller-Cap Value Fund, Class I Shares	15,585,003	—	(3,536,647)	472,220	12,520,576	—	—	16,432,001
Columbia Short-Term Cash Fund	5,311,411	46,226,175	(20,847,582)	—	30,690,004	—	9,316	30,690,004
Columbia Small Cap Core Fund, Class I Shares	23,661,151	—	(4,020,191)	569,978	20,210,938	—	—	23,996,133
Columbia Small Cap Growth Fund I, Class I Shares	8,605,454	—	(1,242,431)	5,287	7,368,310	—	—	8,100,788
Columbia U.S. Government Mortgage Fund, Class I Shares	150,015,008	3,465,367	(14,049,185)	394,210	139,825,400	—	1,437,337	137,742,950
Total	1,401,470,278	359,855,008	(363,929,533)	22,408,259	1,419,804,012	6,352,852	12,009,703	1,618,481,730

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at July 31, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Portfolio categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Portfolio's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2013 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Portfolio has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Portfolio's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Portfolio uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Portfolio's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Portfolio's investments at July 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Equity Funds	799,494,397	—	—	799,494,397
Fixed-Income Funds	723,664,115	—	—	723,664,115
Alternative Investment Funds	64,633,214	—	—	64,633,214
Money Market Funds	30,690,004	—	—	30,690,004
Total Mutual Funds	1,618,481,730	—	—	1,618,481,730
Derivatives
Assets
Futures Contracts	618,210	—	—	618,210
Liabilities
Futures Contracts	(628,125)	—	—	(628,125)
Total	1,618,471,815	—	—	1,618,471,815

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 62.0%

	Shares	Value ($)
Dividend Income 4.5%
Columbia Dividend Income Fund, Class I Shares(a)	3,282,984	57,123,915
Columbia Dividend Opportunity Fund, Class I Shares(a)	4,536,182	45,996,884
Total		103,120,799
International 14.0%
Columbia Acorn International, Class I Shares(a)	259,445	11,436,327
Columbia Emerging Markets Fund, Class I Shares(a)	9,677,131	92,900,456
Columbia European Equity Fund, Class I Shares(a)	10,748,699	75,993,301
Columbia Greater China Fund, Class I Shares(a)	628,245	31,393,435
Columbia Overseas Value Fund, Class I Shares(a)	3,111,697	25,266,977
Columbia Pacific/Asia Fund, Class I Shares(a)	9,853,887	85,039,044
Total		322,029,540
Real Estate 0.5%
Columbia Real Estate Equity Fund, Class I Shares(a)	789,842	11,752,855
U.S. Large Cap 29.0%
Columbia Contrarian Core Fund, Class I Shares(a)	7,636,733	150,978,213
Columbia Diversified Equity Income Fund, Class I Shares(a)	2,233,894	28,281,102
Columbia Large Cap Core Fund, Class I Shares(a)	2,398,978	34,809,171
Columbia Large Cap Growth Fund, Class I Shares(a)	2,284,522	73,150,418
Columbia Large Core Quantitative Fund, Class I Shares(a)	17,809,932	139,095,567
Columbia Large Growth Quantitative Fund, Class I Shares(a)	6,402,474	58,646,660
Columbia Large Value Quantitative Fund, Class I Shares(a)	1,915,889	16,744,868
Columbia Select Large Cap Growth Fund, Class I Shares(a)(b)	5,285,177	89,900,863
Columbia Select Large-Cap Value Fund, Class I Shares(a)	3,677,288	75,126,990
Total		666,733,852

Equity Funds (continued)

	Shares	Value ($)
U.S. Mid Cap 9.9%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	3,185,234	100,876,362
Columbia Mid Cap Value Fund, Class I Shares(a)	4,960,341	88,492,484
Columbia Mid Cap Value Opportunity Fund, Class I Shares(a)	3,573,440	38,485,947
Total		227,854,793
U.S. Small Cap 4.1%
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares(a)	2,023,623	16,067,567
Columbia Select Smaller-Cap Value Fund, Class I Shares(a)(b)	149,918	3,272,708
Columbia Small Cap Core Fund, Class I Shares(a)	636,228	12,476,433
Columbia Small Cap Growth Fund I, Class I Shares(a)(b)	1,339,333	46,006,110
Columbia Small Cap Value Fund II, Class I Shares(a)	952,584	17,298,921
Total		95,121,739
Total Equity Funds (Cost: $1,137,968,212)		1,426,613,578

Fixed-Income Funds 28.5%

Convertible 2.0%
Columbia Convertible Securities Fund, Class I Shares(a)	2,740,200	46,775,212
Emerging Markets 1.3%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	2,574,094	29,627,822
High Yield 5.4%
Columbia High Yield Bond Fund, Class I Shares(a)	7,779,264	23,026,621
Columbia Income Opportunities Fund, Class I Shares(a)	10,130,961	101,005,680
Total		124,032,301
Inflation Protected Securities 0.5%
Columbia Inflation Protected Securities Fund, Class I Shares(a)	1,063,637	10,359,825
International 0.9%
Columbia International Bond Fund, Class I Shares(a)	1,860,935	20,302,801

The accompanying Notes to Financial Statements are an integral part of this statement.

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July 31, 2013 (Unaudited)

Fixed-Income Funds 28.5% (continued)

	Shares	Value ($)
Investment Grade 18.4%
Columbia Corporate Income Fund, Class I Shares(a)	21,026,638	215,733,302
Columbia Limited Duration Credit Fund, Class I Shares(a)	3,124,039	31,396,588
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	30,391,681	165,938,582
Columbia U.S. Treasury Index Fund, Class I Shares(a)	1,011,361	11,276,677
Total		424,345,149
Total Fixed-Income Funds (Cost: $642,738,503)		655,443,110

Alternative Investment Funds 4.6%

Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	1,833,583	18,445,852
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	2,248,672	22,958,939
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	1,136,617	11,616,223
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	3,097,475	31,532,295
Columbia Commodity Strategy Fund, Class I Shares(a)(b)	1,808,069	15,115,456
Columbia Flexible Capital Income Fund, Class I Shares(a)	528,325	6,398,013
Total Alternative Investment Funds (Cost: $105,713,777)		106,066,778

Common Stocks — %

Issuer	Shares	Value ($)
Consumer Staples — %
Food Products — %
China Milk Products Group Ltd.(b)(c)(d)	322,000	10,135
Total Consumer Staples		10,135
Total Common Stocks (Cost: $172,880)		10,135

Inflation-Indexed Bonds 1.0%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 1.0%
U.S. Treasury Inflation-Indexed Bond 01/15/14	2.000%	2,363,812	2,394,837
01/15/15	1.625%	3,074,299	3,200,874
01/15/16	2.000%	2,124,325	2,289,126
07/15/17	2.625%	1,747,742	1,993,791
01/15/19	2.125%	2,348,982	2,673,068
01/15/21	1.125%	287,518	310,205
01/15/25	2.375%	3,732,116	4,470,668
04/15/29	3.875%	3,400,800	4,888,385
02/15/40	2.125%	1,029,251	1,235,584
Total			23,456,538
Total Inflation-Indexed Bonds (Cost: $22,155,008)			23,456,538

	Shares	Value ($)
Money Market Funds 3.8%
Columbia Short-Term Cash Fund, 0.191%(a)(e)	86,788,913	86,788,913
Total Money Market Funds (Cost: $86,788,913)		86,788,913
Total Investments (Cost: $1,995,537,293)		2,298,379,052
Other Assets and Liabilities		3,192,175
Net Assets		2,301,571,227

The accompanying Notes to Financial Statements are an integral part of this statement.

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Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2013 (Unaudited)

Investments in Derivatives

Futures Contracts Outstanding at July 31, 2013

At July 31, 2013, $3,827,845 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
E-Mini S&P Mid-Cap 400 Index	423	52,007,850	September 2013	—	(36,001)
FTSE 100 Index	177	17,672,966	September 2013	748,720	—
TOPIX Index	156	17,932,591	September 2013	147,333	—
U.S. Treasury Note, 10-year	50	6,321,875	September 2013	—	(149,719)
Total				896,053	(185,720)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Portfolio owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Portfolio. Holdings and transactions in these affiliated companies during the period ended July 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Received in Merger	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	20,431,617	28,035	—	(1,914,796)	(4,474)	18,540,382	—	—	18,445,852
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	—	893,374	22,096,487	(342,619)	15,137	22,662,379	—	—	22,958,939
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	—	241,106	11,238,242	(226,256)	7,071	11,260,163	—	—	11,616,223
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	28,385,193	3,084,960	—	(581,686)	11,411	30,899,878	—	—	31,532,295
Columbia Acorn International, Class I Shares	—	5,689,841	5,197,321	(181,964)	40,301	10,745,499	—	62,612	11,436,327
Columbia Commodity Strategy Fund, Class I Shares	15,822,726	1,376,989	—	(83,079)	(3,428)	17,113,208	—	—	15,115,456

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Received in Merger	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Contrarian Core Fund, Class I Shares	61,074,118	83	58,361,771	(15,181,825)	2,082,526	106,336,673	—	—	150,978,213
Columbia Convertible Securities Fund, Class I Shares	20,181,499	605,514	22,870,971	(3,255,192)	637,858	41,040,650	—	605,512	46,775,212
Columbia Corporate Income Fund, Class I Shares	87,819,499	14,009,100	114,120,451	(6,780,231)	517,156	209,685,975	—	2,811,513	215,733,302
Columbia Diversified Equity Income Fund, Class I Shares	—	271,415	18,294,184	(2,263,675)	1,017,355	17,319,279	—	271,409	28,281,102
Columbia Dividend Income Fund, Class I Shares	28,016,458	699,855	21,066,396	(6,428,534)	1,213,140	44,567,315	—	652,749	57,123,915
Columbia Dividend Opportunity Fund, Class I Shares	29,380,802	553,836	18,004,662	(19,891,527)	8,930,186	36,977,959	—	553,136	45,996,884
Columbia Emerging Markets Bond Fund, Class I Shares	18,857,088	802,234	10,239,918	(684,651)	65,360	29,279,949	—	770,017	29,627,822
Columbia Emerging Markets Fund, Class I Shares	59,828,969	108,156	37,874,525	(1,044,063)	(50,729)	96,716,858	—	—	92,900,456
Columbia European Equity Fund, Class I Shares	5,010,513	19,137	58,735,854	(4,825,129)	564,224	59,504,599	—	—	75,993,301
Columbia Flexible Capital Income Fund, Class I Shares	—	116,019	5,371,536	(301,905)	52,116	5,237,766	—	116,019	6,398,013
Columbia Greater China Fund, Class I Shares	10,697,282	51,184	21,604,692	(666,678)	(176,245)	31,510,235	—	—	31,393,435
Columbia High Yield Bond Fund, Class I Shares	15,467,222	7,234,656	—	(397,679)	34,757	22,338,956	—	474,648	23,026,621
Columbia Income Opportunities Fund, Class I Shares	29,961,446	20,760,469	48,243,744	(2,339,847)	359,704	96,985,516	—	1,963,348	101,005,680

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Received in Merger	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Inflation Protected Securities Fund, Class I Shares	—	23,251	11,015,504	(301,797)	36,719	10,773,677	—	21,467	10,359,825
Columbia International Bond Fund, Class I Shares	19,948,943	1,372,137	—	(525,797)	12,223	20,807,506	—	151,079	20,302,801
Columbia Large Cap Core Fund, Class I Shares	—	5,104,850	30,398,085	(3,015,287)	324,932	32,812,580	5,027,968	62,207	34,809,171
Columbia Large Cap Growth Fund, Class I Shares	26,644,877	22,682	26,827,041	(5,513,302)	1,060,052	49,041,350	—	—	73,150,418
Columbia Large Core Quantitative Fund, Class I Shares	73,178,103	47,594	39,425,893	(15,056,692)	6,342,755	103,937,653	—	—	139,095,567
Columbia Large Growth Quantitative Fund, Class I Shares	21,908,974	34,600	32,754,615	(5,729,694)	88,530	49,057,025	—	—	58,646,660
Columbia Large Value Quantitative Fund, Class I Shares	19,968,324	1,203	—	(7,648,869)	1,249,669	13,570,327	—	—	16,744,868
Columbia Limited Duration Credit Fund, Class I Shares	31,001,809	970,407	—	(591,192)	6,910	31,387,934	—	283,428	31,396,588
Columbia Mid Cap Growth Fund, Class I Shares	45,997,749	24,079	55,114,532	(20,743,225)	4,515,828	84,908,963	—	—	100,876,362
Columbia Mid Cap Value Fund, Class I Shares	43,114,554	699,024	31,775,546	(8,130,031)	2,151,657	69,610,750	314,435	381,771	88,492,484
Columbia Mid Cap Value Opportunity Fund, Class I Shares	—	1,247	21,073,866	(3,463,491)	1,962,355	19,573,977	—	—	38,485,947
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	—	2,258	8,061,074	(1,186,774)	723,365	7,599,923	—	—	16,067,567

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Received in Merger	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Overseas Value Fund, Class I Shares	24,626,781	14,793	—	(806,355)	29,888	23,865,107	—	8,738	25,266,977
Columbia Pacific/Asia Fund, Class I Shares	25,666,223	1,030,874	54,979,552	(4,896,872)	452,092	77,231,869	—	961,577	85,039,044
Columbia Real Estate Equity Fund, Class I Shares	—	608,543	8,978,990	(794,873)	295,338	9,087,998	73,100	115,850	11,752,855
Columbia Select Large Cap Growth Fund, Class I Shares	38,937,654	1,132	35,656,369	(7,402,081)	1,805,935	68,999,009	—	—	89,900,863
Columbia Select Large-Cap Value Fund, Class I Shares	10,015,392	22,096,438	31,223,593	(7,692,034)	2,262,132	57,905,521	—	—	75,126,990
Columbia Select Smaller-Cap Value Fund, Class I Shares	—	333	2,916,104	(392,707)	51,152	2,574,882	—	—	3,272,708
Columbia Short-Term Cash Fund	21,553,489	89,615,743	9,599,712	(33,980,031)	—	86,788,913	—	19,415	86,788,913
Columbia Small Cap Core Fund, Class I Shares	—	6,442	11,542,641	(1,202,695)	173,629	10,520,017	—	—	12,476,433
Columbia Small Cap Growth Fund I, Class I Shares	39,223,375	56,175	18,921,537	(19,478,182)	1,156,022	39,878,927	—	—	46,006,110
Columbia Small Cap Value Fund I, Class I Shares	15,919,496	71	—	(16,664,777)	745,210	—	—	—	—
Columbia Small Cap Value Fund II, Class I Shares	20,426,189	659,065	—	(8,338,040)	1,366,701	14,113,915	634,048	22,652	17,298,921
Columbia U.S. Government Mortgage Fund, Class I Shares	71,979,881	1,722,043	113,337,038	(18,929,770)	482,843	168,592,035	—	1,481,688	165,938,582
Columbia U.S. Treasury Index Fund, Class I Shares	—	476,548	11,635,389	(259,017)	(6,612)	11,846,308	—	58,191	11,276,677
Total	981,046,245	181,137,495	1,028,557,835	(260,134,921)	42,602,751	1,973,209,405	6,049,551	11,849,026	2,274,912,379

The accompanying Notes to Financial Statements are an integral part of this statement.

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Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(b)  Non-income producing.

(c)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2013 was $10,135, representing less than 0.01% of net assets. Information concerning such security holdings at July 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
China Milk Products Group Ltd.	11/17/10	172,880

(d)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2013, the value of these securities amounted to $10,135, which represents less than 0.01% of net assets.

(e)  The rate shown is the seven-day current annualized yield at July 31, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Portfolio categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Portfolio's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Portfolio has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Portfolio's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Portfolio uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Portfolio's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with

The accompanying Notes to Financial Statements are an integral part of this statement.

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Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Portfolio's investments at July 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Equity Funds	1,426,613,578	—	—	1,426,613,578
Fixed-Income Funds	655,443,110	—	—	655,443,110
Alternative Investment Funds	106,066,778	—	—	106,066,778
Money Market Funds	86,788,913	—	—	86,788,913
Total Mutual Funds	2,274,912,379	—	—	2,274,912,379
Equity Securities
Common Stocks
Consumer Staples	—	—	10,135	10,135
Total Equity Securities	—	—	10,135	10,135
Bonds
Inflation-Indexed Bonds	—	23,456,538	—	23,456,538
Total Bonds	—	23,456,538	—	23,456,538
Investments in Securities	2,274,912,379	23,456,538	10,135	2,298,379,052
Derivatives
Assets
Futures Contracts	896,053	—	—	896,053
Liabilities
Futures Contracts	(185,720)	—	—	(185,720)
Total	2,275,622,712	23,456,538	10,135	2,299,089,385

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Portfolio's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Common Stocks ($)
Balance as of January 31, 2013	10,407
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	(272)
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of July 31, 2013	10,135

(a) Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2013 was $(272).

The Portfolio does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Portfolio's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments

Columbia Capital Allocation Aggressive Portfolio

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 78.9%

	Shares	Value ($)
Dividend Income 4.2%
Columbia Dividend Income Fund, Class I Shares(a)	863,310	15,021,598
Columbia Dividend Opportunity Fund, Class I Shares(a)	1,044,355	10,589,758
Total		25,611,356
International 20.0%
Columbia Acorn International, Class I Shares(a)	96,675	4,261,441
Columbia Emerging Markets Fund, Class I Shares(a)	2,356,990	22,627,101
Columbia European Equity Fund, Class I Shares(a)	6,526,604	46,143,088
Columbia Greater China Fund, Class I Shares(a)	318,841	15,932,512
Columbia Pacific/Asia Fund, Class I Shares(a)	3,745,312	32,322,040
Total		121,286,182
Real Estate 1.9%
Columbia Real Estate Equity Fund, Class I Shares(a)	783,038	11,651,600
U.S. Large Cap 35.8%
Columbia Contrarian Core Fund, Class I Shares(a)	2,462,166	48,677,028
Columbia Diversified Equity Income Fund, Class I Shares(a)	1,315,053	16,648,568
Columbia Large Cap Core Fund, Class I Shares(a)	1,758,869	25,521,190
Columbia Large Cap Growth Fund, Class I Shares(a)	583,287	18,676,858
Columbia Large Core Quantitative Fund, Class I Shares(a)	4,080,860	31,871,519
Columbia Large Growth Quantitative Fund, Class I Shares(a)	2,055,516	18,828,527
Columbia Select Large Cap Growth Fund, Class I Shares(a)(b)	2,007,273	34,143,709
Columbia Select Large-Cap Value Fund, Class I Shares(a)	1,113,818	22,755,297
Total		217,122,696
U.S. Mid Cap 12.6%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	1,153,256	36,523,610
Columbia Mid Cap Value Fund, Class I Shares(a)	1,019,245	18,183,329
Equity Funds (continued)

	Shares	Value ($)
Columbia Mid Cap Value Opportunity Fund, Class I Shares(a)	1,982,032	21,346,487
Total		76,053,426
U.S. Small Cap 4.4%
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares(a)	763,220	6,059,964
Columbia Select Smaller-Cap Value Fund, Class I Shares(a)(b)	211,261	4,611,820
Columbia Small Cap Core Fund, Class I Shares(a)	490,778	9,624,166
Columbia Small Cap Growth Fund I, Class I Shares(a)(b)	176,418	6,059,977
Total		26,355,927
Total Equity Funds (Cost: $365,719,788)		478,081,187

Fixed-Income Funds 14.3%

High Yield 4.8%
Columbia High Yield Bond Fund, Class I Shares(a)	3,035,534	8,985,180
Columbia Income Opportunities Fund, Class I Shares(a)	1,975,643	19,697,163
Total		28,682,343
Investment Grade 9.5%
Columbia Corporate Income Fund, Class I Shares(a)	3,544,870	36,370,364
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	3,890,993	21,244,824
Total		57,615,188
Total Fixed-Income Funds (Cost: $84,719,660)		86,297,531

Alternative Investment Funds 3.5%

Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	601,333	6,049,408
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	1,181,033	12,058,344
Columbia Flexible Capital Income Fund, Class I Shares(a)	260,929	3,159,854
Total Alternative Investment Funds (Cost: $20,542,744)		21,267,606

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2013 (Unaudited)

Money Market Funds 3.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.191%(a)(c)	19,401,981	19,401,981
Total Money Market Funds (Cost: $19,401,981)		19,401,981
Total Investments (Cost: $490,384,173)		605,048,305
Other Assets and Liabilities		667,305
Net Assets		605,715,610

Investments in Derivatives

Futures Contracts Outstanding at July 31, 2013

At July 31, 2013, $742,500 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
E-Mini S&P Mid-Cap 400 Index	123	15,122,850	September 2013	—	(2,832)
E-Mini S&P 500 Index	54	4,537,350	September 2013	307,062	—
Total				307,062	(2,832)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Portfolio owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Portfolio. Holdings and transactions in these affiliated companies during the period ended July 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	—	6,037,629	(247)	—	6,037,382	—	—	6,049,408
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	10,428,525	1,504,306	(16,406)	560	11,916,985	—	—	12,058,344
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	5,334,729	55,052	(5,547,527)	157,746	—	—	—	—
Columbia Acorn International, Class I Shares	3,690,678	49,236	(98,787)	23,729	3,664,856	—	45,669	4,261,441
Columbia Contrarian Core Fund, Class I Shares	34,611,910	1,200,675	(2,426,590)	224,047	33,610,042	—	—	48,677,028
Columbia Corporate Income Fund, Class I Shares	30,537,906	4,895,771	(48,088)	1,822	35,387,411	—	511,416	36,370,364

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Diversified Equity Income Fund, Class I Shares	10,872,643	158,456	(1,423,589)	604,994	10,212,504	—	158,456	16,648,568
Columbia Dividend Income Fund, Class I Shares	12,623,770	171,399	(1,216,485)	233,808	11,812,492	—	167,960	15,021,598
Columbia Dividend Opportunity Fund, Class I Shares	11,167,781	134,837	(7,021,341)	3,244,688	7,525,965	—	125,488	10,589,758
Columbia Emerging Markets Fund, Class I Shares	21,250,020	359,059	(39,177)	(3,108)	21,566,794	—	—	22,627,101
Columbia European Equity Fund, Class I Shares	38,773,787	89,211	(3,796,828)	851,381	35,917,551	—	—	46,143,088
Columbia Flexible Capital Income Fund, Class I Shares	2,588,587	58,540	(70,375)	11,625	2,588,377	—	56,231	3,159,854
Columbia Greater China Fund, Class I Shares	15,448,229	328,622	(114,585)	(954)	15,661,312	—	—	15,932,512
Columbia High Yield Bond Fund, Class I Shares	—	9,076,053	—	—	9,076,053	—	17,023	8,985,180
Columbia Income Opportunities Fund, Class I Shares	16,852,840	1,949,093	(55,192)	9,416	18,756,157	—	479,898	19,697,163
Columbia Large Cap Core Fund, Class I Shares	21,130,958	4,018,711	(1,124,677)	146,530	24,171,522	3,458,419	42,788	25,521,190
Columbia Large Cap Growth Fund, Class I Shares	10,603,738	3,235	(424,960)	87,548	10,269,561	—	—	18,676,858
Columbia Large Core Quantitative Fund, Class I Shares	21,086,161	288,682	(1,220,561)	97,574	20,251,856	—	—	31,871,519
Columbia Large Growth Quantitative Fund, Class I Shares	15,115,258	78,320	(375,785)	134,078	14,951,871	—	—	18,828,527
Columbia Mid Cap Growth Fund, Class I Shares	38,291,293	10,924	(8,666,242)	537,616	30,173,591	—	—	36,523,610

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Mid Cap Value Fund, Class I Shares	15,479,714	142,984	(1,660,365)	289,153	14,251,486	64,434	77,960	18,183,329
Columbia Mid Cap Value Opportunity Fund, Class I Shares	12,672,069	182	(2,394,551)	1,288,910	11,566,610	—	—	21,346,487
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	3,536,431	1,240	(646,047)	386,658	3,278,282	—	—	6,059,964
Columbia Pacific/Asia Fund, Class I Shares	30,141,151	2,161,879	(4,143,878)	729,555	28,888,707	—	346,766	32,322,040
Columbia Real Estate Equity Fund, Class I Shares	8,313,334	761,792	(393,695)	206,534	8,887,965	71,894	112,404	11,651,600
Columbia Select Large Cap Growth Fund, Class I Shares	27,192,830	2,868	(2,221,499)	356,991	25,331,190	—	—	34,143,709
Columbia Select Large-Cap Value Fund, Class I Shares	17,312,658	441,564	(1,443,303)	441,737	16,752,656	—	—	22,755,297
Columbia Select Smaller-Cap Value Fund, Class I Shares	4,160,623	303	(703,691)	182,652	3,639,887	—	—	4,611,820
Columbia Short-Term Cash Fund	5,165,113	21,331,743	(7,094,875)	—	19,401,981	—	6,277	19,401,981
Columbia Small Cap Core Fund, Class I Shares	8,967,395	7,387	(1,054,487)	136,630	8,056,925	—	—	9,624,166
Columbia Small Cap Growth Fund I, Class I Shares	10,956,818	2,687	(5,785,456)	102,114	5,276,163	—	—	6,059,977
Columbia U.S. Government Mortgage Fund, Class I Shares	26,652,053	799,678	(5,893,255)	(58,437)	21,500,039	—	253,685	21,244,824
Total	490,959,002	56,122,118	(67,122,544)	10,425,597	490,384,173	3,594,747	2,402,021	605,048,305

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at July 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Portfolio categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Portfolio's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Portfolio has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Portfolio's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Portfolio uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Portfolio's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Portfolio's investments at July 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Equity Funds	478,081,187	—	—	478,081,187
Fixed-Income Funds	86,297,531	—	—	86,297,531
Alternative Investment Funds	21,267,606	—	—	21,267,606
Money Market Funds	19,401,981	—	—	19,401,981
Total Mutual Funds	605,048,305	—	—	605,048,305
Investments in Securities	605,048,305	—	—	605,048,305
Derivatives
Assets
Futures Contracts	307,062	—	—	307,062
Liabilities
Futures Contracts	(2,832)	—	—	(2,832)
Total	605,352,535	—	—	605,352,535

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Statement of Assets and Liabilities

July 31, 2013 (Unaudited)

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Assets
Investments, at value
Unaffiliated issuers (identified cost $—, $3,910,959, $—)	$—	$4,133,785	$—
Affiliated issuers (identified cost $340,589,347,$648,352,461, $1,419,804,012)	353,850,142	702,546,934	1,618,481,730
Total investments (identified cost $340,589,347, $652,263,420, $1,419,804,012)	353,850,142	706,680,719	1,618,481,730
Cash	3	3	—
Margin deposits	569,999	1,246,353	1,168,000
Receivable for:
Investments sold	387,038	394,344	183,800
Capital shares sold	406,505	383,563	1,159,773
Dividends	405,799	767,427	1,465,774
Interest	—	12,538	—
Variation margin	14,594	8,337	35,844
Prepaid expenses	10,949	10,949	—
Total assets	355,645,029	709,504,233	1,622,494,921
Liabilities
Payable for:
Investments purchased	404,036	764,647	1,462,081
Capital shares purchased	570,277	804,069	1,313,688
Investment management fees	269	472	487
Distribution and/or service fees	3,782	7,160	15,771
Transfer agent fees	26,373	53,640	104,222
Administration fees	194	388	887
Plan administration fees	1	—	2
Compensation of board members	55,922	10,012	5,499
Other expenses	6,299	74,584	65,592
Total liabilities	1,067,153	1,714,972	2,968,229
Net assets applicable to outstanding capital stock	$354,577,876	$707,789,261	$1,619,526,692

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Statement of Assets and Liabilities (continued)

July 31, 2013 (Unaudited)

	Columbia Capital Allocation Conservative Portfolio		Columbia Capital Allocation Moderate Conservative Portfolio		Columbia Capital Allocation Moderate Portfolio
Represented by
Paid-in capital	$336,086,888		$646,636,198		$1,412,558,955
Undistributed net investment income	670,972		611,095		180,918
Accumulated net realized gain (loss)	4,835,957		7,199,856		8,119,016
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	—		222,826		—
Investments — affiliated issuers	13,260,795		54,194,473		198,677,718
Foreign currency translations	—		464		—
Futures contracts	(276,736)		(1,075,651)		(9,915)
Total — representing net assets applicable to outstanding capital stock	$354,577,876		$707,789,261		$1,619,526,692
Class A
Net assets	$284,326,724		$564,923,662		$1,386,303,517
Shares outstanding	26,990,190		49,201,960		116,172,475
Net asset value per share	$10.53		$11.48		$11.93
Maximum offering price per share(a)	$11.06		$12.18		$12.66
Class B
Net assets	$16,027,696		$32,615,403		$80,931,241
Shares outstanding	1,525,810		2,854,144		6,811,812
Net asset value per share	$10.50		$11.43		$11.88
Class C
Net assets	$50,835,708		$86,450,301		$148,705,051
Shares outstanding	4,849,623		7,615,355		12,541,012
Net asset value per share	$10.48		$11.35		$11.86
Class K
Net assets	$96,688		$14,363		$328,269
Shares outstanding	9,257		1,266		27,528
Net asset value per share	$10.44		$11.35		$11.92
Class R
Net assets	$72,424		$2,148,930		$197,559
Shares outstanding	6,877		186,941		16,588
Net asset value per share	$10.53		$11.50		$11.91
Class R4
Net assets	$2,490		$2,523		$2,504
Shares outstanding	237		221		212
Net asset value per share	$10.49	(b)	$11.40	(b)	$11.84	(b)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Statement of Assets and Liabilities (continued)

July 31, 2013 (Unaudited)

	Columbia Capital Allocation Conservative Portfolio		Columbia Capital Allocation Moderate Conservative Portfolio		Columbia Capital Allocation Moderate Portfolio
Class R5
Net assets	$2,490		$2,523		$2,503
Shares outstanding	237		221		212
Net asset value per share	$10.49	(b)	$11.41	(b)	$11.84	(b)
Class Y
Net assets	$2,490		$2,495		$2,503
Shares outstanding	237		221		212
Net asset value per share	$10.49	(b)	$11.30	(b)	$11.84	(b)
Class Z
Net assets	$3,211,166		$21,629,061		$3,053,545
Shares outstanding	304,922		1,903,384		256,123
Net asset value per share	$10.53		$11.36		$11.92

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75% for Columbia Capital Allocation Conservative Portfolio and dividing the net asset value by 1.0 minus the maximum sales charge of 5.75% for Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Statement of Assets and Liabilities (continued)

July 31, 2013 (Unaudited)

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Assets
Investments, at value
Unaffiliated issuers (identified cost $22,327,888, $—)	$23,466,673	$—
Affiliated issuers (identified cost $1,973,209,405, $490,384,173)	2,274,912,379	605,048,305
Total investments (identified cost $1,995,537,293, $490,384,173)	2,298,379,052	605,048,305
Cash	—	—
Margin deposits	3,827,845	742,500
Receivable for:
Investments sold	866,981	43,194
Capital shares sold	1,121,776	503,213
Dividends	1,445,658	234,000
Interest	64,100	—
Reclaims	557	—
Variation margin	—	5,880
Prepaid expenses	10,949	23,340
Trustees' deferred compensation plan	105,446	—
Total assets	2,305,822,364	606,600,432
Liabilities
Payable for:
Investments purchased	1,439,613	231,792
Capital shares purchased	2,101,963	560,074
Variation margin	221,307	—
Investment management fees	1,714	306
Distribution and/or service fees	20,955	5,748
Transfer agent fees	245,481	51,970
Administration fees	1,261	332
Plan administration fees	1	1
Compensation of board members	91,018	5,569
Expense reimbursement due to Investment Manager	—	24,439
Other expenses	22,378	4,591
Trustees' deferred compensation plan	105,446	—
Total liabilities	4,251,137	884,822
Net assets applicable to outstanding capital stock	$2,301,571,227	$605,715,610

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Statement of Assets and Liabilities (continued)

July 31, 2013 (Unaudited)

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Represented by
Paid-in capital	$2,039,076,380	$534,936,648
Undistributed net investment income	299,909	3,261,016
Accumulated net realized gain (loss)	(41,342,411)	(47,450,416)
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,138,785	—
Investments — affiliated issuers	301,702,974	114,664,132
Foreign currency translations	(14,743)	—
Futures contracts	710,333	304,230
Total — representing net assets applicable to outstanding capital stock	$2,301,571,227	$605,715,610
Class A
Net assets	$1,759,138,497	$526,382,724
Shares outstanding	139,159,238	42,708,938
Net asset value per share	$12.64	$12.32
Maximum offering price per share(a)	$13.41	$13.07
Class B
Net assets	$108,147,775	$34,365,307
Shares outstanding	8,627,077	2,798,249
Net asset value per share	$12.54	$12.28
Class C
Net assets	$184,257,559	$44,006,306
Shares outstanding	14,498,333	3,637,677
Net asset value per share	$12.71	$12.10
Class K
Net assets	$97,900	$140,556
Shares outstanding	7,762	11,375
Net asset value per share	$12.61	$12.36
Class R
Net assets	$4,833,108	$212,622
Shares outstanding	382,726	17,357
Net asset value per share	$12.63	$12.25
Class R4
Net assets	$2,715	$2,573
Shares outstanding	213	212
Net asset value per share	$12.72 (b)	$12.16	(b)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Statement of Assets and Liabilities (continued)

July 31, 2013 (Unaudited)

	Columbia Capital Allocation Moderate Aggressive Portfolio		Columbia Capital Allocation Aggressive Portfolio
Class R5
Net assets	$2,715		$2,573
Shares outstanding	213		212
Net asset value per share	$12.71	(b)	$12.17	(b)
Class T
Net assets	$101,886,763		$—
Shares outstanding	8,061,223		—
Net asset value per share	$12.64		$—
Maximum offering price per share(a)	$13.41		$—
Class Y
Net assets	$2,533		$2,573
Shares outstanding	202		212
Net asset value per share	$12.52	(b)	$12.17	(b)
Class Z
Net assets	$143,201,662		$600,376
Shares outstanding	11,341,969		48,830
Net asset value per share	$12.63		$12.30

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Statement of Operations

Six Months Ended July 31, 2013 (Unaudited)

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$—	$363	$—
Dividends — affiliated issuers	3,192,052	5,515,558	12,009,703
Interest	2,116	63,419	—
Total income	3,194,168	5,579,340	12,009,703
Expenses:
Investment management fees	29,732	49,927	45,081
Distribution and/or service fees
Class A	356,068	562,126	1,682,803
Class B	94,089	151,037	456,993
Class C	243,158	357,747	699,592
Class R	220	5,493	410
Transfer agent fees
Class A	210,380	335,362	1,070,398
Class B	13,886	22,697	72,735
Class C	36,069	53,960	111,219
Class K(a)	8	3	78
Class R	63	1,734	130
Class R4(b)	—	2	—
Class R5(b)	—	1	—
Class Z	1,620	16,419	2,468
Administration fees	35,454	57,458	158,114
Plan administration fees
Class K(a)	91	14	389
Compensation of board members	5,107	4,987	4,932
Custodian fees	7,422	8,005	8,006
Printing and postage fees	26,278	31,789	113,995
Registration fees	35,649	34,607	38,889
Professional fees	13,221	14,289	10,526
Other	5,264	9,736	4,950
Total expenses	1,113,779	1,717,393	4,481,708
Expense reductions	(20)	(260)	(120)
Total net expenses	1,113,759	1,717,133	4,481,588
Net investment income	2,080,409	3,862,207	7,528,115
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	142,386	19,822	—
Investments — affiliated issuers	6,955,271	13,541,699	22,408,259
Capital gain distributions from underlying affiliated funds	277,247	1,188,241	6,352,852
Foreign currency translations	—	(974)	—
Futures contracts	(985,483)	(1,759,489)	(3,390,536)
Net realized gain	6,389,421	12,989,299	25,370,575
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(158,976)	(53,664,998)	—
Investments — affiliated issuers	(6,121,184)	46,767,419	39,478,871
Foreign currency translations	—	464	—
Futures contracts	(82,938)	(938,178)	537,336
Net change in unrealized appreciation (depreciation)	(6,363,098)	(7,835,293)	40,016,207
Net realized and unrealized gain	26,323	5,154,006	65,386,782
Net increase in net assets resulting from operations	$2,106,732	$9,016,213	$72,914,897

(a) For the period from February 28, 2013 (commencement of operations) to July 31, 2013 for Columbia Capital Allocation Moderate Conservative Portfolio.

(b) For the period from June 13, 2013 (commencement of operations) to July 31, 2013 for Columbia Capital Allocation Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Statement of Operations (continued)

Six Months Ended July 31, 2013 (Unaudited)

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$—	$—
Dividends — affiliated issuers	11,849,026	2,402,021
Interest	319,663	—
Total income	12,168,689	2,402,021
Expenses:
Investment management fees	160,537	27,652
Distribution and/or service fees
Class A	1,835,775	629,043
Class B	519,308	191,158
Class C	777,395	202,271
Class R	11,609	558
Class T	150,938	—
Transfer agent fees
Class A	1,302,393	469,437
Class B	92,124	35,707
Class C	137,927	37,711
Class K(a)	18	33
Class R	4,128	207
Class R4(b)	2	1
Class R5(b)	1	—
Class T	89,477	—
Class Z	129,676	497
Administration fees	197,910	58,281
Plan administration fees
Class K(a)	90	165
Compensation of board members	11,461	4,911
Custodian fees	11,907	6,577
Printing and postage fees	141,611	85,149
Registration fees	42,168	34,347
Professional fees	13,796	10,311
Other	7,160	4,683
Total expenses	5,637,411	1,798,699
Expense reductions	(23,025)	(235)
Total net expenses	5,614,386	1,798,464
Net investment income	6,554,303	603,557
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	6,032	—
Investments — affiliated issuers	42,602,751	10,425,597
Capital gain distributions from underlying affiliated funds	6,049,551	3,594,747
Foreign currency translations	116,647	—
Futures contracts	(2,892,045)	(1,162,436)
Net realized gain	45,882,936	12,857,908
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,729,123)	—
Investments — affiliated issuers	56,254,874	31,546,196
Foreign currency translations	(14,701)	—
Futures contracts	816,858	304,230
Net change in unrealized appreciation (depreciation)	55,327,908	31,850,426
Net realized and unrealized gain	101,210,844	44,708,334
Net increase in net assets resulting from operations	$107,765,147	$45,311,891

(a) For the period from February 28, 2013 (commencement of operations) to July 31, 2013 for Columbia Capital Allocation Moderate Aggressive Portfolio.

(b) For the period from June 13, 2013 (commencement of operations) to July 31, 2013 for Columbia Capital Allocation Aggressive Portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets

	Columbia Capital Allocation Conservative Portfolio		Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended July 31, 2013(a) (Unaudited)	Year Ended January 31, 2013	Six Months Ended July 31, 2013(b)(c) (Unaudited)	Year Ended January 31, 2013(d)
Operations
Net investment income	$2,080,409	$6,992,749	$3,862,207	$2,614,316
Net realized gain	6,389,421	9,286,602	12,989,299	6,087,633
Net change in unrealized appreciation (depreciation)	(6,363,098)	7,135,254	(7,835,293)	2,193,638
Net increase in net assets resulting from operations	2,106,732	23,414,605	9,016,213	10,895,587
Distributions to shareholders
Net investment income
Class A	(1,802,679)	(8,858,422)	(2,854,503)	(2,019,638)
Class B	(50,233)	(512,560)	(114,969)	(208,910)
Class C	(131,535)	(1,083,261)	(284,337)	(511,820)
Class K	(706)	(2,065)	(81)	—
Class R	(541)	(1,567)	(16,436)	(51,816)
Class R4	(8)	—	(25)	(36)
Class R5	(9)	—	(26)	(37)
Class Y	(9)	—	(14)	—
Class Z	(14,421)	(18,883)	(204,014)	(695,159)
Net realized gains
Class A	(2,887,774)	(3,076,707)	(1,279,235)	(1,644,654)
Class B	(196,366)	(216,489)	(82,844)	(208,483)
Class C	(473,614)	(489,418)	(198,058)	(554,310)
Class K	(998)	(647)	(33)	—
Class R	(1,288)	(757)	(4,858)	(47,757)
Class R4	—	—	(6)	(51)
Class R5	—	—	(6)	(51)
Class Y	—	—	(6)	—
Class Z	(7,449)	(5,981)	(49,356)	(518,082)
Total distributions to shareholders	(5,567,630)	(14,266,757)	(5,088,807)	(6,460,804)
Increase (decrease) in net assets from capital stock activity	9,864,412	26,360,589	577,873,889	(7,902,019)
Total increase (decrease) in net assets	6,403,514	35,508,437	581,801,295	(3,467,236)
Net assets at beginning of period	348,174,362	312,665,925	125,987,966	129,455,202
Net assets at end of period	$354,577,876	$348,174,362	$707,789,261	$125,987,966
Undistributed net investment income	$670,972	$590,704	$611,095	$218,846

(a) Class R4, Class R5 and Class Y are for the period from June 13, 2013 (commencement of operations) to July 31, 2013.

(b) Class K shares are for the period from February 28, 2013 (commencement of operations) to July 31, 2013.

(c) Class Y shares are for the period from June 13, 2013 (commencement of operations) to July 31, 2013.

(d) Class R4 and R5 shares are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Moderate Portfolio		Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended July 31, 2013(a) (Unaudited)	Year Ended January 31, 2013	Six Months Ended July 31, 2013(b)(c) (Unaudited)	Year Ended January 31, 2013(d)
Operations
Net investment income	$7,528,115	$27,891,403	$6,554,303	$15,171,096
Net realized gain	25,370,575	52,031,919	45,882,936	42,575,284
Net change in unrealized appreciation (depreciation)	40,016,207	72,331,915	55,327,908	55,685,383
Net increase in net assets resulting from operations	72,914,897	152,255,237	107,765,147	113,431,763
Distributions to shareholders
Net investment income
Class A	(11,542,314)	(33,484,327)	(5,362,634)	(12,092,814)
Class B	(439,908)	(1,898,902)	(63,294)	(612,563)
Class C	(683,756)	(2,336,981)	(97,638)	(888,392)
Class K	(2,851)	(9,733)	(258)	—
Class R	(1,201)	(3,952)	(14,386)	(67,920)
Class R4	(10)	—	(16)	(30)
Class R5	(10)	—	(17)	(31)
Class T	—	—	(414,794)	(1,780,427)
Class Y	(11)	—	(8)	—
Class Z	(30,303)	(48,911)	(810,108)	(2,926,629)
Net realized gains
Class A	(13,072,502)	—	(10,912,367)	(16,397,431)
Class B	(877,686)	—	(755,100)	(1,442,652)
Class C	(1,399,671)	—	(1,133,796)	(2,047,116)
Class K	(3,079)	—	(605)	—
Class R	(1,820)	—	(29,541)	(106,359)
Class R4	(24)	—	(17)	(47)
Class R5	(24)	—	(17)	(47)
Class T	—	—	(640,427)	(2,478,029)
Class Y	(24)	—	(16)	—
Class Z	(28,755)	—	(894,826)	(3,474,247)
Total distributions to shareholders	(28,083,949)	(37,782,806)	(21,129,865)	(44,314,734)
Increase (decrease) in net assets from capital stock activity	13,409,462	4,645,590	1,145,412,785	(90,403,587)
Total increase (decrease) in net assets	58,240,410	119,118,021	1,232,048,067	(21,286,558)
Net assets at beginning of period	1,561,286,282	1,442,168,261	1,069,523,160	1,090,809,718
Net assets at end of period	$1,619,526,692	$1,561,286,282	$2,301,571,227	$1,069,523,160
Undistributed net investment income	$180,918	$5,353,167	$299,909	$547,716

(a) Class R4, R5 and Y are for the period from June 13, 2013 (commencement of operations) to July 31, 2013.

(b) Class K shares are for the period from February 28, 2013 (commencement of operations) to July 31, 2013.

(c)  Class Y shares are for the period from June 13, 2013 (commencement of operations) to July 31, 2013.

(d) Class R4 and R5 shares are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended July 31, 2013 (Unaudited)	Year Ended January 31, 2013
Operations
Net investment income	$603,557	$6,343,220
Net realized gain	12,857,908	19,773,389
Net change in unrealized appreciation (depreciation)	31,850,426	44,505,038
Net increase in net assets resulting from operations	45,311,891	70,621,647
Distributions to shareholders
Net investment income
Class A	—	(6,990,036)
Class B	—	(203,687)
Class C	—	(291,987)
Class K	—	(6,465)
Class R	—	(980)
Class Z	—	(6,998)
Total distributions to shareholders	—	(7,500,153)
Increase (decrease) in net assets from capital stock activity	(13,521,046)	(44,943,075)
Total increase (decrease) in net assets	31,790,845	18,178,419
Net assets at beginning of period	573,924,765	555,746,346
Net assets at end of period	$605,715,610	$573,924,765
Undistributed net investment income	$3,261,016	$2,657,459

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Conservative Portfolio
	Six Months Ended July 31, 2013(a) (Unaudited)		Year Ended January 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	2,406,813	25,595,190	6,781,719	72,018,617
Fund merger	1,477,864	15,819,588	—	—
Distributions reinvested	434,918	4,592,610	1,110,833	11,708,940
Redemptions	(3,896,017)	(41,361,831)	(5,654,986)	(59,897,077)
Net increase	423,578	4,645,557	2,237,566	23,830,480
Class B shares
Subscriptions	76,930	818,224	296,084	3,129,259
Fund merger	86,216	919,956	—	—
Distributions reinvested	22,924	242,172	68,064	715,538
Redemptions(b)	(509,303)	(5,371,034)	(916,733)	(9,644,126)
Net decrease	(323,233)	(3,390,682)	(552,585)	(5,799,329)
Class C shares
Subscriptions	602,165	6,375,824	1,263,252	13,333,831
Fund merger	490,357	5,223,287	—	—
Distributions reinvested	56,572	596,385	147,801	1,551,695
Redemptions	(588,244)	(6,195,390)	(687,099)	(7,233,547)
Net increase	560,850	6,000,106	723,954	7,651,979
Class K shares
Subscriptions	8,021	85,339	28	294
Distributions reinvested	145	1,518	214	2,232
Redemptions	(2)	(15)	(6,867)	(72,046)
Net increase (decrease)	8,164	86,842	(6,625)	(69,520)
Class R shares
Subscriptions	3,492	37,353	10,284	108,921
Distributions reinvested	169	1,788	210	2,215
Redemptions	(7,519)	(80,120)	(3)	(28)
Net increase (decrease)	(3,858)	(40,979)	10,491	111,108
Class R4 shares
Subscriptions	237	2,500	—	—
Net increase	237	2,500	—	—
Class R5 shares
Subscriptions	237	2,500	—	—
Net increase	237	2,500	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Conservative Portfolio
	Six Months Ended July 31, 2013(a) (Unaudited)		Year Ended January 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	237	2,500	—	—
Net increase	237	2,500	—	—
Class Z shares
Subscriptions	47,806	502,259	126,954	1,336,128
Fund merger	243,364	2,604,183	—	—
Distributions reinvested	1,848	19,368	2,350	24,744
Redemptions	(54,018)	(569,742)	(68,393)	(725,001)
Net increase	239,000	2,556,068	60,911	635,871
Total net increase	905,212	9,864,412	2,473,712	26,360,589

(a) Class R4, Class R5 and Class Y are for the period from June 13, 2013 (commencement of operations) to July 31, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended July 31, 2013(a)(b) (Unaudited)		Year Ended January 31, 2013(c)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(d)	3,090,485	35,472,324	1,263,090	14,202,737
Fund merger	44,299,319	506,764,422	—	—
Distributions reinvested	324,392	3,632,443	137,040	1,532,528
Redemptions	(4,805,954)	(55,158,457)	(1,353,714)	(15,254,025)
Net increase	42,908,242	490,710,732	46,416	481,240
Class B shares
Subscriptions	77,203	880,067	53,589	597,049
Fund merger	2,809,162	32,013,683	—	—
Distributions reinvested	14,904	166,156	10,630	118,401
Redemptions(d)	(786,347)	(8,986,562)	(662,372)	(7,410,612)
Net increase (decrease)	2,114,922	24,073,344	(598,153)	(6,695,162)
Class C shares
Subscriptions	728,778	8,269,629	298,681	3,326,163
Fund merger	5,573,686	63,100,536	—	—
Distributions reinvested	37,262	413,134	53,807	595,527
Redemptions	(819,278)	(9,310,004)	(486,194)	(5,429,932)
Net increase (decrease)	5,520,448	62,473,295	(133,706)	(1,508,242)
Class K shares
Subscriptions	222	2,501	—	—
Fund merger	1,044	11,810	—	—
Distributions reinvested	1	4	—	—
Redemptions	(1)	(10)	—	—
Net increase	1,266	14,305	—	—
Class R shares
Subscriptions	45,990	525,373	124,813	1,404,746
Fund merger	437	5,010	—	—
Distributions reinvested	1,578	17,827	7,535	84,402
Redemptions	(50,443)	(577,538)	(43,497)	(494,573)
Net increase (decrease)	(2,438)	(29,328)	88,851	994,575
Class R4 shares
Subscriptions	—	—	221	2,500
Net increase	—	—	221	2,500
Class R5 shares
Subscriptions	—	—	221	2,500
Net increase	—	—	221	2,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended July 31, 2013(a)(b) (Unaudited)		Year Ended January 31, 2013(c)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	221	2,500	—	—
Net increase	221	2,500	—	—
Class Z shares
Subscriptions	292,430	3,308,315	366,700	4,078,776
Fund merger	66,440	752,312	—	—
Distributions reinvested	10,167	113,352	50,534	559,185
Redemptions	(312,602)	(3,544,938)	(520,598)	(5,817,391)
Net increase (decrease)	56,435	629,041	(103,364)	(1,179,430)
Total net increase (decrease)	50,599,096	577,873,889	(699,514)	(7,902,019)

(a) Class K shares are for the period from February 28, 2013 (commencement of operations) to July 31, 2013.

(b) Class Y shares are for the period from June 13, 2013 (commencement of operations) to July 31, 2013.

(c) Class R4 and R5 shares are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(d) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Moderate Portfolio
	Six Months Ended July 31, 2013(a) (Unaudited)		Year Ended January 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	8,924,025	105,559,179	20,436,757	226,643,024
Distributions reinvested	2,100,497	24,313,326	2,955,792	33,017,329
Redemptions	(9,566,404)	(113,104,959)	(21,722,889)	(241,624,219)
Net increase	1,458,118	16,767,546	1,669,660	18,036,134
Class B shares
Subscriptions	243,540	2,864,403	714,059	7,890,332
Distributions reinvested	113,912	1,312,529	169,808	1,890,351
Redemptions(b)	(1,701,008)	(20,091,625)	(3,680,334)	(40,155,576)
Net decrease	(1,343,556)	(15,914,693)	(2,796,467)	(30,374,893)
Class C shares
Subscriptions	1,989,295	23,371,046	3,196,378	35,365,027
Distributions reinvested	180,117	2,071,023	208,454	2,321,367
Redemptions	(1,140,683)	(13,399,965)	(1,979,826)	(21,878,134)
Net increase	1,028,729	12,042,104	1,425,006	15,808,260
Class K shares
Subscriptions	1,367	16,122	9,909	112,636
Distributions reinvested	493	5,708	849	9,431
Redemptions	(49)	(583)	(54,681)	(601,177)
Net increase (decrease)	1,811	21,247	(43,923)	(479,110)
Class R shares
Subscriptions	4,733	56,356	18,048	199,494
Distributions reinvested	257	2,972	350	3,885
Redemptions	(321)	(3,803)	(12,052)	(133,325)
Net increase	4,669	55,525	6,346	70,054
Class R4 shares
Subscriptions	212	2,500	—	—
Net increase	212	2,500	—	—
Class R5 shares
Subscriptions	212	2,500	—	—
Net increase	212	2,500	—	—
Class Y shares
Subscriptions	212	2,500	—	—
Net increase	212	2,500	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Moderate Portfolio
	Six Months Ended July 31, 2013(a) (Unaudited)		Year Ended January 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Z shares
Subscriptions	188,904	2,224,872	211,738	2,369,031
Distributions reinvested	4,615	53,409	4,185	46,841
Redemptions	(156,824)	(1,848,048)	(74,333)	(830,727)
Net increase	36,695	430,233	141,590	1,585,145
Total net increase	1,187,102	13,409,462	402,212	4,645,590

(a) Class R4, R5 and Y are for the period from June 13, 2013 (commencement of operations) to July 31, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended July 31, 2013(a)(b) (Unaudited)		Year Ended January 31, 2013(c)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(d)	6,906,463	85,746,312	5,118,664	59,713,687
Fund merger	84,466,691	1,038,046,341	—	—
Distributions reinvested	1,106,294	13,387,189	1,503,792	17,424,301
Redemptions	(9,703,303)	(120,223,206)	(9,165,395)	(106,841,676)
Net increase (decrease)	82,776,145	1,016,956,636	(2,542,939)	(29,703,688)
Class B shares
Subscriptions	138,388	1,697,116	155,609	1,787,919
Fund merger	6,750,359	82,343,063	—	—
Distributions reinvested	52,805	633,712	48,899	561,009
Redemptions(d)	(2,752,407)	(33,943,569)	(3,349,084)	(38,757,333)
Net increase (decrease)	4,189,145	50,730,322	(3,144,576)	(36,408,405)
Class C shares
Subscriptions	1,157,889	14,425,993	799,777	9,368,298
Fund merger	7,347,117	90,875,658	—	—
Distributions reinvested	78,688	957,005	127,886	1,489,852
Redemptions	(1,052,779)	(13,121,263)	(1,561,467)	(18,303,886)
Net increase (decrease)	7,530,915	93,137,393	(633,804)	(7,445,736)
Class K shares
Subscriptions	363	4,431	—	—
Fund merger	7,340	89,999	—	—
Distributions reinvested	60	725	—	—
Redemptions	(1)	(11)	—	—
Net increase	7,762	95,144	—	—
Class R shares
Subscriptions	52,893	652,921	173,922	2,037,313
Fund merger	731	8,976	—	—
Distributions reinvested	3,627	43,903	15,056	174,279
Redemptions	(62,247)	(764,693)	(147,472)	(1,717,075)
Net increase (decrease)	(4,996)	(58,893)	41,506	494,517
Class R4 shares
Subscriptions	—	—	213	2,500
Net increase	—	—	213	2,500
Class R5 shares
Subscriptions	—	—	213	2,500
Net increase	—	—	213	2,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended July 31, 2013(a)(b) (Unaudited)		Year Ended January 31, 2013(c)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class T shares
Subscriptions	31,241	383,499	31,954	372,493
Distributions reinvested	66,629	807,529	280,223	3,244,818
Redemptions	(421,187)	(5,205,650)	(1,037,773)	(12,108,142)
Net decrease	(323,317)	(4,014,622)	(725,596)	(8,490,831)
Class Y shares
Subscriptions	202	2,500	—	—
Net increase	202	2,500	—	—
Class Z shares
Subscriptions	556,106	6,863,171	2,164,449	25,259,972
Fund merger	49,631	608,943	—	—
Distributions reinvested	73,012	884,211	284,546	3,292,261
Redemptions	(1,593,797)	(19,792,020)	(3,200,487)	(37,406,677)
Net decrease	(915,048)	(11,435,695)	(751,492)	(8,854,444)
Total net increase (decrease)	93,260,808	1,145,412,785	(7,756,475)	(90,403,587)

(a) Class K shares are for the period from February 28, 2013 (commencement of operations) to July 31, 2013.

(b) Class Y shares are for the period from June 13, 2013 (commencement of operations) to July 31, 2013.

(c) Class R4 and R5 shares are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(d) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended July 31, 2013(a) (Unaudited)		Year Ended January 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	2,634,932	31,323,720	5,431,267	57,544,416
Distributions reinvested	—	—	634,768	6,944,361
Redemptions	(3,390,176)	(40,031,634)	(9,022,215)	(96,135,357)
Net decrease	(755,244)	(8,707,914)	(2,956,180)	(31,646,580)
Class B shares
Subscriptions	37,466	446,334	123,248	1,307,406
Distributions reinvested	—	—	18,355	200,985
Redemptions(b)	(660,054)	(7,962,587)	(1,539,524)	(15,989,548)
Net decrease	(622,588)	(7,516,253)	(1,397,921)	(14,481,157)
Class C shares
Subscriptions	504,497	5,884,063	729,806	7,657,395
Distributions reinvested	—	—	26,508	285,762
Redemptions	(289,727)	(3,353,442)	(645,587)	(6,774,390)
Net increase	214,770	2,530,621	110,727	1,168,767
Class K shares
Subscriptions	317	3,756	677	7,275
Distributions reinvested	—	—	574	6,291
Redemptions	—	—	(34,435)	(383,185)
Net increase (decrease)	317	3,756	(33,184)	(369,619)
Class R shares
Subscriptions	9,710	117,442	15,707	169,400
Distributions reinvested	—	—	86	936
Redemptions	(8,408)	(103,004)	(3)	(34)
Net increase	1,302	14,438	15,790	170,302
Class R4 shares
Subscriptions	212	2,500	—	—
Net increase	212	2,500	—	—
Class R5 shares
Subscriptions	212	2,500	—	—
Net increase	212	2,500	—	—
Class Y shares
Subscriptions	212	2,500	—	—
Net increase	212	2,500	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended July 31, 2013(a) (Unaudited)		Year Ended January 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Z shares
Subscriptions	45,735	544,305	34,663	377,096
Distributions reinvested	—	—	569	6,200
Redemptions	(33,216)	(397,499)	(15,506)	(168,084)
Net increase	12,519	146,806	19,726	215,212
Total net decrease	(1,148,288)	(13,521,046)	(4,241,042)	(44,943,075)

(a) Class R4, R5, and Y are for the period from June 13, 2013 (commencement of operations) to July 31, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights

Columbia Capital Allocation Conservative Portfolio

The following tables are intended to help you understand the Portfolio's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended July 31, 2013		Year Ended January 31,
Class A	(Unaudited)		2013		2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.63		$10.32		$10.44		$9.77	$8.51	$10.15
Income from investment operations:
Net investment income	0.07		0.24		0.25		0.24	0.25	0.32
Net realized and unrealized gain (loss)	0.01		0.54		0.14		0.68	1.25	(1.63)
Total from investment operations	0.08		0.78		0.39		0.92	1.50	(1.31)
Less distributions to shareholders:
Net investment income	(0.07)		(0.35)		(0.25)		(0.25)	(0.24)	(0.31)
Net realized gains	(0.11)		(0.12)		(0.26)		—	—	(0.02)
Total distributions to shareholders	(0.18)		(0.47)		(0.51)		(0.25)	(0.24)	(0.33)
Net asset value, end of period	$10.53		$10.63		$10.32		$10.44	$9.77	$8.51
Total return	0.72%		7.62%		3.90%		9.47%	17.78%	(13.09%)
Ratios to average net assets(a)
Total gross expenses	0.49	%(b)	0.48%		0.49%		0.48%	0.47%	0.47%
Total net expenses(c)	0.49	%(b)(d)	0.48	%(d)	0.49	%(d)	0.48%	0.47%	0.47%
Net investment income	1.31	%(b)	2.28%		2.35%		2.32%	2.71%	3.44%
Supplemental data
Net assets, end of period (in thousands)	$284,327		$282,382		$251,178		$217,147	$188,324	$145,919
Portfolio turnover	7%		19%		88%		16%	26%	27%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

	Six Months Ended July 31, 2013		Year Ended January 31,
Class B	(Unaudited)		2013		2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.60		$10.29		$10.40		$9.73	$8.48	$10.11
Income from investment operations:
Net investment income	0.03		0.15		0.16		0.15	0.17	0.25
Net realized and unrealized gain (loss)	0.01		0.54		0.16		0.69	1.25	(1.62)
Total from investment operations	0.04		0.69		0.32		0.84	1.42	(1.37)
Less distributions to shareholders:
Net investment income	(0.03)		(0.26)		(0.17)		(0.17)	(0.17)	(0.24)
Net realized gains	(0.11)		(0.12)		(0.26)		—	—	(0.02)
Total distributions to shareholders	(0.14)		(0.38)		(0.43)		(0.17)	(0.17)	(0.26)
Net asset value, end of period	$10.50		$10.60		$10.29		$10.40	$9.73	$8.48
Total return	0.35%		6.79%		3.19%		8.64%	16.82%	(13.69%)
Ratios to average net assets(a)
Total gross expenses	1.24	%(b)	1.23%		1.24%		1.23%	1.23%	1.22%
Total net expenses(c)	1.24	%(b)(d)	1.23	%(d)	1.24	%(d)	1.23%	1.23%	1.22%
Net investment income	0.56	%(b)	1.47%		1.56%		1.47%	1.89%	2.60%
Supplemental data
Net assets, end of period (in thousands)	$16,028		$19,598		$24,717		$30,599	$38,996	$41,590
Portfolio turnover	7%		19%		88%		16%	26%	27%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

	Six Months Ended July 31, 2013		Year Ended January 31,
Class C	(Unaudited)		2013		2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.58		$10.28		$10.39		$9.73	$8.48	$10.12
Income from investment operations:
Net investment income	0.03		0.16		0.17		0.16	0.18	0.25
Net realized and unrealized gain (loss)	0.01		0.53		0.16		0.67	1.25	(1.63)
Total from investment operations	0.04		0.69		0.33		0.83	1.43	(1.38)
Less distributions to shareholders:
Net investment income	(0.03)		(0.27)		(0.18)		(0.17)	(0.18)	(0.24)
Net realized gains	(0.11)		(0.12)		(0.26)		—	—	(0.02)
Total distributions to shareholders	(0.14)		(0.39)		(0.44)		(0.17)	(0.18)	(0.26)
Net asset value, end of period	$10.48		$10.58		$10.28		$10.39	$9.73	$8.48
Total return	0.36%		6.75%		3.28%		8.63%	16.92%	(13.75%)
Ratios to average net assets(a)
Total gross expenses	1.24	%(b)	1.23%		1.24%		1.23%	1.22%	1.22%
Total net expenses(c)	1.24	%(b)(d)	1.23	%(d)	1.24	%(d)	1.23%	1.22%	1.22%
Net investment income	0.57	%(b)	1.54%		1.62%		1.60%	1.99%	2.68%
Supplemental data
Net assets, end of period (in thousands)	$50,836		$45,368		$36,637		$26,212	$18,362	$10,602
Portfolio turnover	7%		19%		88%		16%	26%	27%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

	Six Months Ended July 31, 2013		Year Ended January 31,
Class K	(Unaudited)		2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$10.54		$10.25	$10.35	$9.69	$8.43	$10.05
Income from investment operations:
Net investment income	0.08		0.24	0.25	0.24	0.24	0.35
Net realized and unrealized gain (loss)	0.01		0.53	0.16	0.67	1.25	(1.60)
Total from investment operations	0.09		0.77	0.41	0.91	1.49	(1.25)
Less distributions to shareholders:
Net investment income	(0.08)		(0.36)	(0.25)	(0.25)	(0.23)	(0.35)
Net realized gains	(0.11)		(0.12)	(0.26)	—	—	(0.02)
Total distributions to shareholders	(0.19)		(0.48)	(0.51)	(0.25)	(0.23)	(0.37)
Net asset value, end of period	$10.44		$10.54	$10.25	$10.35	$9.69	$8.43
Total return	0.82%		7.62%	4.14%	9.49%	17.86%	(12.71%)
Ratios to average net assets(a)
Total gross expenses	0.36	%(b)	0.39%	0.41%	0.44%	0.38%	0.39%
Total net expenses(c)	0.36	%(b)	0.39%	0.39%	0.44%	0.38%	0.13%
Net investment income	1.54	%(b)	2.27%	2.43%	2.35%	2.69%	3.68%
Supplemental data
Net assets, end of period (in thousands)	$97		$12	$79	$81	$68	$21
Portfolio turnover	7%		19%	88%	16%	26%	27%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

	Six Months Ended July 31, 2013		Year Ended January 31,
Class R	(Unaudited)		2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$10.63		$10.32	$10.44	$10.24
Income from investment operations:
Net investment income	0.06		0.25	0.22	0.10
Net realized and unrealized gain	0.01		0.50	0.15	0.21
Total from investment operations	0.07		0.75	0.37	0.31
Less distributions to shareholders:
Net investment income	(0.06)		(0.32)	(0.23)	(0.11)
Net realized gains	(0.11)		(0.12)	(0.26)	—
Total distributions to shareholders	(0.17)		(0.44)	(0.49)	(0.11)
Net asset value, end of period	$10.53		$10.63	$10.32	$10.44
Total return	0.62%		7.39%	3.66%	3.03%
Ratios to average net assets(b)
Total gross expenses	0.73	%(c)	0.72%	0.75%	0.68	%(c)
Total net expenses(d)	0.73	%(c)(e)	0.72%	0.75%	0.68	%(c)
Net investment income	1.06	%(c)	2.36%	2.07%	2.78	%(c)
Supplemental data
Net assets, end of period (in thousands)	$72		$114	$3	$3
Portfolio turnover	7%		19%	88%	16%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

Class R4	Six Months Ended July 31, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.53
Income from investment operations:
Net investment income	0.03
Net realized and unrealized loss	(0.04	)(b)
Total from investment operations	(0.01)
Less distributions to shareholders:
Net investment income	(0.03)
Total distributions to shareholders	(0.03)
Net asset value, end of period	$10.49
Total return	(0.04%)
Ratios to average net assets(c)
Total gross expenses	0.22	%(d)
Total net expenses(e)	0.22	%(d)
Net investment income	2.03	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2
Portfolio turnover	7%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to July 31, 2013.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Portfolio shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

Class R5	Six Months Ended July 31, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.53
Income from investment operations:
Net investment income	0.03
Net realized and unrealized loss	(0.03	)(b)
Total from investment operations	0.00	(c)
Less distributions to shareholders:
Net investment income	(0.04)
Total distributions to shareholders	(0.04)
Net asset value, end of period	$10.49
Total return	(0.01%)
Ratios to average net assets(d)
Total gross expenses	0.12	%(e)
Total net expenses(f)	0.12	%(e)
Net investment income	2.12	%(e)
Supplemental data
Net assets, end of period (in thousands)	$2
Portfolio turnover	7%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to July 31, 2013.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Portfolio shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

Class Y	Six Months Ended July 31, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.53
Income from investment operations
Net investment income	0.03
Net realized and unrealized loss	(0.03	)(b)
Total from investment operations	0.00	(c)
Less distributions to shareholders:
Net investment income	(0.04)
Total distributions to shareholders	(0.04)
Net asset value, end of period	$10.49
Total return	0.00	(c)
Ratios to average net assets(d)
Total gross expenses	0.08	%(e)
Total net expenses(f)	0.08	%(e)
Net investment income	2.17	%(e)
Supplemental data
Net assets, end of period (in thousands)	$2
Portfolio turnover	7%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to July 31, 2013.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Portfolio shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

	Six Months Ended July 31, 2013		Year Ended January 31,
Class Z	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.63		$10.32		$10.44		$10.24
Income from investment operations:
Net investment income	0.08		0.30		0.28		0.12
Net realized and unrealized gain	0.01		0.51		0.14		0.20
Total from investment operations	0.09		0.81		0.42		0.32
Less distributions to shareholders:
Net investment income	(0.08)		(0.38)		(0.28)		(0.12)
Net realized gains	(0.11)		(0.12)		(0.26)		—
Total distributions to shareholders	(0.19)		(0.50)		(0.54)		(0.12)
Net asset value, end of period	$10.53		$10.63		$10.32		$10.44
Total return	0.84%		7.91%		4.19%		3.15%
Ratios to average net assets(b)
Total gross expenses	0.24	%(c)	0.22%		0.24%		0.26	%(c)
Total net expenses(d)	0.24	%(c)(e)	0.22	%(e)	0.24	%(e)	0.21	%(c)
Net investment income	1.57	%(c)	2.80%		2.71%		3.28	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,211		$700		$52		$20
Portfolio turnover	7%		19%		88%		16%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2013		Year Ended January 31,				Year Ended March 31,
Class A	(Unaudited)		2013		2012(a)		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$11.33		$10.96		$10.89		$10.04	$8.03	$10.40		$11.04
Income from investment operations:
Net investment income	0.08		0.25		0.21		0.26	0.31	0.33		0.36
Net realized and unrealized gain (loss)	0.19		0.71		0.07		0.85	2.00	(1.97)		(0.30)
Total from investment operations	0.27		0.96		0.28		1.11	2.31	(1.64)		0.06
Less distributions to shareholders:
Net investment income	(0.09)		(0.32)		(0.21)		(0.26)	(0.30)	(0.33)		(0.36)
Net realized gains	(0.03)		(0.27)		—		—	—	(0.40)		(0.34)
Total distributions to shareholders	(0.12)		(0.59)		(0.21)		(0.26)	(0.30)	(0.73)		(0.70)
Net asset value, end of period	$11.48		$11.33		$10.96		$10.89	$10.04	$8.03		$10.40
Total return	2.44%		8.94%		2.63%		11.21%	29.06%	(16.58%)		0.34%
Ratios to average net assets(b)
Total gross expenses	0.47	%(c)	0.70%		0.64	%(c)(d)	0.50%	0.50%	0.50	%(d)	0.50%
Total net expenses(e)	0.47	%(c)(f)	0.57	%(f)	0.57	%(c)(d)(f)	0.50%	0.50%	0.50	%(d)(f)	0.50	%(f)
Net investment income	1.48	%(c)	2.19%		2.37	%(c)	2.52%	3.26%	3.59%		3.29%
Supplemental data
Net assets, end of period (in thousands)	$564,924		$71,321		$68,452		$63,807	$60,848	$44,825		$54,370
Portfolio turnover	6%		38%		55%		87%	34%	52%		20%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2013		Year Ended January 31,				Year Ended March 31,
Class B	(Unaudited)		2013		2012(a)		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$11.28		$10.91		$10.85		$10.00	$8.01	$10.36		$11.00
Income from investment operations:
Net investment income	0.04		0.15		0.14		0.18	0.23	0.26		0.28
Net realized and unrealized gain (loss)	0.19		0.73		0.07		0.85	1.99	(1.95)		(0.31)
Total from investment operations	0.23		0.88		0.21		1.03	2.22	(1.69)		(0.03)
Less distributions to shareholders:
Net investment income	(0.05)		(0.24)		(0.15)		(0.18)	(0.23)	(0.26)		(0.27)
Net realized gains	(0.03)		(0.27)		—		—	—	(0.40)		(0.34)
Total distributions to shareholders	(0.08)		(0.51)		(0.15)		(0.18)	(0.23)	(0.66)		(0.61)
Net asset value, end of period	$11.43		$11.28		$10.91		$10.85	$10.00	$8.01		$10.36
Total return	2.07%		8.17%		1.96%		10.43%	27.94%	(17.09%)		(0.41%)
Ratios to average net assets(b)
Total gross expenses	1.22	%(c)	1.44%		1.39	%(c)(d)	1.25%	1.25%	1.25	%(d)	1.25%
Total net expenses(e)	1.22	%(c)(f)	1.32	%(f)	1.31	%(c)(d)(f)	1.25%	1.25%	1.25	%(d)(f)	1.25	%(f)
Net investment income	0.72	%(c)	1.36%		1.58	%(c)	1.75%	2.51%	2.80%		2.53%
Supplemental data
Net assets, end of period (in thousands)	$32,615		$8,335		$14,587		$26,181	$40,508	$40,270		$66,558
Portfolio turnover	6%		38%		55%		87%	34%	52%		20%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2013		Year Ended January 31,				Year Ended March 31,
Class C	(Unaudited)		2013		2012(a)		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$11.20		$10.84		$10.78		$9.94	$7.96	$10.30		$10.94
Income from investment operations:
Net investment income	0.04		0.16		0.14		0.18	0.23	0.26		0.28
Net realized and unrealized gain (loss)	0.19		0.71		0.07		0.84	1.98	(1.94)		(0.31)
Total from investment operations	0.23		0.87		0.21		1.02	2.21	(1.68)		(0.03)
Less distributions to shareholders:
Net investment income	(0.05)		(0.24)		(0.15)		(0.18)	(0.23)	(0.26)		(0.27)
Net realized gains	(0.03)		(0.27)		—		—	—	(0.40)		(0.34)
Total distributions to shareholders	(0.08)		(0.51)		(0.15)		(0.18)	(0.23)	(0.66)		(0.61)
Net asset value, end of period	$11.35		$11.20		$10.84		$10.78	$9.94	$7.96		$10.30
Total return	2.08%		8.13%		1.97%		10.39%	27.99%	(17.09%)		(0.41%)
Ratios to average net assets(b)
Total gross expenses	1.23	%(c)	1.45%		1.39	%(c)(d)	1.25%	1.25%	1.25	%(d)	1.25%
Total net expenses(e)	1.23	%(c)(f)	1.32	%(f)	1.32	%(c)(d)(f)	1.25%	1.25%	1.25	%(d)(f)	1.25	%(f)
Net investment income	0.71	%(c)	1.44%		1.61	%(c)	1.77%	2.51%	2.81%		2.55%
Supplemental data
Net assets, end of period (in thousands)	$86,450		$23,470		$24,156		$23,651	$23,321	$18,370		$26,501
Portfolio turnover	6%		38%		55%		87%	34%	52%		20%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

Class K	Six Months Ended July 31, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$11.25
Income from investment operations:
Net investment income	0.08
Net realized and unrealized gain	0.15
Total from investment operations	0.23
Less distributions to shareholders:
Net investment income	(0.10)
Net realized gains	(0.03)
Total distributions to shareholders	(0.13)
Net asset value, end of period	$11.35
Total return	2.08%
Ratios to average net assets(b)
Total gross expenses	0.37	%(c)
Total net expenses(d)	0.37	%(c)
Net investment income	1.59	%(c)
Supplemental data
Net assets, end of period (in thousands)	$14
Portfolio turnover	6%

Notes to Financial Highlights

(a)  For the period from February 28, 2013 (commencement of operations) to July 31, 2013.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2013		Year Ended January 31,				Year Ended March 31,
Class R	(Unaudited)		2013		2012(a)		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$11.34		$10.96		$10.90		$10.04	$8.04	$10.40		$11.04
Income from investment operations:
Net investment income	0.07		0.23		0.18		0.23	0.28	0.31		0.32
Net realized and unrealized gain (loss)	0.20		0.72		0.07		0.86	2.00	(1.96)		(0.29)
Total from investment operations	0.27		0.95		0.25		1.09	2.28	(1.65)		0.03
Less distributions to shareholders:
Net investment income	(0.08)		(0.30)		(0.19)		(0.23)	(0.28)	(0.31)		(0.33)
Net realized gains	(0.03)		(0.27)		—		—	—	(0.40)		(0.34)
Total distributions to shareholders	(0.11)		(0.57)		(0.19)		(0.23)	(0.28)	(0.71)		(0.67)
Net asset value, end of period	$11.50		$11.34		$10.96		$10.90	$10.04	$8.04		$10.40
Total return	2.39%		8.76%		2.34%		11.03%	28.58%	(16.69%)		0.09%
Ratios to average net assets(b)
Total gross expenses	0.76	%(c)	0.96%		0.89	%(c)(d)	0.75%	0.75%	0.75	%(d)	0.75%
Total net expenses(e)	0.76	%(c)(f)	0.81	%(f)	0.82	%(c)(d)(f)	0.75%	0.75%	0.75	%(d)(f)	0.75	%(f)
Net investment income	1.14	%(c)	2.04%		2.03	%(c)	2.28%	3.00%	3.34%		2.93%
Supplemental data
Net assets, end of period (in thousands)	$2,149		$2,148		$1,102		$428	$559	$358		$451
Portfolio turnover	6%		38%		55%		87%	34%	52%		20%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

Class R4	Six Months Ended July 31, 2013 (Unaudited)		Year Ended January 31, 2013(a)
Per share data
Net asset value, beginning of period	$11.25		$11.30
Income from investment operations:
Net investment income	0.10		0.09
Net realized and unrealized gain	0.19		0.26
Total from investment operations	0.29		0.35
Less distributions to shareholders:
Net investment income	(0.11)		(0.17)
Net realized gains	(0.03)		(0.23)
Total distributions to shareholders	(0.14)		(0.40)
Net asset value, end of period	$11.40		$11.25
Total return	2.60%		3.11%
Ratios to average net assets(b)
Total gross expenses	0.21	%(c)	0.51	%(c)
Total net expenses(d)	0.21	%(c)	0.37	%(c)
Net investment income	1.68	%(c)	3.68	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3		$2
Portfolio turnover	6%		38%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

Class R5	Six Months Ended July 31, 2013 (Unaudited)		Year Ended January 31, 2013(a)
Per share data
Net asset value, beginning of period	$11.25		$11.30
Income from investment operations:
Net investment income	0.10		0.10
Net realized and unrealized gain	0.20		0.25
Total from investment operations	0.30		0.35
Less distributions to shareholders:
Net investment income	(0.11)		(0.17)
Net realized gains	(0.03)		(0.23)
Total distributions to shareholders	(0.14)		(0.40)
Net asset value, end of period	$11.41		$11.25
Total return	2.74%		3.13%
Ratios to average net assets(b)
Total gross expenses	0.10	%(c)	0.41	%(c)
Total net expenses(d)	0.10	%(c)	0.29	%(c)
Net investment income	1.79	%(c)	3.77	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3		$2
Portfolio turnover	6%		38%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

Class Y	Six Months Ended July 31, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$11.32
Income from investment operations
Net investment income	0.03
Net realized and unrealized gain	0.04
Total from investment operations	0.07
Less distributions to shareholders:
Net investment income	(0.06)
Net realized gains	(0.03)
Total distributions to shareholders	(0.09)
Net asset value, end of period	$11.30
Total return	0.62%
Ratios to average net assets(b)
Total gross expenses	0.03	%(c)
Total net expenses(d)	0.03	%(c)
Net investment income	2.38	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2
Portfolio turnover	6%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to July 31, 2013.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2013		Year Ended January 31,				Year Ended March 31,
Class Z	(Unaudited)		2013		2012(a)		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$11.21		$10.85		$10.78		$9.94	$7.96	$10.30		$10.96
Income from investment operations:
Net investment income	0.09		0.27		0.23		0.28	0.33	0.35		0.42
Net realized and unrealized gain (loss)	0.20		0.71		0.07		0.84	1.98	(1.93)		(0.36)
Total from investment operations	0.29		0.98		0.30		1.12	2.31	(1.58)		0.06
Less distributions to shareholders:
Net investment income	(0.11)		(0.35)		(0.23)		(0.28)	(0.33)	(0.36)		(0.38)
Net realized gains	(0.03)		(0.27)		—		—	—	(0.40)		(0.34)
Total distributions to shareholders	(0.14)		(0.62)		(0.23)		(0.28)	(0.33)	(0.76)		(0.72)
Net asset value, end of period	$11.36		$11.21		$10.85		$10.78	$9.94	$7.96		$10.30
Total return	2.58%		9.22%		2.85%		11.49%	29.25%	(16.23%)		0.40%
Ratios to average net assets(b)
Total gross expenses	0.26	%(c)	0.45%		0.39	%(c)(d)	0.25%	0.25%	0.25	%(d)	0.25%
Total net expenses(e)	0.26	%(c)(f)	0.32	%(f)	0.32	%(c)(d)(f)	0.25%	0.25%	0.25	%(d)(f)	0.25	%(f)
Net investment income	1.64	%(c)	2.45%		2.61	%(c)	2.77%	3.51%	3.98%		3.78%
Supplemental data
Net assets, end of period (in thousands)	$21,629		$20,710		$21,157		$21,839	$20,406	$16,275		$13,598
Portfolio turnover	6%		38%		55%		87%	34%	52%		20%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2013		Year Ended January 31,
Class A	(Unaudited)		2013		2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$11.61		$10.75		$10.71		$9.46	$7.58	$10.46
Income from investment operations:
Net investment income	0.06		0.22		0.23		0.23	0.23	0.30
Net realized and unrealized gain (loss)	0.48		0.93		0.06		1.29	1.90	(2.93)
Total from investment operations	0.54		1.15		0.29		1.52	2.13	(2.63)
Less distributions to shareholders:
Net investment income	(0.11)		(0.29)		(0.25)		(0.27)	(0.25)	(0.23)
Net realized gains	(0.11)		—		—		—	—	(0.02)
Total distributions to shareholders	(0.22)		(0.29)		(0.25)		(0.27)	(0.25)	(0.25)
Net asset value, end of period	$11.93		$11.61		$10.75		$10.71	$9.46	$7.58
Total return	4.68%		10.87%		2.84%		16.23%	28.49%	(25.51%)
Ratios to average net assets(a)
Total gross expenses	0.46	%(b)	0.46%		0.43%		0.43%	0.45%	0.43%
Total net expenses(c)	0.46	%(b)(d)	0.46	%(d)	0.43	%(d)	0.43%	0.45%	0.43%
Net investment income	1.06	%(b)	1.98%		2.11%		2.32%	2.63%	3.19%
Supplemental data
Net assets, end of period (in thousands)	$1,386,304		$1,331,311		$1,215,462		$1,164,732	$936,670	$664,054
Portfolio turnover	6%		23%		58%		9%	26%	34%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2013		Year Ended January 31,
Class B	(Unaudited)		2013		2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$11.55		$10.70		$10.66		$9.41	$7.54	$10.41
Income from investment operations:
Net investment income	0.02		0.13		0.14		0.15	0.15	0.22
Net realized and unrealized gain (loss)	0.48		0.93		0.07		1.29	1.91	(2.91)
Total from investment operations	0.50		1.06		0.21		1.44	2.06	(2.69)
Less distributions to shareholders:
Net investment income	(0.06)		(0.21)		(0.17)		(0.19)	(0.19)	(0.16)
Net realized gains	(0.11)		—		—		—	—	(0.02)
Total distributions to shareholders	(0.17)		(0.21)		(0.17)		(0.19)	(0.19)	(0.18)
Net asset value, end of period	$11.88		$11.55		$10.70		$10.66	$9.41	$7.54
Total return	4.38%		9.99%		2.03%		15.43%	27.54%	(26.12%)
Ratios to average net assets(a)
Total gross expenses	1.21	%(b)	1.20%		1.18%		1.19%	1.21%	1.19%
Total net expenses(c)	1.21	%(b)(d)	1.20	%(d)	1.18	%(d)	1.19%	1.21%	1.19%
Net investment income	0.31	%(b)	1.17%		1.32%		1.47%	1.79%	2.32%
Supplemental data
Net assets, end of period (in thousands)	$80,931		$94,225		$117,235		$153,336	$163,375	$144,798
Portfolio turnover	6%		23%		58%		9%	26%	34%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2013		Year Ended January 31,
Class C	(Unaudited)		2013		2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$11.53		$10.69		$10.65		$9.41	$7.55	$10.41
Income from investment operations:
Net investment income	0.02		0.14		0.15		0.16	0.17	0.23
Net realized and unrealized gain (loss)	0.48		0.91		0.07		1.28	1.88	(2.91)
Total from investment operations	0.50		1.05		0.22		1.44	2.05	(2.68)
Less distributions to shareholders:
Net investment income	(0.06)		(0.21)		(0.18)		(0.20)	(0.19)	(0.16)
Net realized gains	(0.11)		—		—		—	—	(0.02)
Total distributions to shareholders	(0.17)		(0.21)		(0.18)		(0.20)	(0.19)	(0.18)
Net asset value, end of period	$11.86		$11.53		$10.69		$10.65	$9.41	$7.55
Total return	4.40%		9.95%		2.10%		15.40%	27.45%	(25.99%)
Ratios to average net assets(a)
Total gross expenses	1.21	%(b)	1.21%		1.18%		1.19%	1.20%	1.19%
Total net expenses(c)	1.21	%(b)(d)	1.21	%(d)	1.18	%(d)	1.19%	1.20%	1.19%
Net investment income	0.31	%(b)	1.25%		1.38%		1.62%	1.92%	2.45%
Supplemental data
Net assets, end of period (in thousands)	$148,705		$132,770		$107,827		$90,001	$60,533	$33,449
Portfolio turnover	6%		23%		58%		9%	26%	34%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2013		Year Ended January 31,
Class K	(Unaudited)		2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$11.60		$10.74	$10.70	$9.45	$7.57	$10.45
Income from investment operations:
Net investment income	0.07		0.21	0.23	0.27	0.26	0.33
Net realized and unrealized gain (loss)	0.47		0.95	0.08	1.26	1.88	(2.92)
Total from investment operations	0.54		1.16	0.31	1.53	2.14	(2.59)
Less distributions to shareholders:
Net investment income	(0.11)		(0.30)	(0.27)	(0.28)	(0.26)	(0.27)
Net realized gains	(0.11)		—	—	—	—	(0.02)
Total distributions to shareholders	(0.22)		(0.30)	(0.27)	(0.28)	(0.26)	(0.29)
Net asset value, end of period	$11.92		$11.60	$10.74	$10.70	$9.45	$7.57
Total return	4.74%		10.94%	2.94%	16.38%	28.70%	(25.22%)
Ratios to average net assets(a)
Total gross expenses	0.35	%(b)	0.34%	0.34%	0.33%	0.35%	0.35%
Total net expenses(c)	0.35	%(b)	0.34%	0.34%	0.33%	0.35%	0.06%
Net investment income	1.17	%(b)	1.93%	2.18%	2.66%	2.96%	3.50%
Supplemental data
Net assets, end of period (in thousands)	$328		$298	$748	$760	$221	$78
Portfolio turnover	6%		23%	58%	9%	26%	34%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2013		Year Ended January 31,
Class R	(Unaudited)		2013		2012	2011(a)
Per share data
Net asset value, beginning of period	$11.58		$10.74		$10.70	$10.10
Income from investment operations:
Net investment income	0.05		0.18		0.30	0.11
Net realized and unrealized gain (loss)	0.48		0.93		(0.02)	0.60
Total from investment operations	0.53		1.11		0.28	0.71
Less distributions to shareholders:
Net investment income	(0.09)		(0.27)		(0.24)	(0.11)
Net realized gains	(0.11)		—		—	—
Total distributions to shareholders	(0.20)		(0.27)		(0.24)	(0.11)
Net asset value, end of period	$11.91		$11.58		$10.74	$10.70
Total return	4.65%		10.46%		2.66%	7.06%
Ratios to average net assets(b)
Total gross expenses	0.71	%(c)	0.70%		0.71%	0.67	%(c)
Total net expenses(d)	0.71	%(c)(e)	0.70	%(e)	0.71%	0.67	%(c)
Net investment income	0.83	%(c)	1.67%		2.93%	3.18	%(c)
Supplemental data
Net assets, end of period (in thousands)	$198		$138		$60	$3
Portfolio turnover	6%		23%		58%	9%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

Class R4	Six Months Ended July 31, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$11.82
Income from investment operations:
Net investment income	0.03
Net realized and unrealized gain	0.15
Total from investment operations	0.18
Less distributions to shareholders:
Net investment income	(0.05)
Net realized gains	(0.11)
Total distributions to shareholders	(0.16)
Net asset value, end of period	$11.84
Total return	1.57%
Ratios to average net assets(b)
Total gross expenses	0.13	%(c)
Total net expenses(d)	0.13	%(c)
Net investment income	1.96	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	6%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to July 31, 2013.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

Class R5	Six Months Ended July 31, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$11.82
Income from investment operations:
Net investment income	0.03
Net realized and unrealized gain	0.15
Total from investment operations	0.18
Less distributions to shareholders:
Net investment income	(0.05)
Net realized gains	(0.11)
Total distributions to shareholders	(0.16)
Net asset value, end of period	$11.84
Total return	1.60%
Ratios to average net assets(b)
Total gross expenses	0.06	%(c)
Total net expenses(d)	0.06	%(c)
Net investment income	2.03	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	6%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to July 31, 2013.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

Class Y	Six Months Ended July 31, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$11.82
Income from investment operations
Net investment income	0.03
Net realized and unrealized gain	0.15
Total from investment operations	0.18
Less distributions to shareholders:
Net investment income	(0.05)
Net realized gains	(0.11)
Total distributions to shareholders	(0.16)
Net asset value, end of period	$11.84
Total return	1.61%
Ratios to average net assets(b)
Total gross expenses	0.01	%(c)
Total net expenses(d)	0.01	%(c)
Net investment income	2.09	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	6%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to July 31, 2013.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2013		Year Ended January 31,
Class Z	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$11.59		$10.75		$10.71		$10.10
Income from investment operations:
Net investment income	0.08		0.28		0.26		0.16
Net realized and unrealized gain	0.48		0.88		0.07		0.58
Total from investment operations	0.56		1.16		0.33		0.74
Less distributions to shareholders:
Net investment income	(0.12)		(0.32)		(0.29)		(0.13)
Net realized gains	(0.11)		—		—		—
Total distributions to shareholders	(0.23)		(0.32)		(0.29)		(0.13)
Net asset value, end of period	$11.92		$11.59		$10.75		$10.71
Total return	4.91%		10.98%		3.15%		7.31%
Ratios to average net assets(b)
Total gross expenses	0.21	%(c)	0.22%		0.19%		0.11	%(c)
Total net expenses(d)	0.21	%(c)(e)	0.22	%(e)	0.19	%(e)	0.11	%(c)
Net investment income	1.30	%(c)	2.54%		2.49%		4.32	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,054		$2,544		$836		$7
Portfolio turnover	6%		23%		58%		9%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to January 31, 2013.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2013		Year Ended January 31,				Year Ended March 31,
Class A	(Unaudited)		2013		2012(a)		2011		2010	2009		2008
Per share data
Net asset value, beginning of period	$12.04		$11.30		$11.61		$10.23		$7.33	$11.36		$12.38
Income from investment operations:
Net investment income	0.05		0.18		0.15		0.19		0.23	0.22		0.25
Net realized and unrealized gain (loss)	0.68		1.07		(0.30)		1.37		2.89	(2.91)		(0.45)
Total from investment operations	0.73		1.25		(0.15)		1.56		3.12	(2.69)		(0.20)
Less distributions to shareholders:
Net investment income	(0.05)		(0.22)		(0.14)		(0.18)		(0.22)	(0.22)		(0.25)
Net realized gains	(0.08)		(0.29)		(0.02)		—		—	(1.12)		(0.57)
Total distributions to shareholders	(0.13)		(0.51)		(0.16)		(0.18)		(0.22)	(1.34)		(0.82)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		—	—		—
Net asset value, end of period	$12.64		$12.04		$11.30		$11.61		$10.23	$7.33		$11.36
Total return	6.14%		11.28%		(1.20%)		15.48%		42.94%	(26.48%)		(1.99%)
Ratios to average net assets(c)
Total gross expenses	0.49	%(d)	0.53%		0.51	%(d)(e)	0.50	%(e)	0.50%	0.50%		0.50%
Total net expenses(f)	0.48	%(d)(g)	0.53	%(g)	0.51	%(d)(e)(g)	0.50	%(e)	0.50%	0.50	%(g)	0.50	%(g)
Net investment income	0.76	%(d)(g)	1.51%		1.60	%(d)	1.75%		2.45%	2.44%		2.05%
Supplemental data
Net assets, end of period (in thousands)	$1,759,138		$679,109		$665,859		$291,758		$245,327	$170,155		$275,576
Portfolio turnover	4%		34%		42%		68%		27%	47%		18%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2013		Year Ended January 31,				Year Ended March 31,
Class B	(Unaudited)		2013		2012(a)		2011		2010	2009		2008
Per share data
Net asset value, beginning of period	$11.94		$11.21		$11.53		$10.16		$7.29	$11.30		$12.31
Income from investment operations:
Net investment income	(0.00	)(b)	0.07		0.07		0.10		0.16	0.15		0.16
Net realized and unrealized gain (loss)	0.69		1.08		(0.29)		1.37		2.87	(2.89)		(0.44)
Total from investment operations	0.69		1.15		(0.22)		1.47		3.03	(2.74)		(0.28)
Less distributions to shareholders:
Net investment income	(0.01)		(0.13)		(0.08)		(0.10)		(0.16)	(0.15)		(0.16)
Net realized gains	(0.08)		(0.29)		(0.02)		—		—	(1.12)		(0.57)
Total distributions to shareholders	(0.09)		(0.42)		(0.10)		(0.10)		(0.16)	(1.27)		(0.73)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		—	—		—
Net asset value, end of period	$12.54		$11.94		$11.21		$11.53		$10.16	$7.29		$11.30
Total return	5.79%		10.45%		(1.87%)		14.63%		41.72%	(27.01%)		(2.66%)
Ratios to average net assets(c)
Total gross expenses	1.24	%(d)	1.27%		1.26	%(d)(e)	1.25	%(e)	1.25%	1.25%		1.25%
Total net expenses(f)	1.23	%(d)(g)	1.27	%(g)	1.26	%(d)(e)(g)	1.25	%(e)	1.25%	1.25	%(g)	1.25	%(g)
Net investment income	(0.00	)(b)(e)(g)	0.65%		0.75	%(d)	0.99%		1.70%	1.67%		1.28%
Supplemental data
Net assets, end of period (in thousands)	$108,148		$53,009		$85,005		$133,770		$181,026	$156,679		$282,912
Portfolio turnover	4%		34%		42%		68%		27%	47%		18%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2013		Year Ended January 31,				Year Ended March 31,
Class C	(Unaudited)		2013		2012(a)		2011		2010	2009		2008
Per share data
Net asset value, beginning of period	$12.11		$11.36		$11.68		$10.29		$7.38	$11.43		$12.44
Income from investment operations:
Net investment income	(0.00	)(b)	0.09		0.08		0.11		0.16	0.15		0.16
Net realized and unrealized gain (loss)	0.69		1.08		(0.30)		1.38		2.91	(2.93)		(0.44)
Total from investment operations	0.69		1.17		(0.22)		1.49		3.07	(2.78)		(0.28)
Less distributions to shareholders:
Net investment income	(0.01)		(0.13)		(0.08)		(0.10)		(0.16)	(0.15)		(0.16)
Net realized gains	(0.08)		(0.29)		(0.02)		—		—	(1.12)		(0.57)
Total distributions to shareholders	(0.09)		(0.42)		(0.10)		(0.10)		(0.16)	(1.27)		(0.73)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		—	—		—
Net asset value, end of period	$12.71		$12.11		$11.36		$11.68		$10.29	$7.38		$11.43
Total return	5.71%		10.49%		(1.85%)		14.64%		41.76%	(27.05%)		(2.63%)
Ratios to average net assets(c)
Total gross expenses	1.24	%(d)	1.28%		1.26	%(d)(e)	1.25	%(e)	1.25%	1.25%		1.25%
Total net expenses(f)	1.24	%(d)(g)	1.28	%(g)	1.26	%(d)(e)(g)	1.25	%(e)	1.25%	1.25	%(g)	1.25	%(g)
Net investment income	(0.00	)(b)(d)(g)	0.75%		0.81	%(d)	1.00%		1.70%	1.67%		1.30%
Supplemental data
Net assets, end of period (in thousands)	$184,258		$84,349		$86,321		$91,556		$87,496	$64,940		$112,902
Portfolio turnover	4%		34%		42%		68%		27%	47%		18%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

Class K	Six Months Ended July 31, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$12.07
Income from investment operations:
Net investment income	0.05
Net realized and unrealized gain	0.63
Total from investment operations	0.68
Less distributions to shareholders:
Net investment income	(0.06)
Net realized gains	(0.08)
Total distributions to shareholders	(0.14)
Net asset value, end of period	$12.61
Total return	5.72%
Ratios to average net assets(b)
Total gross expenses	0.35	%(c)
Total net expenses(d)	0.35	%(c)
Net investment income	0.93	%(c)
Supplemental data
Net assets, end of period (in thousands)	$98
Portfolio turnover	4%

Notes to Financial Highlights

(a)  For the period from February 28, 2013 (commencement of operations) to July 31, 2013.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2013		Year Ended January 31,				Year Ended March 31,
Class R	(Unaudited)		2013		2012(a)		2011		2010	2009		2008
Per share data
Net asset value, beginning of period	$12.03		$11.29		$11.60		$10.22		$7.33	$11.36		$12.37
Income from investment operations:
Net investment income	0.03		0.15		0.13		0.16		0.20	0.22		0.21
Net realized and unrealized gain (loss)	0.69		1.07		(0.30)		1.38		2.89	(2.94)		(0.43)
Total from investment operations	0.72		1.22		(0.17)		1.54		3.09	(2.72)		(0.22)
Less distributions to shareholders:
Net investment income	(0.04)		(0.19)		(0.12)		(0.16)		(0.20)	(0.19)		(0.22)
Net realized gains	(0.08)		(0.29)		(0.02)		—		—	(1.12)		(0.57)
Total distributions to shareholders	(0.12)		(0.48)		(0.14)		(0.16)		(0.20)	(1.31)		(0.79)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		—	—		—
Net asset value, end of period	$12.63		$12.03		$11.29		$11.60		$10.22	$7.33		$11.36
Total return	6.01%		11.01%		(1.39%)		15.21%		42.46%	(26.67%)		(2.15%)
Ratios to average net assets(c)
Total gross expenses	0.74	%(d)	0.78%		0.77	%(d)(e)	0.75	%(e)	0.75%	0.75%		0.75%
Total net expenses(f)	0.74	%(d)(g)	0.78	%(g)	0.77	%(d)(e)(g)	0.75	%(e)	0.75%	0.75	%(g)	0.75	%(g)
Net investment income	0.44	%(d)(g)	1.26%		1.40	%(d)	1.54%		2.16%	2.48%		1.69%
Supplemental data
Net assets, end of period (in thousands)	$4,833		$4,664		$3,908		$1,517		$1,740	$1,666		$1,257
Portfolio turnover	4%		34%		42%		68%		27%	47%		18%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

Class R4	Six Months Ended July 31, 2013 (Unaudited)		Year Ended January 31, 2013(a)
Per share data
Net asset value, beginning of period	$12.11		$11.71
Income from investment operations:
Net investment income	0.06		0.11
Net realized and unrealized gain	0.70		0.65
Total from investment operations	0.76		0.76
Less distributions to shareholders:
Net investment income	(0.07)		(0.14)
Net realized gains	(0.08)		(0.22)
Total distributions to shareholders	(0.15)		(0.36)
Net asset value, end of period	$12.72		$12.11
Total return	6.37%		6.60%
Ratios to average net assets(b)
Total gross expenses	0.17	%(c)	0.24	%(c)
Total net expenses(d)	0.17	%(c)(e)	0.24	%(c)
Net investment income	1.02	%(c)(e)	3.98	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3		$3
Portfolio turnover	4%		34%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

Class R5	Six Months Ended July 31, 2013 (Unaudited)		Year Ended January 31, 2013(a)
Per share data
Net asset value, beginning of period	$12.11		$11.71
Income from investment operations:
Net investment income	0.07		0.11
Net realized and unrealized gain	0.69		0.66
Total from investment operations	0.76		0.77
Less distributions to shareholders:
Net investment income	(0.08)		(0.15)
Net realized gains	(0.08)		(0.22)
Total distributions to shareholders	(0.16)		(0.37)
Net asset value, end of period	$12.71		$12.11
Total return	6.34%		6.64%
Ratios to average net assets(b)
Total gross expenses	0.05	%(c)	0.12	%(c)
Total net expenses(d)	0.05	%(c)	0.12	%(c)
Net investment income	1.13	%(c)	4.10	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3		$3
Portfolio turnover	4%		34%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2013		Year Ended January 31,				Year Ended March 31,
Class T	(Unaudited)		2013		2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$12.04		$11.30		$11.61		$11.49
Income from investment operations:
Net investment income	0.04		0.17		0.15		0.02
Net realized and unrealized gain (loss)	0.69		1.07		(0.30)		0.13
Total from investment operations	0.73		1.24		(0.15)		0.15
Less distributions to shareholders:
Net investment income	(0.05)		(0.21)		(0.14)		(0.03)
Net realized gains	(0.08)		(0.29)		(0.02)		—
Total distributions to shareholders	(0.13)		(0.50)		(0.16)		(0.03)
Proceeds from regulatory settlements	—		—		0.00	(c)	—
Net asset value, end of period	$12.64		$12.04		$11.30		$11.61
Total return	6.11%		11.23%		(1.23%)		1.28%
Ratios to average net assets(d)
Total gross expenses	0.54	%(e)	0.58%		0.56	%(e)(f)	0.55	%(e)
Total net expenses(g)	0.54	%(e)(h)	0.58	%(h)	0.56	%(e)(f)(h)	0.55	%(e)
Net investment income	0.64	%(e)(h)	1.46%		1.58	%(e)	2.26	%(e)
Supplemental data
Net assets, end of period (in thousands)	$101,887		$100,955		$102,913		$3
Portfolio turnover	4%		34%		42%		68%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  For the period from March 1, 2011 (commencement of operations) to March 31, 2011.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

Class Y	Six Months Ended July 31, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$12.35
Income from investment operations
Net investment income	0.03
Net realized and unrealized gain	0.26
Total from investment operations	0.29
Less distributions to shareholders:
Net investment income	(0.04)
Net realized gains	(0.08)
Total distributions to shareholders	(0.12)
Net asset value, end of period	$12.52
Total return	2.40%
Ratios to average net assets(b)
Total gross expenses	0.01	%(c)
Total net expenses(d)	0.01	%(c)
Net investment income	1.76	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	4%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to July 31, 2013.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2013		Year Ended January 31,				Year Ended March 31,
Class Z	(Unaudited)		2013		2012(a)		2011		2010	2009		2008
Per share data
Net asset value, beginning of period	$12.03		$11.29		$11.60		$10.21		$7.33	$11.36		$12.35
Income from investment operations:
Net investment income	0.06		0.20		0.17		0.21		0.25	0.25		0.34
Net realized and unrealized gain (loss)	0.69		1.08		(0.30)		1.39		2.88	(2.92)		(0.47)
Total from investment operations	0.75		1.28		(0.13)		1.60		3.13	(2.67)		(0.13)
Less distributions to shareholders:
Net investment income	(0.07)		(0.25)		(0.16)		(0.21)		(0.25)	(0.24)		(0.29)
Net realized gains	(0.08)		(0.29)		(0.02)		—		—	(1.12)		(0.57)
Total distributions to shareholders	(0.15)		(0.54)		(0.18)		(0.21)		(0.25)	(1.36)		(0.86)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		—	—		—
Net asset value, end of period	$12.63		$12.03		$11.29		$11.60		$10.21	$7.33		$11.36
Total return	6.27%		11.57%		(1.00%)		15.89%		43.01%	(26.28%)		(1.49%)
Ratios to average net assets(c)
Total gross expenses	0.24	%(d)	0.28%		0.26	%(d)(e)	0.25	%(e)	0.25%	0.25%		0.25%
Total net expenses(f)	0.24	%(d)(g)	0.28	%(g)	0.26	%(d)(e)(g)	0.25	%(e)	0.25%	0.25	%(g)	0.25	%(g)
Net investment income	0.93	%(d)(g)	1.72%		1.86	%(e)	2.03%		2.69%	2.83%		2.68%
Supplemental data
Net assets, end of period (in thousands)	$143,202		$147,433		$146,805		$56,805		$64,967	$44,020		$46,711
Portfolio turnover	4%		34%		42%		68%		27%	47%		18%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Portfolio's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2013		Year Ended January 31,
Class A	(Unaudited)		2013		2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$11.41		$10.19		$10.28		$8.62	$6.49	$10.46
Income from investment operations:
Net investment income	0.02		0.13		0.12		0.14	0.15	0.17
Net realized and unrealized gain (loss)	0.89		1.25		(0.07)		1.69	2.14	(3.98)
Total from investment operations	0.91		1.38		0.05		1.83	2.29	(3.81)
Less distributions to shareholders:
Net investment income	—		(0.16)		(0.14)		(0.17)	(0.16)	(0.12)
Net realized gains	—		—		—		—	—	(0.04)
Total distributions to shareholders	—		(0.16)		(0.14)		(0.17)	(0.16)	(0.16)
Net asset value, end of period	$12.32		$11.41		$10.19		$10.28	$8.62	$6.49
Total return	7.97%		13.63%		0.60%		21.22%	35.27%	(36.52%)
Ratios to average net assets(a)
Total gross expenses	0.52	%(b)	0.52%		0.49%		0.50%	0.53%	0.51%
Total net expenses(c)	0.52	%(b)(d)	0.51	%(d)	0.49	%(d)	0.50%	0.51%	0.50%
Net investment income	0.31	%(b)	1.25%		1.18%		1.48%	1.92%	1.83%
Supplemental data
Net assets, end of period (in thousands)	$526,383		$495,722		$472,855		$489,241	$411,906	$294,773
Portfolio turnover	6%		21%		83%		10%	28%	35%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2013		Year Ended January 31,
Class B	(Unaudited)		2013		2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$11.41		$10.17		$10.24		$8.57	$6.46	$10.38
Income from investment operations:
Net investment income (loss)	(0.03)		0.04		0.04		0.06	0.08	0.09
Net realized and unrealized gain (loss)	0.90		1.26		(0.07)		1.69	2.12	(3.93)
Total from investment operations	0.87		1.30		(0.03)		1.75	2.20	(3.84)
Less distributions to shareholders:
Net investment income	—		(0.06)		(0.04)		(0.08)	(0.09)	(0.04)
Net realized gains	—		—		—		—	—	(0.04)
Total distributions to shareholders	—		(0.06)		(0.04)		(0.08)	(0.09)	(0.08)
Net asset value, end of period	$12.28		$11.41		$10.17		$10.24	$8.57	$6.46
Total return	7.62%		12.80%		(0.22%)		20.46%	34.10%	(37.04%)
Ratios to average net assets(a)
Total gross expenses	1.27	%(b)	1.26%		1.24%		1.26%	1.29%	1.26%
Total net expenses(c)	1.27	%(b)(d)	1.26	%(d)	1.24	%(d)	1.26%	1.27%	1.26%
Net investment income (loss)	(0.44	%)(b)	0.41%		0.38%		0.62%	1.09%	0.99%
Supplemental data
Net assets, end of period (in thousands)	$34,365		$39,020		$49,003		$66,323	$69,632	$56,864
Portfolio turnover	6%		21%		83%		10%	28%	35%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2013		Year Ended January 31,
Class C	(Unaudited)		2013		2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$11.24		$10.04		$10.14		$8.50	$6.42	$10.33
Income from investment operations:
Net investment income (loss)	(0.03)		0.05		0.04		0.07	0.11	0.10
Net realized and unrealized gain (loss)	0.89		1.24		(0.07)		1.67	2.08	(3.92)
Total from investment operations	0.86		1.29		(0.03)		1.74	2.19	(3.82)
Less distributions to shareholders:
Net investment income	—		(0.09)		(0.07)		(0.10)	(0.11)	(0.05)
Net realized gains	—		—		—		—	—	(0.04)
Total distributions to shareholders	—		(0.09)		(0.07)		(0.10)	(0.11)	(0.09)
Net asset value, end of period	$12.10		$11.24		$10.04		$10.14	$8.50	$6.42
Total return	7.65%		12.86%		(0.23%)		20.45%	34.07%	(37.00%)
Ratios to average net assets(a)
Total gross expenses	1.27	%(b)	1.27%		1.24%		1.25%	1.28%	1.26%
Total net expenses(c)	1.27	%(b)(d)	1.26	%(d)	1.24	%(d)	1.25%	1.26%	1.25%
Net investment income (loss)	(0.44	%)(b)	0.52%		0.44%		0.72%	1.37%	1.09%
Supplemental data
Net assets, end of period (in thousands)	$44,006		$38,461		$33,266		$31,772	$26,852	$11,330
Portfolio turnover	6%		21%		83%		10%	28%	35%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2013		Year Ended January 31,
Class K	(Unaudited)		2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$11.43		$10.20	$10.30	$8.63	$6.50	$10.48
Income from investment operations:
Net investment income	0.03		0.15	0.13	0.15	0.17	0.22
Net realized and unrealized gain (loss)	0.90		1.25	(0.07)	1.70	2.13	(4.01)
Total from investment operations	0.93		1.40	0.06	1.85	2.30	(3.79)
Less distributions to shareholders:
Net investment income	—		(0.17)	(0.16)	(0.18)	(0.17)	(0.15)
Net realized gains	—		—	—	—	—	(0.04)
Total distributions to shareholders	—		(0.17)	(0.16)	(0.18)	(0.17)	(0.19)
Net asset value, end of period	$12.36		$11.43	$10.20	$10.30	$8.63	$6.50
Total return	8.14%		13.84%	0.64%	21.46%	35.36%	(36.20%)
Ratios to average net assets(a)
Total gross expenses	0.38	%(b)	0.37%	0.35%	0.38%	0.36%	0.36%
Total net expenses(c)	0.38	%(b)	0.37%	0.35%	0.38%	0.36%	0.11%
Net investment income	0.45	%(b)	1.37%	1.30%	1.62%	2.13%	2.57%
Supplemental data
Net assets, end of period (in thousands)	$141		$126	$451	$461	$391	$141
Portfolio turnover	6%		21%	83%	10%	28%	35%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2013		Year Ended January 31,
Class R	(Unaudited)		2013		2012	2011(a)
Per share data
Net asset value, beginning of period	$11.35		$10.16		$10.25	$9.42
Income from investment operations:
Net investment income	0.01		0.11		0.10	0.10
Net realized and unrealized gain (loss)	0.89		1.24		(0.07)	0.92
Total from investment operations	0.90		1.35		0.03	1.02
Less distributions to shareholders:
Net investment income	—		(0.16)		(0.12)	(0.19)
Total distributions to shareholders	—		(0.16)		(0.12)	(0.19)
Net asset value, end of period	$12.25		$11.35		$10.16	$10.25
Total return	7.93%		13.38%		0.33%	10.87%
Ratios to average net assets(b)
Total gross expenses	0.77	%(c)	0.79%		0.70%	0.71	%(c)
Total net expenses(d)	0.77	%(c)(e)	0.76	%(e)	0.70%	0.71	%(c)
Net investment income	0.14	%(c)	1.03%		0.98%	2.91	%(c)
Supplemental data
Net assets, end of period (in thousands)	$213		$182		$3	$3
Portfolio turnover	6%		21%		83%	10%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

Class R4	Six Months Ended July 31, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$11.82
Income from investment operations:
Net investment income	0.02
Net realized and unrealized gain	0.32
Total from investment operations	0.34
Net asset value, end of period	$12.16
Total return	2.88%
Ratios to average net assets(b)
Total gross expenses	0.24	%(c)
Total net expenses(d)	0.24	%(c)
Net investment income	1.26	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	6%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to July 31, 2013.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

Class R5	Six Months Ended July 31, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$11.82
Income from investment operations:
Net investment income	0.02
Net realized and unrealized gain	0.33
Total from investment operations	0.35
Net asset value, end of period	$12.17
Total return	2.96%
Ratios to average net assets(b)
Total gross expenses	0.06	%(c)
Total net expenses(d)	0.06	%(c)
Net investment income	1.43	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	6%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to July 31, 2013.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

Class Y	Six Months Ended July 31, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$11.82
Income from investment operations
Net investment income	0.02
Net realized and unrealized gain	0.33
Total from investment operations	0.35
Net asset value, end of period	$12.17
Total return	2.96%
Ratios to average net assets(b)
Total gross expenses	0.02	%(c)
Total net expenses(d)	0.02	%(c)
Net investment income	1.48	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	6%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to July 31, 2013.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2013		Year Ended January 31,
Class Z	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$11.36		$10.16		$10.26		$9.42
Income from investment operations:
Net investment income	0.04		0.21		0.14		0.12
Net realized and unrealized gain (loss)	0.90		1.19		(0.07)		0.92
Total from investment operations	0.94		1.40		0.07		1.04
Less distributions to shareholders:
Net investment income	—		(0.20)		(0.17)		(0.20)
Total distributions to shareholders	—		(0.20)		(0.17)		(0.20)
Net asset value, end of period	$12.30		$11.36		$10.16		$10.26
Total return	8.27%		13.87%		0.83%		11.11%
Ratios to average net assets(b)
Total gross expenses	0.27	%(c)	0.28%		0.24%		0.18	%(c)
Total net expenses(d)	0.27	%(c)(e)	0.26	%(e)	0.24	%(e)	0.18	%(c)
Net investment income	0.61	%(c)	2.00%		1.40%		3.44	%(c)
Supplemental data
Net assets, end of period (in thousands)	$600		$413		$168		$3
Portfolio turnover	6%		21%		83%		10%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Portfolio invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Notes to Financial Statements

July 31, 2013 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust and Columbia Funds Series Trust II (each a Trust and collectively, the Trusts) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Columbia Funds Series Trust is organized as a Delaware statutory trust and Columbia Funds Series Trust II is organized as a Massachusetts business trust.

Information presented in these financial statements pertains to the following series of the Trusts (each a Portfolio and collectively, the Portfolios): Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, each a series of Columbia Funds Series Trust, and Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, and Columbia Capital Allocation Aggressive Portfolio, each a series of Columbia Funds Series Trust II. Each Portfolio currently operates as a diversified fund.

Each Portfolio is a "fund-of-funds" and invests in a combination of underlying affiliated funds* for which Columbia Management Investment Advisers, LLC (Columbia Management), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or an affiliate acts as investment manager or principal underwriter. Each Portfolio may also invest in unaffiliated underlying funds, exchange traded funds (ETFs), equity and fixed income securities (including treasury inflation protected securities (TIPs)) and derivative instruments. Columbia Management is the Investment Manager for the underlying affiliated funds.

* For information on the goals, investment strategies and risks of the underlying funds please refer to the Portfolio's most recent prospectus and the prospectuses of the underlying funds.

Portfolio Shares

Each Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees (the Board).

Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio each offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class Y and Class Z shares. Columbia Capital Allocation Moderate Aggressive Portfolio offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class T, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law.

Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% for Columbia Capital Allocation Conservative Portfolio. Class A shares of Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. Each Portfolio no longer accepts investments by new or existing investors in the Portfolio's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Portfolio and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class K shares are not subject to sales charges and are closed to new investors. Class K shares of Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio commenced operations on February 28, 2013.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors. Class R4 shares of Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio commenced operations on June 13, 2013.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2013 (Unaudited)

authorized investment professionals and omnibus retirement plans. Class R5 of Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio commenced operations on June 13, 2013.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans. Class Y shares of each Portfolio commenced operations on June 13, 2013.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security Valuation

Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange (NYSE) on the valuation date.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter (OTC) or exchange bid quotation.

All equity securities are valued at the close of business of the NYSE. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2013 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Portfolios do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Portfolio invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Portfolio may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Portfolio to sell, including at favorable prices) and the potential for market movements which may expose the Portfolio to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Portfolio's risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Portfolio and the amount of any initial margin held by the counterparty. With exchange traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Portfolio since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Portfolio.

In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between a Portfolio and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2013 (Unaudited)

market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Portfolio and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolio attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio's net assets decline by a stated percentage over a specified time period or the Portfolio fails to meet the terms of the ISDA Master Agreement, which would cause the Portfolio to accelerate payment of any net liability owed to the counterparty. The Portfolio also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Portfolio would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Portfolios bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Portfolio versus the benchmark, manage exposure to movements in interest rates, manage exposure to the securities market, and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Portfolio bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Portfolio pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Portfolio, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact and the location of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Capital Allocation Conservative Portfolio

The following table is a summary of the fair value of derivative instruments at July 31, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	236,605	*
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	513,341	*

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2013 (Unaudited)

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended July 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(677,821)
Interest rate risk	(307,662)
Total	(985,483)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	236,605
Interest rate risk	(319,543)
Total	(82,938)

The following table is a summary of the volume of derivative instruments for the six months ended July 31, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	705

Columbia Capital Allocation Moderate Conservative Portfolio

The following table is a summary of the fair value of derivative instruments at July 31, 2013:

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	157,557	*
Interest rate risk	Net assets — unrealized depreciation on futures contracts	918,094	*
Total		1,075,651

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended July 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(1,365,830)
Interest rate risk	(393,659)
Total	(1,759,489)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(157,557)
Interest rate risk	(866,323)
Total	(1,023,880)

The following table is a summary of the volume of derivative instruments for the six months ended July 31, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	1,153

Columbia Capital Allocation Moderate Portfolio

The following table is a summary of the fair value of derivative instruments at July 31, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	618,210	*
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	628,125	*

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended July 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(2,870,813)
Interest rate risk	(519,723)
Total	(3,390,536)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	618,210
Interest rate risk	(80,874)
Total	537,336

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2013 (Unaudited)

The following table is a summary of the volume of derivative instruments for the six months ended July 31, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	1,652

Columbia Capital Allocation Moderate Aggressive Portfolio

The following table is a summary of the fair value of derivative instruments at July 31, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	896,053	*
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	36,001	*
Interest rate risk	Net assets — unrealized depreciation on futures contracts	149,719	*
Total		185,720

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended July 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(2,800,569)
Interest rate risk	(91,476)
Total	(2,892,045)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	860,052
Interest rate risk	(43,194)
Total	816,858

The following table is a summary of the volume of derivative instruments for the six months ended July 31, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	2,670

Columbia Capital Allocation Aggressive Portfolio

The following table is a summary of the fair value of derivative instruments at July 31, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	307,062	*
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	2,832	*

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended July 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(1,162,436)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	304,230

The following table is a summary of the volume of derivative instruments for the six months ended July 31, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	568

Treasury Inflation Protected Securities

Each Portfolio may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statements of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2013 (Unaudited)

Income Recognition

Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Expenses

General expenses of the Trust are allocated to the Portfolios, respectively, and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Portfolio are charged to such Portfolio. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Portfolio on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

For federal income tax purposes, each Portfolio is treated as a separate entity. The Portfolios intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Portfolios intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Portfolios should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio. Distribution from net investment income, if any, are declared and paid annually for Columbia

Capital Allocation Aggressive Portfolio. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its Portfolios. In addition, certain of the Portfolios' contracts with their service providers contain general indemnification clauses. The Portfolios' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Portfolios cannot be determined, and the Portfolios have no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Portfolio Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The investment management fee for the Portfolios is an annual fee that is a blend of (i) 0.00% on assets invested in Columbia proprietary funds that pay an investment advisory fee to the Investment Manager, (ii) 0.10% on assets invested in non-exchange traded third-party advised mutual funds and (iii) 0.55% on assets invested in all other securities, including other funds advised by the Investment Manager that do not pay an investment advisory fee, ETF's, derivatives and individual securities.

Prior to March 1, 2013, Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio did not pay the Investment Manager a direct investment management fee for managing its assets.

The annualized effective investment management fee rates, net of any waivers, based on each Portfolio's average daily net assets for the six months ended July 31, 2013 were as follows:

Columbia Capital Allocation Conservative Portfolio	0.02%
Columbia Capital Allocation Moderate Conservative Portfolio	0.02
Columbia Capital Allocation Moderate Portfolio	0.01
Columbia Capital Allocation Moderate Aggressive Portfolio	0.02
Columbia Capital Allocation Aggressive Portfolio	0.01

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2013 (Unaudited)

In addition to the fees and expenses which the Portfolios bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which the Portfolios invest. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Portfolio Administrator. Each Portfolio pays the Portfolio Administrator an annual fee for administration and accounting services equal to 0.02% of each Portfolio's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Portfolios or the Board, including payments to a company providing limited administrative services to the Portfolios and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six month ended July 31, 2013, other expenses paid to this company were:

Portfolio	Amount ($)
Columbia Capital Allocation Conservative Portfolio	743
Columbia Capital Allocation Moderate Conservative Portfolio	743
Columbia Capital Allocation Moderate Portfolio	743
Columbia Capital Allocation Moderate Aggressive Portfolio	743
Columbia Capital Allocation Aggressive Portfolio	743

Compensation of Board Members

Board members are compensated for their services to the Portfolios as disclosed in the Statements of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Portfolios, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Portfolio's liability for these amounts is adjusted for market value changes and remains in the Portfolios until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Portfolio. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Portfolios for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Portfolios that is a percentage of the average aggregate value of each Portfolio's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolios (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Beginning June 13, 2013, Class Y shares are not subject to transfer agent fees for at least twelve months.

For the six months ended July 31, 2013, the Portfolios' annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Portfolio	Class A (%)	Class B (%)	Class C (%)	Class K (%)	Class R (%)	Class R4 (%)	Class R5 (%)	Class T (%)	Class Y (%)	Class Z (%)
Columbia Capital Allocation Conservative Portfolio	0.15	0.15	0.15	0.02	0.14	0.14	0.05	—	0.00	0.16
Columbia Capital Allocation Moderate Conservative Portfolio	0.15	0.15	0.15	0.05	0.16	0.16	0.05	—	0.00	0.16
Columbia Capital Allocation Moderate Portfolio	0.16	0.16	0.16	0.05	0.16	0.12	0.05	—	0.00	0.16
Columbia Capital Allocation Moderate Aggressive Portfolio	0.18	0.18	0.18	0.05	0.18	0.16	0.05	0.18	0.00	0.18
Columbia Capital Allocation Aggressive Portfolio	0.19	0.19	.019	0.05	0.19	0.22	0.05	—	0.00	0.19

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2013 (Unaudited)

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Portfolios' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statements of Operations.

For the six months ended July 31, 2013 these minimum account balance fees reduced total expenses as follows:

Portfolio	Amount ($)
Columbia Capital Allocation Conservative Portfolio	20
Columbia Capital Allocation Moderate Conservative Portfolio	260
Columbia Capital Allocation Moderate Portfolio	120
Columbia Capital Allocation Moderate Aggressive Portfolio	23,025
Columbia Capital Allocation Aggressive Portfolio	235

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, each Portfolio pays an annual fee at a rate of 0.25% of the Portfolio's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Portfolios have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Portfolios have adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Portfolios. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Portfolios and providing services to investors.

Under the Plans, each Portfolio pays a monthly fee to the Distributor at the annual rates of up to 0.25% of each Portfolio's average daily net assets attributable to Class A shares, up to 1.00% of the Portfolio's average daily net assets attributable to Class B and Class C shares and up to 0.50% of each Portfolio's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio).

For Class B and Class C shares of the Portfolios, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Portfolio was approximately as follows:

Portfolio	Class B ($)	Class C ($)
Columbia Capital Allocation Conservative Portfolio	1,954,000	307,000
Columbia Capital Allocation Moderate Conservative Portfolio	3,102,000	487,000
Columbia Capital Allocation Moderate Portfolio	6,007,000	1,786,000
Columbia Capital Allocation Moderate Aggressive Portfolio	5,681,000	1,260,000
Columbia Capital Allocation Aggressive Portfolio	1,747,000	257,000

These amounts are based on the most recent information available as of June 30, 2013, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Shareholder Services Fees

Columbia Capital Allocation Moderate Aggressive Portfolio has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Portfolio may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Portfolio's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Portfolio's average daily net assets attributable to Class T shares. The annualized shareholder services fees for the six months ended July 31, 2013 was 0.30% of the Portfolio's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Portfolio's shares for the six months ended July 31, 2013, were as follows:

Portfolio	Class A ($)	Class B ($)	Class C ($)	Class T ($)
Columbia Capital Allocation Conservative Portfolio	187,322	2,495	2,231	—
Columbia Capital Allocation Moderate Conservative Portfolio	350,700	3,505	2,023	—
Columbia Capital Allocation Moderate Portfolio	1,412,096	8,981	4,240	—

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2013 (Unaudited)

Portfolio	Class A ($)	Class B ($)	Class C ($)	Class T ($)
Columbia Capital Allocation Moderate Aggressive Portfolio	980,954	15,002	4,243	4,685
Columbia Capital Allocation Aggressive Portfolio	634,986	5,433	1,484	—

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Portfolio), for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that each Portfolio's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Portfolios' custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	June 1, 2013 through May 31, 2014
Portfolio	Class A (%)	Class B (%)	Class C (%)	Class K (%)	Class R (%)	Class R4 (%)		Class R5 (%)		Class T (%)	Class Y (%)		Class Z (%)
Columbia Capital Allocation Conservative Portfolio	0.51	1.26	1.26	0.43	0.76	0.26	*	0.18	*	N/A	0.13	*	0.26
Columbia Capital Allocation Moderate Conservative Portfolio	0.51	1.26	1.26	0.43	0.76	0.26		0.18		N/A	0.13	*	0.26
Columbia Capital Allocation Moderate Portfolio	0.51	1.26	1.26	0.43	0.76	0.26	*	0.18	*	N/A	0.13	*	0.26
Columbia Capital Allocation Moderate Aggressive Portfolio	0.51	1.26	1.26	0.43	0.76	0.26		0.18		0.56	0.13	*	0.26
Columbia Capital Allocation Aggressive Portfolio	0.51	1.26	1.26	0.43	0.76	0.26	*	0.18	*	N/A	0.13	*	0.26

* Annual rate is contractual from June 13, 2013 (commencement of operations for Class R4 and Class R5 shares of Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio and the commencement of operations for Class Y shares of each Portfolio commenced) through May 31, 2014.

	Prior to June 1, 2013
Portfolio	Class A (%)	Class B (%)	Class C (%)	Class K (%)	Class R (%)	Class R4 (%)	Class R5 (%)	Class T (%)	Class Z (%)
Columbia Capital Allocation Conservative Portfolio	0.51	1.26	1.26	0.44	0.76	N/A	N/A	N/A	0.26
Columbia Capital Allocation Moderate Conservative Portfolio	0.51	1.26	1.26	N/A	0.76	0.26	0.18	N/A	0.26
Columbia Capital Allocation Moderate Portfolio	0.51	1.26	1.26	0.44	0.76	N/A	N/A	N/A	0.26
Columbia Capital Allocation Moderate Aggressive Portfolio	0.51	1.26	1.26	N/A	0.76	0.26	0.18	0.56	0.26
Columbia Capital Allocation Aggressive Portfolio	0.51	1.26	1.26	0.44	0.76	N/A	N/A	N/A	0.26

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Portfolios, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. Effective March 1, 2013, the investment management fee is also excluded from the waiver/reimbursement commitment for Columbia Capital Allocation Conservative Portfolio, Columbia Capital allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio only and is therefore paid by the Portfolios. For Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, each Portfolio's investment management fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Portfolios. This agreement may be modified or amended only with approval from all parties. Reorganization (see Note 8) costs, if any, were allocated to the Portfolios only to

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2013 (Unaudited)

the extent they are expected to be offset by the anticipated reduction in expenses borne by the Portfolio's shareholders during the first year following the Reorganization.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At July 31, 2013, the cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:

Portfolio	Tax cost($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net appreciation (depreciation) ($)
Columbia Capital Allocation Conservative Portfolio	340,589,000	16,647,000	(3,386,000)	13,261,000
Columbia Capital Allocation Moderate Conservative Portfolio	652,263,000	57,895,000	(3,478,000)	54,417,000
Columbia Capital Allocation Moderate Portfolio	1,419,804,000	203,093,000	(4,415,000)	198,678,000
Columbia Capital Allocation Moderate Aggressive Portfolio	1,995,537,000	313,172,000	(10,330,000)	302,842,000
Columbia Capital Allocation Aggressive Portfolio	490,384,000	115,010,000	(346,000)	114,664,000

The following capital loss carryforward, determined at January 31, 2013, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Portfolio	2017 ($)	2018 ($)	2019 ($)	Unlimited Short-Term ($)	Unlimited Long-Term ($)	Total ($)
Columbia Capital Allocation Conservative Portfolio	—	—	—	—	—	—
Columbia Capital Allocation Moderate Conservative Portfolio	—	—	—	—	—	—
Columbia Capital Allocation Moderate Portfolio	—	—	—	—	—	—
Portfolio	2017 ($)	2018 ($)	2019 ($)	Unlimited Short-Term ($)	Unlimited Long-Term ($)	Total ($)
Columbia Capital Allocation Moderate Aggressive Portfolio	—	—	—	—	—	—
Columbia Capital Allocation Aggressive Portfolio	6,629,032	28,221,611	8,579,032	2,193,778	—	45,623,453

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. At January 31, 2013, the Portfolios have elected to treat the following post-October capital losses as arising on February 1, 2013:

Portfolios	Amount ($)
Columbia Capital Allocation Conservative Portfolio	43,146
Columbia Capital Allocation Moderate Conservative Portfolio	—
Columbia Capital Allocation Moderate Portfolio	161,817
Columbia Capital Allocation Moderate Aggressive Portfolio	—
Columbia Capital Allocation Aggressive Portfolio	—

Management of the Portfolios has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the six months ended July 31, 2013, the cost of purchases and proceeds from sales of securities, excluding investments in money market funds, for each Portfolio aggregated to:

	U.S. Government Securities		Other Investment Securities
Portfolios	Purchases ($)	Proceeds ($)	Purchases ($)	Proceeds ($)
Columbia Capital Allocation Conservative Portfolio	1,146,932	1,308,391	22,491,197	47,227,130
Columbia Capital Allocation Moderate Conservative Portfolio	—	927,710	33,727,542	79,713,136

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2013 (Unaudited)

	U.S. Government Securities		Other Investment Securities
Portfolios	Purchases ($)	Proceeds ($)	Purchases ($)	Proceeds ($)
Columbia Capital Allocation Moderate Portfolio	—	—	91,556,368	121,009,487
Columbia Capital Allocation Moderate Aggressive Portfolio	—	1,640,869	69,428,288	205,708,326
Columbia Capital Allocation Aggressive Portfolio	—	—	34,790,375	60,027,669

Transactions to realign the Capital Allocation Conservative Portfolio's portfolio following the merger as described in Note 8 are excluded for purposes of calculating the Portfolio's portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $5,421,000 and $7,207,689 respectively.

Transactions to realign the Capital Allocation Moderate Conservative Portfolio's portfolio following the merger as described in Note 8 are excluded for purposes of calculating the Portfolio's portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $2,760,210 each.

Transactions to realign the Capital Allocation Moderate Aggressive Portfolio's portfolio following the merger as described in Note 8 are excluded for purposes of calculating the Portfolio's portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $22,093,468 each.

Note 6. Shareholder Concentration

At July 31, 2013, certain shareholder accounts owned more than 10% of the outstanding shares of one or more of the Portfolios. For unaffiliated shareholder accounts, the Portfolios have no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolios. The number of accounts and aggregate percentages of shares outstanding held therein were as follows:

Portfolio	Number of Unaffiliated Accounts	Percentage of Shares Outstanding Held — Unaffiliated (%)	Percentage of Shares Outstanding Held — Affiliated (%)
Columbia Capital Allocation Conservative Portfolio	—	—	26.5
Columbia Capital Allocation Moderate Conservative Portfolio	—	—	23.3
Columbia Capital Allocation Moderate Portfolio	—	—	24.2
Portfolio	Number of Unaffiliated Accounts	Percentage of Shares Outstanding Held — Unaffiliated (%)	Percentage of Shares Outstanding Held — Affiliated (%)
Columbia Capital Allocation Moderate Aggressive Portfolio	1	17.9	17.8
Columbia Capital Allocation Aggressive Portfolio	—	—	28.3

Note 7. Line of Credit

Each Portfolio has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Portfolios may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Portfolios and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.

No Portfolio had borrowings during the six months ended July 31, 2013.

Note 8. Fund Merger

Columbia Capital Allocation Moderate Conservative Portfolio

At the close of business on March 15, 2013, Columbia Capital Allocation Moderate Conservative Portfolio acquired the assets and assumed the identified liabilities of Columbia Portfolio Builder Moderate Conservative Fund, a series of Columbia Funds Series Trust II (the acquired fund). The reorganization was completed after shareholders of the acquired fund approved the plan on February 27, 2013. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Portfolios immediately before the acquisition were $126,099,791 and the combined net assets immediately after the acquisition were $728,747,564.

The merger was accomplished by a tax-free exchange of 53,696,442 shares of the acquired fund valued at $602,647,773 (including $53,201,190 of unrealized appreciation).

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2013 (Unaudited)

In exchange for acquired fund's shares, the Portfolio issued the following number of shares:

Shares
Class A	44,299,399
Class B	2,809,162
Class C	5,573,686
Class K	1,044
Class R	437
Class Z	66,440

For financial reporting purposes, net assets received and shares issued by the Portfolio were recorded at fair value; however, the acquired fund's cost of investments was carried forward.

The financial statements reflect the operations of the Portfolio for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of of the acquired fund that have been included in the combined Portfolio's Statement of Operations since the merger was completed.

Assuming the merger had been completed on February 1, 2013, the Portfolio's pro-forma net investment income, net gain on investments, net change in unrealized appreciation and net increase in net assets from operations for the six months ended July 31, 2013 would have been approximately $4.2 million $14.3 million, $(0.8) million and $17.8 million, respectively.

Columbia Capital Allocation Moderate Aggressive Portfolio

At the close of business on March 15, 2013, Columbia Capital Allocation Moderate Aggressive Portfolio acquired the assets and assumed the identified liabilities of Columbia Portfolio Builder Moderate Aggressive Fund, a series of Columbia Funds Series Trust II (the acquired fund). The reorganization was completed after shareholders of the acquired fund approved the plan on February 27, 2013. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Portfolio immediately before the acquisition were $1,079,846,854 and the combined net assets immediately after the acquisition were $2,291,819,834.

The merger was accomplished by a tax-free exchange of 102,704,635 shares of the acquired fund valued at

$1,211,972,980 (including $183,352,502 of unrealized appreciation).

In exchange for the acquired fund's shares, the Portfolio issued the following number of shares:

Shares
Class A	84,466,691
Class B	6,750,859
Class C	7,340
Class K	7,340
Class R	791
Class Z	49,631

For financial reporting purposes, net assets received and shares issued by the Portfolio were recorded at fair value; however, the acquired fund's cost of investments was carried forward.

The financial statements reflect the operations of the Portfolio for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Portfolio's Statement of Operations since the merger was completed.

Assuming the merger had been completed on February 1, 2013, the Portfolio's pro-forma net investment income, net gain on investments, net change in unrealized appreciation and net increase in net assets from operations for the six months ended July 31, 2013 would have been approximately $5.4 million, $47.9 million, $82.3 million and $135.6 million, respectively.

Columbia Capital Allocation Conservative Portfolio

At the close of business on April 26, 2013, Columbia Capital Allocation Conservative Portfolio acquired the assets and assumed the identified liabilities of Columbia LifeGoal Income Portfolio, a series of Columbia Funds Series Trust (the acquired fund). The reorganization was completed after shareholders of the acquired fund approved the plan of reorganization on February 27, 2013. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Portfolio immediately before the acquisition were $348,977,186 and the combined net assets immediately after the acquisition were $373,544,200.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

July 31, 2013 (Unaudited)

The merger was accomplished by a tax-free exchange of 2,298,723 shares of the acquired fund valued at $24,567,014 (including $1,787,615 of unrealized appreciation).

In exchange for the acquired fund's shares, the Portfolio issued the following number of shares:

Shares
Class A	1,477,865
Class B	86,216
Class C	490,357
Class Z	243,364

For financial reporting purposes, net assets received and shares issued by the Portfolio were recorded at fair value; however, the acquired fund's cost of investments was carried forward.

The financial statements reflect the operations of the Portfolio for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Portfolio's Statement of Operations since the merger was completed.

Assuming the merger had been completed on February 1, 2013, the Portfolio's pro-forma net investment income, net gain on investments, net change in unrealized appreciation and net increase in net assets from operations for the six months ended July 31, 2013 would have been approximately $4.5 million, $6.4 million, $(6.2) million and $4.7 million, respectively.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the

Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to each Columbia Capital Allocation Portfolios (each, a Series Fund and collectively, the Series Funds). Under an investment management services agreement with respect to each Series Funds, (each, an IMS Agreement), Columbia Management provides investment advice and other services to each of the Series Funds and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, each Series Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of each IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and each Series Fund's performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial's profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue each IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management's fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management's Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management's equity and fixed income research departments.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Series Funds by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under each IMS Agreement and the Series Funds' Administrative Services Agreement, the Independent

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Approval of Investment Management Services Agreement (continued)

Trustees also took into account the organization and strength of each Series Fund and their service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under each IMS Agreement and the Series Funds' other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of each IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to each Series Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under each IMS Agreement, the Board carefully reviewed the investment performance of each Series Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of each Series Fund, the performance of a benchmark index, the percentage ranking of each Fund among its comparison group and the net assets of each Fund. For Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Aggressive Portfolio and Columbia Capital Allocation Moderate Portfolio, the Board observed that each Portfolio's investment performance met expectations. For Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Conservative Portfolio, the Board observed that each Portfolio's investment performance was appropriate in light of the particular management style involved and the particular market environment. The Board observed that appropriate steps (such as changes to the management team) had been taken or are contemplated to help improve the Portfolio's performance.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Series Funds

The Board reviewed comparative fees and the costs of services to be provided under each IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each Series Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Series Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant's report that concluded that the Funds' expense cap philosophy of assuring that each Portfolio's total expense ratio is not above its peer universe median ratio is reasonable. The Board noted the rationale for according weight to each Series Fund's direct expenses, as opposed to its total expense ratios, which also include indirect expenses (i.e., the expenses incurred by the underlying Funds in which each Series Fund invests). In this regard, the Board noted that each Series Fund's direct and indirect total expense ratios generally approximate or are below the median ratio for each Series Fund's peer universe. Based on its review, the Board concluded that each Series Fund's investment management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to each of the Series Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Series Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant's report that concluded that Columbia Management's profitability, particularly in comparison to

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Approval of Investment Management Services Agreement (continued)

industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by each Series Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

Given that each Series Fund primarily invests in Columbia Management proprietary funds and that each Series Fund pays a flat rate IMS fee on its investments outside of Columbia Management proprietary funds, the Board did not accord weight to the lack of any material economies of scale associated with growth of each Series Fund.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of each IMS Agreement.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013

Columbia Capital Allocation Portfolios

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Portfolios go to columbiamanagement.com. The Portfolios are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR124_01_C01_(09/13)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 23, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 23, 2013